REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (the “Account”), as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund	Hartford Small Company HLS Fund
American Century VP Growth Fund	Hartford SmallCap Growth HLS Fund
AB VPS Balanced Hedged Allocation Portfolio	Hartford Stock HLS Fund
AB VPS International Value Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio
AB VPS Discovery Value Portfolio (Formerly AB VPS Small/Mid Cap Value Portfolio)	Lord Abbett Series Fund - Dividend Growth Portfolio
AB VPS Sustainable International Thematic Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
Invesco V.I. Core Equity Fund	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. Government Securities Fund	MFS® Growth Series
Invesco V.I. High Yield Fund	MFS® Global Equity Series
Invesco V.I. EQV International Equity Fund	MFS® Investors Trust Series
Invesco V.I. Main Street Mid Cap Fund®	MFS® Mid Cap Growth Series
Invesco V.I. Small Cap Equity Fund	MFS® New Discovery Series
Invesco V.I. Balanced-Risk Allocation Fund	MFS® Total Return Series
Invesco V.I. Diversified Dividend Fund	MFS® Value Series
Invesco V.I. Government Money Market Fund	MFS® Total Return Bond Series
American Century VP Mid Cap Value Fund	MFS® Research Series
American Funds Insurance Series® Capital World Bond Fund®	MFS® High Yield Portfolio
American Funds Insurance Series® Capital World Growth and Income Fund®	BlackRock Managed Volatility V.I. Fund
American Funds Insurance Series® Asset Allocation Fund	BlackRock Global Allocation V.I. Fund
American Funds Insurance Series® Washington Mutual Investors FundSM	BlackRock S&P 500 Index V.I. Fund
American Funds Insurance Series® The Bond Fund of America®	BlackRock Large Cap Focus Growth V.I. Fund
American Funds Insurance Series® Global Growth Fund	BlackRock Equity Dividend V.I. Fund
American Funds Insurance Series® Growth Fund	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® Growth-Income Fund	Morgan Stanley VIF Discovery Portfolio
American Funds Insurance Series® International Fund	Invesco V.I. American Value Fund
American Funds Insurance Series® New World Fund®	BlackRock Capital Appreciation V.I. Fund
American Funds Insurance Series® Global Small Capitalization Fund	Invesco V.I. Capital Appreciation Fund
Allspring VT Discovery All Cap Growth Fund (Formerly Allspring VT Omega Growth Fund)	Invesco V.I. Global Fund
Fidelity® VIP Growth Portfolio	Invesco V.I. Main Street Fund®
Fidelity® VIP Contrafund® Portfolio	Invesco V.I. Main Street Small Cap Fund®
Fidelity® VIP Mid Cap Portfolio	Putnam VT Diversified Income Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT Large Cap Growth Fund (Formerly Putnam VT Growth Opportunities Fund)
Fidelity® VIP Strategic Income Portfolio	Putnam VT International Value Fund
Franklin Rising Dividends VIP Fund	Putnam VT International Equity Fund
Franklin Income VIP Fund	Putnam VT Core Equity Fund (Formerly Putnam VT Multi-Cap Core Fund)
Franklin Large Cap Growth VIP Fund	Putnam VT Small Cap Value Fund
Franklin Global Real Estate VIP Fund	Putnam VT Large Cap Value Fund
Franklin Small-Mid Cap Growth VIP Fund	PIMCO VIT All Asset Portfolio
Franklin Small Cap Value VIP Fund	PIMCO StocksPLUS® Global Portfolio

Franklin Strategic Income VIP Fund	PIMCO VIT Global Managed Asset Allocation Portfolio
Franklin Mutual Shares VIP Fund	PSF PGIM Jennison Value Portfolio
Templeton Developing Markets VIP Fund	Invesco V.I. Growth and Income Fund
Templeton Foreign VIP Fund	Invesco V.I. Comstock Fund
Templeton Growth VIP Fund	Invesco V.I. American Franchise Fund
Franklin Mutual Global Discovery VIP Fund	Allspring VT Index Asset Allocation Fund
Franklin DynaTech VIP Fund	Allspring VT International Equity Fund
Templeton Global Bond VIP Fund	Allspring VT Small Cap Growth Fund
Hartford Balanced HLS Fund	Allspring VT Discovery SMID Cap Growth Fund (Formerly Allspring VT Discovery Fund)
Hartford Total Return Bond HLS Fund	Allspring VT Opportunity Fund
Hartford Capital Appreciation HLS Fund	MFS® Core Equity Portfolio
Hartford Dividend and Growth HLS Fund	MFS® Massachusetts Investors Growth Stock Portfolio
Hartford Disciplined Equity HLS Fund	MFS® Research International Portfolio
Hartford International Opportunities HLS Fund
Hartford Ultrashort Bond HLS Fund

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund, AB VPS Relative Value Portfolio (Formerly AB VPS Growth and Income Portfolio), Invesco V.I. Discovery Mid Cap Growth Fund, and PSF PGIM Jennison Blend Portfolio and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the accompanying statements of operations, statements of changes in net assets, and financial highlights of Morgan Stanley VIF Core Plus Fixed Income Portfolio and PSF PGIM Jennison Focused Blend Portfolio for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford MidCap HLS Fund	December 31, 2023	Year ended December 31, 2023	Two years in the period ended December 31, 2023	Three years in the period ended December 31, 2023 and the period from September 18, 2020 to December 31, 2020
AB VPS Relative Value Portfolio (Formerly AB VPS Growth and Income Portfolio)	December 31, 2023	Year ended December 31, 2023	Two years in the period ended December 31, 2023	Four years in the period ended December 31, 2023 and the period from April 30, 2019 to December 31, 2019
Invesco V.I. Discovery Mid Cap Growth Fund	December 31, 2023	Year ended December 31, 2023	Two years in the period ended December 31, 2023	Three years in the period ended December 31, 2023 and the period from April 30, 2020 to December 31, 2020
PSF PGIM Jennison Blend Portfolio	December 31, 2023	Period from December 8, 2023 to December 31, 2023	Period from December 8, 2023 to December 31, 2023	Period from December 8, 2023 to December 31, 2023
Morgan Stanley VIF Core Plus Fixed Income Portfolio	Not Applicable	Period from January 1, 2023 to July 28, 2023	Period from January 1, 2023 to July 28, 2023 and the year ended December 31, 2022	Period from January 1, 2023 to July 28, 2023 and the four years in the period ended December 31, 2023
PSF PGIM Jennison Focused Blend Portfolio	Not Applicable	Period from January 1, 2023 to December 8, 2023	Period from January 1, 2023 to December 8, 2023 and the year ended December 31, 2022	Period from January 1, 2023 to December 8, 2023 and the four years in the period ended December 31, 2022

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

April 19, 2024

We have served as the auditor of the Talcott Resolution Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	6,799,224	7,936,159	5,862,069	947,022	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	3,120,688	1,166,463	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	61,236,979	104,333,834	921,973	39,484,262
class S2	—	—	—	—	—	—	3,076,622	—	—	21,929,259
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	3,120,688	1,166,463	6,799,224	7,936,159	5,862,069	947,022	64,313,601	104,333,834	921,973	61,413,521
Due from Sponsor Company	—	—	—	—	—	—	—	34,579	—	—
Receivable for fund shares sold	490	98	1,817	12,335	1,250	128	39,727	—	122	16,646
Other assets	1	—	—	—	—	—	—	—	—	—
Total assets	3,121,179	1,166,561	6,801,041	7,948,494	5,863,319	947,150	64,353,328	104,368,413	922,095	61,430,167

Liabilities:
Due to Sponsor Company	490	98	1,817	12,335	1,250	128	39,727	—	122	16,646
Payable for fund shares purchased	—	—	—	—	—	—	—	34,579	—	—
Other liabilities	—	—	2	3	1	—	—	7	1	—
Total liabilities	490	98	1,819	12,338	1,251	128	39,727	34,586	123	16,646

Net assets:
For contract liabilities	$3,120,689	$1,166,463	$6,799,222	$7,936,156	$5,862,068	$947,022	$64,313,601	$104,333,827	$921,972	$61,413,521

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	6,799,222	7,936,156	5,862,068	947,022	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	3,120,689	1,166,463	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	61,236,980	104,333,827	921,972	39,484,264
class S2	—	—	—	—	—	—	3,076,621	—	—	21,929,257
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,120,689	$1,166,463	$6,799,222	$7,936,156	$5,862,068	$947,022	$64,313,601	$104,333,827	$921,972	$61,413,521

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	787,859	539,508	336,128	54,646	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	255,585	59,272	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	2,090,713	10,109,868	196,583	1,158,236
class S2	—	—	—	—	—	—	105,653	—	—	655,191
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	255,585	59,272	787,859	539,508	336,128	54,646	2,196,366	10,109,868	196,583	1,813,427

Cost	$2,559,823	$893,758	$8,103,657	$7,030,650	$5,865,572	$1,062,508	$64,718,062	$117,184,567	$905,315	$57,490,950

Deferred contracts in the accumulation period:
Units owned by participants #	105,096	28,121	382,952	950,435	188,936	79,958	2,227,021	83,403,326	97,447	13,405,442
Minimum unit fair value #*	$27.627289	$39.096461	$14.473636	$6.689746	$24.962923	$9.232864	$21.049803	$1.040450	$1.897845	$2.631485
Maximum unit fair value #*	$31.396943	$44.373661	$25.475491	$16.402809	$47.436481	$18.765030	$38.140444	$8.899849	$10.185231	$24.918263
Contract liability	$3,096,723	$1,166,463	$6,642,073	$7,897,073	$5,858,021	$932,404	$63,706,605	$103,340,769	$921,972	$60,985,809

Contracts in payout (annuitization) period:
Units owned by participants #	855	—	9,367	4,937	139	1,309	20,259	766,915	—	108,165
Minimum unit fair value #*	$27.627289	$—	$16.298019	$7.593103	$28.332137	$11.164604	$23.891293	$1.235498	$—	$3.124634
Maximum unit fair value #*	$31.396943	$—	$25.475491	$8.618429	$29.709690	$11.164604	$34.274932	$1.485261	$—	$24.918263
Contract liability	$23,966	$—	$157,149	$39,083	$4,047	$14,618	$606,996	$993,058	$—	$427,712

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	32,063,113	107,230,457	431,801,676
class 4	—	—	—	—	—	—	—	3,662,714	16,968,448	16,774,067
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	963,620	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	420,041	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	63,807,987	32,830,557	—	—	128,172,038	—	—	—	—	—
class S2	815,637	7,663,951	4,695,185	139,435	2,058,490	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	64,623,624	40,494,508	4,695,185	139,435	130,230,528	420,041	963,620	35,725,827	124,198,905	448,575,743
Due from Sponsor Company	—	—	—	—	775,381	—	—	—	—	—
Receivable for fund shares sold	53,870	99,766	1,537	24	—	46	157	26,006	120,375	122,046
Other assets	—	—	—	—	282	1	—	—	5	—
Total assets	64,677,494	40,594,274	4,696,722	139,459	131,006,191	420,088	963,777	35,751,833	124,319,285	448,697,789

Liabilities:
Due to Sponsor Company	53,870	99,766	1,537	24	—	46	157	26,006	120,375	122,046
Payable for fund shares purchased	—	—	—	—	775,381	—	—	—	—	—
Other liabilities	6	8	—	1	—	—	2	1	—	4
Total liabilities	53,876	99,774	1,537	25	775,381	46	159	26,007	120,375	122,050

Net assets:
For contract liabilities	$64,623,618	$40,494,500	$4,695,185	$139,434	$130,230,810	$420,042	$963,618	$35,725,826	$124,198,910	$448,575,739

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	32,063,114	107,230,465	431,801,673
class 4	—	—	—	—	—	—	—	3,662,712	16,968,445	16,774,066
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	963,618	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	420,042	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	63,807,982	32,830,551	—	—	128,172,315	—	—	—	—	—
class S2	815,636	7,663,949	4,695,185	139,434	2,058,495	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$64,623,618	$40,494,500	$4,695,185	$139,434	$130,230,810	$420,042	$963,618	$35,725,826	$124,198,910	$448,575,739

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	3,196,721	7,764,697	18,351,113
class 4	—	—	—	—	—	—	—	370,720	1,260,657	718,683
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	33,482	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	21,574	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	6,517,670	1,908,753	—	—	128,172,038	—	—	—	—	—
class S2	86,862	494,768	553,677	5,812	2,058,490	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	6,604,532	2,403,521	553,677	5,812	130,230,528	21,574	33,482	3,567,441	9,025,354	19,069,796

Cost	$71,687,004	$41,629,353	$5,825,061	$117,877	$130,230,528	$417,261	$1,024,431	$40,802,577	$116,817,616	$389,419,949

Deferred contracts in the accumulation period:
Units owned by participants #	17,444,369	1,214,369	314,242	5,831	14,096,765	14,511	67,547	3,288,616	5,523,990	15,172,563
Minimum unit fair value #*	$3.037745	$22.766508	$12.750480	$23.640924	$8.267118	$27.849936	$13.724072	$8.058960	$13.085228	$12.830321
Maximum unit fair value #*	$31.912369	$41.531254	$16.894448	$25.364028	$10.546976	$31.687692	$15.008521	$12.931306	$36.729949	$39.405164
Contract liability	$63,893,383	$40,193,894	$4,652,384	$139,434	$129,061,550	$420,042	$963,618	$35,386,643	$122,869,615	$444,407,812

Contracts in payout (annuitization) period:
Units owned by participants #	190,795	8,704	2,808	—	122,768	—	—	29,709	56,936	129,854
Minimum unit fair value #*	$3.607039	$24.976591	$14.583470	$—	$9.288435	$—	$—	$8.846403	$13.954159	$13.726216
Maximum unit fair value #*	$22.202694	$41.531254	$16.154823	$—	$9.639181	$—	$—	$12.931306	$28.058708	$39.175948
Contract liability	$730,235	$300,606	$42,801	$—	$1,169,260	$—	$—	$339,183	$1,329,295	$4,167,927

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	294,549,464	335,900,186	167,977,728	1,189,901,409	966,951,467	162,858,468	59,166,613	76,449,279	666,589	—
class 4	22,051,414	61,422,356	12,072,716	128,200,262	80,031,387	56,461,818	9,078,569	16,884,926	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	9,780,333
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	316,600,878	397,322,542	180,050,444	1,318,101,671	1,046,982,854	219,320,286	68,245,182	93,334,205	666,589	9,780,333
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	262,608	791,898	89,798	783,897	681,463	151,439	91,544	188,400	167	3,125
Other assets	6	—	8	—	5	3	—	—	—	1
Total assets	316,863,492	398,114,440	180,140,250	1,318,885,568	1,047,664,322	219,471,728	68,336,726	93,522,605	666,756	9,783,459

Liabilities:
Due to Sponsor Company	262,608	791,898	89,798	783,897	681,463	151,439	91,544	188,400	167	3,125
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	2	—	—	—	—	2	2	—	—
Total liabilities	262,608	791,900	89,798	783,897	681,463	151,439	91,546	188,402	167	3,125

Net assets:
For contract liabilities	$316,600,884	$397,322,540	$180,050,452	$1,318,101,671	$1,046,982,859	$219,320,289	$68,245,180	$93,334,203	$666,589	$9,780,334

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	294,549,471	335,900,183	167,977,736	1,189,901,409	966,951,469	162,858,472	59,166,609	76,449,277	666,589	—
class 4	22,051,413	61,422,357	12,072,716	128,200,262	80,031,390	56,461,817	9,078,571	16,884,926	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	9,780,334
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$316,600,884	$397,322,540	$180,050,452	$1,318,101,671	$1,046,982,859	$219,320,289	$68,245,180	$93,334,203	$666,589	$9,780,334

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	20,728,323	35,734,062	5,023,258	12,117,122	16,585,788	9,354,306	2,350,679	4,368,531	27,902	—
class 4	1,568,379	6,569,236	364,955	1,339,606	1,395,734	3,296,078	363,871	967,063	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	108,767
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	22,296,702	42,303,298	5,388,213	13,456,728	17,981,522	12,650,384	2,714,550	5,335,594	27,902	108,767

Cost	$273,115,348	$453,316,610	$146,860,476	$1,011,243,799	$795,680,421	$231,867,014	$58,398,603	$105,840,667	$697,734	$8,241,286

Deferred contracts in the accumulation period:
Units owned by participants #	90,680,705	27,532,077	4,717,243	28,529,656	26,338,652	13,752,728	2,301,853	3,663,357	16,148	214,185
Minimum unit fair value #*	$2.683775	$9.047426	$15.302552	$20.817758	$16.515203	$9.740731	$11.696725	$12.041925	$38.859190	$38.105263
Maximum unit fair value #*	$49.055350	$19.133946	$55.608219	$76.387564	$56.748976	$25.238179	$49.108292	$42.489992	$45.358884	$75.805434
Contract liability	$313,752,449	$394,003,899	$177,827,974	$1,307,182,116	$1,034,302,103	$217,871,917	$67,771,906	$92,715,668	$665,958	$9,744,866

Contracts in payout (annuitization) period:
Units owned by participants #	838,005	214,980	46,302	210,453	276,869	84,479	14,562	21,866	15	717
Minimum unit fair value #*	$3.188940	$9.710388	$16.371137	$22.271028	$17.668330	$10.421189	$12.513762	$12.883083	$43.273290	$49.483687
Maximum unit fair value #*	$16.229925	$19.133946	$55.608219	$76.387564	$56.748976	$25.026289	$48.875758	$41.781959	$43.273290	$49.483687
Contract liability	$2,848,435	$3,318,641	$2,222,478	$10,919,555	$12,680,756	$1,448,372	$473,274	$618,535	$631	$35,468

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	269,766,995	283,845,582	45,082,190	1,921,800	92,367,845
class 4	—	—	—	—	—	4,493,055	39,871,487	—	—	4,720,385
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	43,377,365	25,035,784	2,424,306	2,030,743	525,384	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	43,377,365	25,035,784	2,424,306	2,030,743	525,384	274,260,050	323,717,069	45,082,190	1,921,800	97,088,230
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	11,942	14,017	396	536	87	90,359	144,356	99,006	279	236,446
Other assets	2	2	3	1	1	—	1	—	—	—
Total assets	43,389,309	25,049,803	2,424,705	2,031,280	525,472	274,350,409	323,861,426	45,181,196	1,922,079	97,324,676

Liabilities:
Due to Sponsor Company	11,942	14,017	396	536	87	90,359	144,356	99,006	279	236,446
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	1	1	2
Total liabilities	11,942	14,017	396	536	87	90,359	144,356	99,007	280	236,448

Net assets:
For contract liabilities	$43,377,367	$25,035,786	$2,424,309	$2,030,744	$525,385	$274,260,050	$323,717,070	$45,082,189	$1,921,799	$97,088,228

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	269,766,997	283,845,582	45,082,189	1,921,799	92,367,846
class 4	—	—	—	—	—	4,493,053	39,871,488	—	—	4,720,382
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	43,377,367	25,035,786	2,424,309	2,030,744	525,385	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$43,377,367	$25,035,786	$2,424,309	$2,030,744	$525,385	$274,260,050	$323,717,070	$45,082,189	$1,921,799	$97,088,228

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	10,017,341	19,989,125	2,452,785	153,131	6,934,523
class 4	—	—	—	—	—	166,656	2,717,893	—	—	329,406
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	926,273	721,700	144,735	127,080	50,762	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	926,273	721,700	144,735	127,080	50,762	10,183,997	22,707,018	2,452,785	153,131	7,263,929

Cost	$31,136,676	$22,274,954	$2,177,920	$1,680,628	$570,997	$242,686,517	$337,784,541	$45,013,936	$2,293,280	$116,999,120

Deferred contracts in the accumulation period:
Units owned by participants #	1,109,140	855,361	72,523	49,553	32,761	5,877,181	12,397,427	1,239,208	76,457	3,296,029
Minimum unit fair value #*	$29.619166	$23.441266	$27.452459	$35.619960	$12.854620	$35.736463	$15.919386	$31.308292	$18.566277	$19.264799
Maximum unit fair value #*	$60.370063	$44.547940	$57.686781	$64.272839	$18.441318	$58.195476	$34.506572	$44.490320	$33.568484	$50.482275
Contract liability	$43,098,155	$24,921,816	$2,380,751	$2,025,462	$525,385	$271,558,902	$319,836,901	$44,683,955	$1,881,249	$96,396,270

Contracts in payout (annuitization) period:
Units owned by participants #	7,830	3,848	1,308	137	—	54,932	143,520	10,306	1,557	22,121
Minimum unit fair value #*	$33.619940	$26.398047	$31.658856	$38.555238	$—	$46.841265	$18.069597	$37.109896	$22.355579	$23.300865
Maximum unit fair value #*	$57.382737	$44.547940	$33.729737	$38.555238	$—	$55.904335	$32.949967	$44.490320	$26.228777	$45.568165
Contract liability	$279,212	$113,970	$43,558	$5,282	$—	$2,701,148	$3,880,169	$398,234	$40,550	$691,958

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$98,477,652	$—	$20,296,150	$—	$—	$—	$—	$—	$—
class 2	23,984,928	7,470,597	219,747,947	66,908	91,738,163	75,478,889	100,468,175	20,417,597	2,521,725	—
class 4	10,466,623	26,354,521	39,007,697	2,525,482	13,659,376	11,078,835	13,025,705	2,822,689	17,194,843	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	13,072,814
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	34,451,551	132,302,770	258,755,644	22,888,540	105,397,539	86,557,724	113,493,880	23,240,286	19,716,568	13,072,814
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	30,796	28,784	102,090	59,633	53,255	41,523	17,316	2,971	5,472	17,925
Other assets	7	3	—	3	—	5	6	—	—	5
Total assets	34,482,354	132,331,557	258,857,734	22,948,176	105,450,794	86,599,252	113,511,202	23,243,257	19,722,040	13,090,744

Liabilities:
Due to Sponsor Company	30,796	28,784	102,090	59,633	53,255	41,523	17,316	2,971	5,472	17,925
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	—	3	—	—	1	—	—
Total liabilities	30,796	28,784	102,091	59,633	53,258	41,523	17,316	2,972	5,472	17,925

Net assets:
For contract liabilities	$34,451,558	$132,302,773	$258,755,643	$22,888,543	$105,397,536	$86,557,729	$113,493,886	$23,240,285	$19,716,568	$13,072,819

Contract Liabilities:
class 1	$—	$98,477,653	$—	$20,296,154	$—	$—	$—	$—	$—	$—
class 2	23,984,932	7,470,597	219,747,945	66,909	91,738,160	75,478,892	100,468,180	20,417,596	2,521,724	—
class 4	10,466,626	26,354,523	39,007,698	2,525,480	13,659,376	11,078,837	13,025,706	2,822,689	17,194,844	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	13,072,819
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$34,451,558	$132,302,773	$258,755,643	$22,888,543	$105,397,536	$86,557,729	$113,493,886	$23,240,285	$19,716,568	$13,072,819

Shares:
class 1	—	10,487,503	—	2,445,319	—	—	—	—	—	—
class 2	1,807,455	829,145	14,334,504	8,130	6,442,286	6,295,154	5,466,168	4,781,639	196,396	—
class 4	754,079	2,830,776	2,511,764	304,275	938,789	908,846	686,286	756,753	1,309,584	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	454,548
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,561,534	14,147,424	16,846,268	2,757,724	7,381,075	7,204,000	6,152,454	5,538,392	1,505,980	454,548

Cost	$37,569,971	$155,546,434	$272,925,203	$24,461,725	$97,395,821	$84,442,588	$111,436,050	$28,054,801	$24,111,521	$12,807,413

Deferred contracts in the accumulation period:
Units owned by participants #	1,365,098	7,054,025	9,593,944	1,066,889	7,223,124	4,532,482	3,074,526	664,949	1,729,110	520,922
Minimum unit fair value #*	$20.853319	$11.622550	$15.642694	$8.261139	$9.505382	$12.234194	$17.567057	$30.448052	$8.914958	$20.658185
Maximum unit fair value #*	$46.016037	$27.172097	$38.182542	$31.704742	$19.210535	$25.107714	$50.734914	$51.778129	$12.939738	$34.291114
Contract liability	$34,291,490	$131,035,935	$256,240,399	$22,794,622	$104,634,673	$85,754,393	$112,504,869	$23,162,982	$19,615,711	$12,726,710

Contracts in payout (annuitization) period:
Units owned by participants #	6,032	59,912	86,097	4,140	48,172	40,075	23,352	2,083	8,497	13,919
Minimum unit fair value #*	$23.754894	$11.729624	$17.615798	$9.377412	$10.704568	$13.777491	$19.940007	$32.957210	$8.914958	$23.448583
Maximum unit fair value #*	$44.349781	$27.172097	$38.182542	$28.854114	$19.118499	$25.107714	$50.734914	$40.868045	$12.939738	$26.827294
Contract liability	$160,068	$1,266,838	$2,515,244	$93,921	$762,863	$803,336	$989,017	$77,303	$100,857	$346,109

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	239,581,601	210,429,064	174,398,498	104,020,124	14,466,668	4,375,964	97,453,965	4,856,336	4,384,225	3,493,442
class IB	3,856,776	6,374,463	8,246,761	1,585,772	3,148,028	—	375,007	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	243,438,377	216,803,527	182,645,259	105,605,896	17,614,696	4,375,964	97,828,972	4,856,336	4,384,225	3,493,442
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	200,761	97,547	157,161	116,466	10,646	773	39,072	3,427	2,417	430
Other assets	—	—	6	—	—	—	—	—	—	1
Total assets	243,639,138	216,901,074	182,802,426	105,722,362	17,625,342	4,376,737	97,868,044	4,859,763	4,386,642	3,493,873

Liabilities:
Due to Sponsor Company	200,761	97,547	157,161	116,466	10,646	773	39,072	3,427	2,417	430
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	3	—	—	—	2	1	1	1	3	—
Total liabilities	200,764	97,547	157,161	116,466	10,648	774	39,073	3,428	2,420	430

Net assets:
For contract liabilities	$243,438,374	$216,803,527	$182,645,265	$105,605,896	$17,614,694	$4,375,963	$97,828,971	$4,856,335	$4,384,222	$3,493,443

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	239,581,598	210,429,063	174,398,502	104,020,124	14,466,665	4,375,963	97,453,967	4,856,335	4,384,222	3,493,443
class IB	3,856,776	6,374,464	8,246,763	1,585,772	3,148,029	—	375,004	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$243,438,374	$216,803,527	$182,645,265	$105,605,896	$17,614,694	$4,375,963	$97,828,971	$4,856,335	$4,384,222	$3,493,443

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	25,034,650	4,569,578	7,706,517	5,515,383	956,158	159,999	9,424,948	306,781	170,526	36,134
class IB	405,124	142,065	367,831	85,625	203,756	—	36,303	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	25,439,774	4,711,643	8,074,348	5,601,008	1,159,914	159,999	9,461,251	306,781	170,526	36,134

Cost	$278,717,387	$200,583,147	$170,277,779	$86,054,266	$16,297,705	$5,475,850	$95,287,685	$5,883,323	$4,780,233	$2,927,143

Deferred contracts in the accumulation period:
Units owned by participants #	18,657,104	7,194,782	5,150,320	2,574,549	1,129,168	399,439	75,201,781	159,961	121,815	100,731
Minimum unit fair value #*	$10.843555	$23.860593	$28.761393	$32.982019	$12.369591	$10.492087	$0.797975	$25.045549	$31.697913	$28.821434
Maximum unit fair value #*	$15.793281	$50.111122	$54.623864	$64.779430	$25.083917	$11.227349	$10.558973	$48.456398	$53.434121	$54.592365
Contract liability	$241,896,143	$215,243,842	$181,224,906	$104,957,943	$17,434,887	$4,352,119	$97,099,855	$4,834,567	$4,366,623	$3,493,443

Contracts in payout (annuitization) period:
Units owned by participants #	116,864	51,151	38,881	15,927	8,764	2,178	639,674	724	507	—
Minimum unit fair value #*	$11.702077	$27.084080	$32.381910	$37.436582	$14.152649	$10.890313	$0.960626	$28.429232	$34.310297	$—
Maximum unit fair value #*	$15.793281	$50.111122	$53.062430	$64.779430	$25.083917	$11.189385	$10.075113	$30.288760	$36.554341	$—
Contract liability	$1,542,231	$1,559,685	$1,420,359	$647,953	$179,807	$23,844	$729,116	$21,768	$17,599	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	89,435,221	10,758,947	85,031,789	39,148,633	54,394,039	224,149,243
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	12,426,987	—	1,448,552	—	576,638	20,810,886
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	5,563,527	10,739,232	17,049,491	3,930,171	—	—	—	—	—	—
Total investments	5,563,527	10,739,232	17,049,491	3,930,171	101,862,208	10,758,947	86,480,341	39,148,633	54,970,677	244,960,129
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	12,790	2,782	6,639	464	63,438	51,054	31,040	11,572	190,760	80,135
Other assets	—	1	3	4	4	—	—	—	2	3
Total assets	5,576,317	10,742,015	17,056,133	3,930,639	101,925,650	10,810,001	86,511,381	39,160,205	55,161,439	245,040,267

Liabilities:
Due to Sponsor Company	12,790	2,782	6,639	464	63,438	51,054	31,040	11,572	190,760	80,135
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	5	2	—	—
Total liabilities	12,791	2,782	6,639	464	63,438	51,054	31,045	11,574	190,760	80,135

Net assets:
For contract liabilities	$5,563,526	$10,739,233	$17,049,494	$3,930,175	$101,862,212	$10,758,947	$86,480,336	$39,148,631	$54,970,679	$244,960,132

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	89,435,223	10,758,947	85,031,789	39,148,631	54,394,042	224,149,244
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	12,426,989	—	1,448,547	—	576,637	20,810,888
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	5,563,526	10,739,233	17,049,494	3,930,175	—	—	—	—	—	—
Total contract liabilities	$5,563,526	$10,739,233	$17,049,494	$3,930,175	$101,862,212	$10,758,947	$86,480,336	$39,148,631	$54,970,679	$244,960,132

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	1,483,417	501,115	2,362,650	4,568,102	4,203,558	9,636,682
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	223,186	—	41,059	—	57,093	917,588
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	331,360	662,507	1,652,082	108,990	—	—	—	—	—	—
Total shares	331,360	662,507	1,652,082	108,990	1,706,603	501,115	2,403,709	4,568,102	4,260,651	10,554,270

Cost	$5,446,345	$10,383,707	$19,114,656	$3,367,247	$87,386,971	$9,786,040	$65,874,653	$42,385,066	$71,977,304	$232,495,990

Deferred contracts in the accumulation period:
Units owned by participants #	188,581	311,342	921,294	157,411	2,866,209	303,854	2,821,515	2,004,913	1,522,925	9,167,545
Minimum unit fair value #*	$25.526924	$30.427939	$15.201787	$20.097921	$22.987931	$28.441925	$25.962692	$16.407407	$25.289577	$17.491430
Maximum unit fair value #*	$35.026701	$44.026244	$22.682493	$34.828762	$69.416965	$46.510898	$49.483111	$54.905125	$59.356033	$36.235516
Contract liability	$5,563,526	$10,536,491	$16,901,231	$3,916,073	$101,236,855	$10,691,815	$85,797,674	$38,837,399	$54,519,725	$242,359,733

Contracts in payout (annuitization) period:
Units owned by participants #	—	6,087	7,873	552	17,225	1,741	20,675	15,018	10,685	92,173
Minimum unit fair value #*	$—	$32.933528	$15.201787	$24.301689	$27.429202	$33.904901	$30.544608	$19.174452	$30.451121	$19.696609
Maximum unit fair value #*	$—	$37.378275	$19.960485	$25.889815	$67.923464	$46.510898	$41.396673	$22.577575	$59.256042	$36.235516
Contract liability	$—	$202,742	$148,263	$14,102	$625,357	$67,132	$682,662	$311,232	$450,954	$2,600,399

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	728,735	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	1,640,549
class III	—	—	—	—	129,541,011	2,197,495	19,060,599	—	4,116,158	—
class INIT	91,856,740	210,723,848	15,997,366	42,765,792	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	54,448,933	69,319,017	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	146,305,673	280,042,865	15,997,366	42,765,792	129,541,011	2,197,495	19,060,599	728,735	4,116,158	1,640,549
Due from Sponsor Company	—	—	—	285	—	—	—	—	—	—
Receivable for fund shares sold	166,670	184,112	37,333	—	39,647	223	4,406	106	1,528	234
Other assets	—	—	2	—	—	—	2	—	—	—
Total assets	146,472,343	280,226,977	16,034,701	42,766,077	129,580,658	2,197,718	19,065,007	728,841	4,117,686	1,640,783

Liabilities:
Due to Sponsor Company	166,670	184,112	37,333	—	39,647	223	4,406	106	1,528	234
Payable for fund shares purchased	—	—	—	285	—	—	—	—	—	—
Other liabilities	4	—	—	1	—	—	—	1	—	—
Total liabilities	166,674	184,112	37,333	286	39,647	223	4,406	107	1,528	234

Net assets:
For contract liabilities	$146,305,669	$280,042,865	$15,997,368	$42,765,791	$129,541,011	$2,197,495	$19,060,601	$728,734	$4,116,158	$1,640,549

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	728,734	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	1,640,549
class III	—	—	—	—	129,541,011	2,197,495	19,060,601	—	4,116,158	—
class INIT	91,856,737	210,723,847	15,997,368	42,765,791	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	54,448,932	69,319,018	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$146,305,669	$280,042,865	$15,997,368	$42,765,791	$129,541,011	$2,197,495	$19,060,601	$728,734	$4,116,158	$1,640,549

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	38,314	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	161,950
class III	—	—	—	—	9,806,284	168,649	652,090	—	388,317	—
class INIT	4,318,606	18,010,586	500,387	8,553,158	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	2,629,113	6,043,506	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	6,947,719	24,054,092	500,387	8,553,158	9,806,284	168,649	652,090	38,314	388,317	161,950

Cost	$123,688,283	$310,850,760	$13,916,124	$48,240,665	$133,601,940	$2,443,002	$16,097,713	$557,499	$4,094,239	$2,661,726

Deferred contracts in the accumulation period:
Units owned by participants #	3,855,819	20,085,120	386,578	3,326,821	11,812,882	132,296	1,069,033	16,542	139,889	49,076
Minimum unit fair value #*	$23.467847	$11.137261	$34.660066	$11.465291	$10.628048	$15.562576	$17.323490	$38.978276	$27.367299	$30.465911
Maximum unit fair value #*	$54.159993	$16.144919	$47.743911	$14.073414	$11.403745	$17.708217	$18.587901	$49.159851	$31.140063	$34.380217
Contract liability	$145,400,321	$278,000,224	$15,812,516	$42,220,118	$129,460,238	$2,197,495	$19,048,428	$712,790	$4,094,390	$1,624,058

Contracts in payout (annuitization) period:
Units owned by participants #	21,170	143,777	4,139	41,912	7,500	—	663	328	723	493
Minimum unit fair value #*	$26.426524	$11.175704	$40.679378	$12.803205	$10.628048	$—	$18.370957	$48.626470	$30.089403	$33.138449
Maximum unit fair value #*	$54.159993	$16.144919	$47.743911	$14.073414	$11.270658	$—	$18.370957	$48.626470	$30.089403	$34.380217
Contract liability	$905,348	$2,042,641	$184,852	$545,673	$80,773	$—	$12,173	$15,944	$21,768	$16,491

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	18,648,701	2,111,428
class II	7,919,840	—	—	—	—	—	—	—	—	—
class III	—	—	3,518,147	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	34,105,373	—	5,932,705	—	—	—	—	—	—
class S2	—	6,138,303	—	690,826	1,737,290	6,679,998	3,205,522	8,937,039	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	7,919,840	40,243,676	3,518,147	6,623,531	1,737,290	6,679,998	3,205,522	8,937,039	18,648,701	2,111,428
Due from Sponsor Company	—	29,687	—	—	—	—	—	—	—	—
Receivable for fund shares sold	9,398	—	1,151	17,484	248	5,790	825	3,132	9,397	296
Other assets	—	—	—	—	—	1	1	2	3	1
Total assets	7,929,238	40,273,363	3,519,298	6,641,015	1,737,538	6,685,789	3,206,348	8,940,173	18,658,101	2,111,725

Liabilities:
Due to Sponsor Company	9,398	—	1,151	17,484	248	5,790	825	3,132	9,397	296
Payable for fund shares purchased	—	29,687	—	—	—	—	—	—	—	—
Other liabilities	1	1	1	5	1	—	—	—	—	—
Total liabilities	9,399	29,688	1,152	17,489	249	5,790	825	3,132	9,397	296

Net assets:
For contract liabilities	$7,919,839	$40,243,675	$3,518,146	$6,623,526	$1,737,289	$6,679,999	$3,205,523	$8,937,041	$18,648,704	$2,111,429

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	18,648,704	2,111,429
class II	7,919,839	—	—	—	—	—	—	—	—	—
class III	—	—	3,518,146	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	34,105,374	—	5,932,701	—	—	—	—	—	—
class S2	—	6,138,301	—	690,825	1,737,289	6,679,999	3,205,523	8,937,041	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,919,839	$40,243,675	$3,518,146	$6,623,526	$1,737,289	$6,679,999	$3,205,523	$8,937,041	$18,648,704	$2,111,429

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	4,010,473	118,221
class II	1,955,516	—	—	—	—	—	—	—	—	—
class III	—	—	433,804	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	2,439,583	—	94,454	—	—	—	—	—	—
class S2	—	447,072	—	12,791	38,918	188,169	180,390	339,811	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,955,516	2,886,655	433,804	107,245	38,918	188,169	180,390	339,811	4,010,473	118,221

Cost	$13,618,980	$47,159,280	$3,477,286	$8,261,314	$1,780,465	$6,599,693	$3,938,279	$7,167,307	$23,227,192	$1,858,454

Deferred contracts in the accumulation period:
Units owned by participants #	243,048	2,886,589	88,889	517,810	51,111	239,628	96,142	249,355	1,362,945	94,265
Minimum unit fair value #*	$25.834535	$12.293203	$36.610201	$12.088939	$27.368300	$22.370637	$27.868795	$28.964674	$11.438622	$19.270745
Maximum unit fair value #*	$52.144476	$43.891575	$42.460349	$13.110338	$48.384417	$38.745811	$42.282867	$53.070776	$19.263054	$28.849818
Contract liability	$7,890,624	$39,837,769	$3,518,146	$6,503,897	$1,737,289	$6,650,111	$3,164,765	$8,907,038	$18,525,205	$2,037,431

Contracts in payout (annuitization) period:
Units owned by participants #	955	30,748	—	9,314	—	1,164	1,340	865	9,117	3,430
Minimum unit fair value #*	$29.321880	$12.682851	$—	$12.690199	$—	$25.390545	$30.163843	$32.873959	$12.983444	$21.024260
Maximum unit fair value #*	$33.279693	$29.468836	$—	$12.861538	$—	$27.050048	$34.235085	$37.310580	$14.736763	$22.398934
Contract liability	$29,215	$405,906	$—	$119,629	$—	$29,888	$40,758	$30,003	$123,499	$73,998

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	PSF PGIM Jennison Value Portfolio
	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	451,295	3,167,916	265,291	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	4,341,366	484,124	1,296,886	360,658	923,231	1,681,487	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	475,519
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	4,341,366	484,124	1,296,886	360,658	923,231	1,681,487	451,295	3,167,916	265,291	475,519
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	19,451	379	520	27	471	14,863	147	1,018	31	69
Other assets	1	—	—	—	1	1	—	2	—	—
Total assets	4,360,818	484,503	1,297,406	360,685	923,703	1,696,351	451,442	3,168,936	265,322	475,588

Liabilities:
Due to Sponsor Company	19,451	379	520	27	471	14,863	147	1,018	31	69
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	1	—	—	—	1	—	—	—
Total liabilities	19,451	380	521	27	471	14,863	148	1,018	31	69

Net assets:
For contract liabilities	$4,341,367	$484,123	$1,296,885	$360,658	$923,232	$1,681,488	$451,294	$3,167,918	$265,291	$475,519

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	451,294	3,167,918	265,291	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	4,341,367	484,123	1,296,885	360,658	923,232	1,681,488	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	475,519
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,341,367	$484,123	$1,296,885	$360,658	$923,232	$1,681,488	$451,294	$3,167,918	$265,291	$475,519

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	49,054	453,856	28,222	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	322,060	41,167	84,930	19,153	80,773	58,344	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	9,760
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	322,060	41,167	84,930	19,153	80,773	58,344	49,054	453,856	28,222	9,760

Cost	$3,392,178	$403,585	$1,143,009	$342,466	$919,962	$1,450,681	$528,834	$3,517,772	$324,749	$186,126

Deferred contracts in the accumulation period:
Units owned by participants #	140,131	37,446	97,673	6,674	30,875	33,807	29,433	155,293	19,636	154,835
Minimum unit fair value #*	$29.546382	$10.997769	$11.180553	$44.833052	$24.867019	$37.776880	$14.210602	$19.123354	$13.455184	$2.805991
Maximum unit fair value #*	$31.872497	$19.307634	$19.354088	$63.491185	$41.678214	$53.642442	$15.757049	$21.759027	$14.446653	$32.816866
Contract liability	$4,311,924	$484,123	$1,293,902	$360,658	$919,531	$1,663,245	$441,062	$3,167,918	$265,291	$475,519

Contracts in payout (annuitization) period:
Units owned by participants #	990	—	217	—	116	348	720	—	—	—
Minimum unit fair value #*	$29.546382	$—	$13.736792	$—	$32.037799	$52.488516	$14.210602	$—	$—	$—
Maximum unit fair value #*	$31.872497	$—	$13.736792	$—	$32.037799	$52.488516	$14.210602	$—	$—	$—
Contract liability	$29,443	$—	$2,983	$—	$3,701	$18,243	$10,232	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	197,297	356,856	509,453	361,926	98,516	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	18,106,360	29,058,317
class S1	—	—	34,020,914	—	—	—	—	—	—	—
class S2	15,909,925	1,193,095	1,385,245	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	15,909,925	1,193,095	35,406,159	197,297	356,856	509,453	361,926	98,516	18,106,360	29,058,317
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	11,598
Receivable for fund shares sold	2,358	168	13,417	28	92	280	63	19	13,128	—
Other assets	—	—	—	—	1	—	—	—	—	—
Total assets	15,912,283	1,193,263	35,419,576	197,325	356,949	509,733	361,989	98,535	18,119,488	29,069,915

Liabilities:
Due to Sponsor Company	2,358	168	13,417	28	92	280	63	19	13,128	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	11,598
Other liabilities	1	—	6	2	—	—	—	—	2	1
Total liabilities	2,359	168	13,423	30	92	280	63	19	13,130	11,599

Net assets:
For contract liabilities	$15,909,924	$1,193,095	$35,406,153	$197,295	$356,857	$509,453	$361,926	$98,516	$18,106,358	$29,058,316

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	197,295	356,857	509,453	361,926	98,516	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	18,106,358	29,058,316
class S1	—	—	34,020,912	—	—	—	—	—	—	—
class S2	15,909,924	1,193,095	1,385,241	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$15,909,924	$1,193,095	$35,406,153	$197,295	$356,857	$509,453	$361,926	$98,516	$18,106,358	$29,058,316

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	10,562	182,069	64,816	17,689	3,791	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	654,368	1,284,062
class S1	—	—	577,016	—	—	—	—	—	—	—
class S2	843,133	60,934	26,034	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	843,133	60,934	603,050	10,562	182,069	64,816	17,689	3,791	654,368	1,284,062

Cost	$15,105,600	$1,007,027	$34,062,239	$196,194	$497,012	$603,983	$434,672	$90,142	$16,394,979	$26,187,896

Deferred contracts in the accumulation period:
Units owned by participants #	536,282	28,110	1,002,150	52,623	23,155	121,059	8,106	2,181	752,343	1,100,103
Minimum unit fair value #*	$23.538669	$38.412741	$29.643249	$2.768339	$13.964221	$3.517782	$38.955792	$35.293026	$21.703569	$23.801989
Maximum unit fair value #*	$42.218311	$45.538273	$40.289122	$3.326841	$16.313610	$44.624227	$46.806331	$52.601040	$25.596200	$28.322628
Contract liability	$15,851,869	$1,193,095	$35,140,432	$159,725	$356,395	$509,057	$361,926	$98,516	$17,925,669	$28,810,620

Contracts in payout (annuitization) period:
Units owned by participants #	1,678	—	7,183	12,184	30	101	—	—	7,342	9,268
Minimum unit fair value #*	$28.916014	$—	$35.400407	$3.083600	$15.559577	$3.918501	$—	$—	$23.940431	$26.255250
Maximum unit fair value #*	$42.218311	$—	$39.777229	$3.083600	$15.559577	$3.918501	$—	$—	$25.596200	$28.071183
Contract liability	$58,055	$—	$265,721	$37,570	$462	$396	$—	$—	$180,689	$247,696

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2023

	MFS® Research International Portfolio	PSF PGIM Jennison Blend Portfolio
	Sub-Account	Sub-Account (7)(8)

Assets:
Investments, at fair value
class 1	$—	$—
class 2	—	—
class 4	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	662,638
class III	—	—
class INIT	11,377,833	—
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
Total investments	11,377,833	662,638
Due from Sponsor Company	—	—
Receivable for fund shares sold	2,051	93
Other assets	2	—
Total assets	11,379,886	662,731

Liabilities:
Due to Sponsor Company	2,051	93
Payable for fund shares purchased	—	—
Other liabilities	—	—
Total liabilities	2,051	93

Net assets:
For contract liabilities	$11,377,835	$662,638

Contract Liabilities:
class 1	$—	$—
class 2	—	—
class 4	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	662,638
class III	—	—
class INIT	11,377,835	—
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
Total contract liabilities	$11,377,835	$662,638

Shares:
class 1	—	—
class 2	—	—
class 4	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	7,037
class III	—	—
class INIT	674,042	—
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
Total shares	674,042	7,037

Cost	$10,801,513	$638,009

Deferred contracts in the accumulation period:
Units owned by participants #	838,796	58,196
Minimum unit fair value #*	$12.403407	$11.374088
Maximum unit fair value #*	$14.759758	$11.386415
Contract liability	$11,323,760	$662,638

Contracts in payout (annuitization) period:
Units owned by participants #	3,900	—
Minimum unit fair value #*	$13.621228	$—
Maximum unit fair value #*	$14.628668	$—
Contract liability	$54,075	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2023.
(2) Formerly AB VPS Growth and Income Portfolio. Change effective May 1, 2023.
(3) Formerly Allspring VT Omega Growth Fund. Change effective May 1, 2023.
(4) Formerly Putnam VT Growth Opportunities Fund. Change effective April 30, 2023.
(5) Formerly Putnam VT Multi-Cap Core Fund. Change effective April 30, 2023.
(6) Formerly Allspring VT Discovery Fund. Change effective May 1, 2023.
(7) Funded as of December 8, 2023.
(8) Merged assets from PSF PGIM Jennison Focused Blend Portfolio. Change effective December 8, 2023.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2023

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$72,329	$—	$60,256	$54,541	$45,758	$—	$441,114	$2,152,350	$42,086	$75,939

Expenses:
Administrative charges	—	—	—	—	—	—	(105,084)	(137,493)	—	(55,781)
Mortality and expense risk charges	(31,834)	(11,709)	(102,453)	(130,665)	(82,447)	(15,007)	(1,022,749)	(1,829,319)	(11,804)	(898,673)
Total expenses	(31,834)	(11,709)	(102,453)	(130,665)	(82,447)	(15,007)	(1,127,833)	(1,966,812)	(11,804)	(954,454)
Net investment income (loss)	40,495	(11,709)	(42,197)	(76,124)	(36,689)	(15,007)	(686,719)	185,538	30,282	(878,515)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	175,986	44,341	(300,894)	180,605	(106,068)	(14,005)	(967,786)	(2,750,587)	401	(184,882)
Net realized gain distributions	260,500	—	345,249	—	481,094	34,579	1,447,386	—	—	44,758
Change in unrealized appreciation (depreciation) during the period	(209,206)	361,244	708,236	954,786	473,239	88,789	12,414,841	5,274,286	32,367	10,403,160
Net gain (loss) on investments	227,280	405,585	752,591	1,135,391	848,265	109,363	12,894,441	2,523,699	32,768	10,263,036
Net increase (decrease) in net assets resulting from operations	$267,775	$393,876	$710,394	$1,059,267	$811,576	$94,356	$12,207,722	$2,709,237	$63,050	$9,384,521

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$179,186	$—	$—	$2,340	$6,514,035	$11,344	$16,071	$—	$2,185,969	$9,552,213

Expenses:
Administrative charges	(81,803)	(4,514)	—	—	—	—	—	—	—	(626,853)
Mortality and expense risk charges	(1,079,786)	(693,078)	(71,867)	(2,765)	(2,492,733)	(5,628)	(23,201)	(611,549)	(1,941,526)	(7,074,300)
Total expenses	(1,161,589)	(697,592)	(71,867)	(2,765)	(2,492,733)	(5,628)	(23,201)	(611,549)	(1,941,526)	(7,701,153)
Net investment income (loss)	(982,403)	(697,592)	(71,867)	(425)	4,021,302	5,716	(7,130)	(611,549)	244,443	1,851,060

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,210,710)	(788,283)	(216,350)	530	—	(24,186)	(79,203)	(1,265,739)	(340,381)	5,791,866
Net realized gain distributions	—	741,145	—	11,113	—	66,304	101,513	—	—	17,040,639
Change in unrealized appreciation (depreciation) during the period	10,676,897	6,212,885	511,260	(2,679)	—	(28,789)	77,851	3,372,139	20,832,494	26,057,830
Net gain (loss) on investments	8,466,187	6,165,747	294,910	8,964	—	13,329	100,161	2,106,400	20,492,113	48,890,335
Net increase (decrease) in net assets resulting from operations	$7,483,784	$5,468,155	$223,043	$8,539	$4,021,302	$19,045	$93,031	$1,494,851	$20,736,556	$50,741,395

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account

Investment income:
Dividends	$5,604,821	$13,385,368	$1,514,955	$4,144,369	$13,242,935	$2,681,064	$947,436	$198,813	$—	$324

Expenses:
Administrative charges	(387,657)	(549,322)	(248,642)	(1,651,892)	(1,399,993)	(251,267)	(90,232)	(119,124)	—	—
Mortality and expense risk charges	(4,973,654)	(5,693,646)	(2,724,618)	(19,812,915)	(15,491,145)	(3,322,773)	(1,108,001)	(1,414,493)	(12,931)	(140,682)
Total expenses	(5,361,311)	(6,242,968)	(2,973,260)	(21,464,807)	(16,891,138)	(3,574,040)	(1,198,233)	(1,533,617)	(12,931)	(140,682)
Net investment income (loss)	243,510	7,142,400	(1,458,305)	(17,320,438)	(3,648,203)	(892,976)	(250,797)	(1,334,804)	(12,931)	(140,358)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,982,989	(9,714,752)	4,049,999	27,457,965	26,640,039	(4,939,113)	1,155,567	(3,399,155)	(54,849)	90,745
Net realized gain distributions	2,877,269	—	13,415,641	69,787,696	52,838,850	—	—	1,203,830	66,407	423,247
Change in unrealized appreciation (depreciation) during the period	37,601,404	15,276,848	16,234,282	294,939,917	138,221,211	34,643,816	8,022,733	15,824,177	170,169	2,103,246
Net gain (loss) on investments	43,461,662	5,562,096	33,699,922	392,185,578	217,700,100	29,704,703	9,178,300	13,628,852	181,727	2,617,238
Net increase (decrease) in net assets resulting from operations	$43,705,172	$12,704,496	$32,241,617	$374,865,140	$214,051,897	$28,811,727	$8,927,503	$12,294,048	$168,796	$2,476,880

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$103,864	$91,911	$20,418	$2,452	$21,925	$2,520,266	$16,801,033	$—	$58,157	$—

Expenses:
Administrative charges	—	—	—	—	—	(367,332)	(421,340)	(59,162)	(3,219)	(129,888)
Mortality and expense risk charges	(613,984)	(379,773)	(50,959)	(33,894)	(4,170)	(4,489,105)	(5,383,461)	(727,328)	(27,979)	(1,552,412)
Total expenses	(613,984)	(379,773)	(50,959)	(33,894)	(4,170)	(4,856,437)	(5,804,801)	(786,490)	(31,198)	(1,682,300)
Net investment income (loss)	(510,120)	(287,862)	(30,541)	(31,442)	17,755	(2,336,171)	10,996,232	(786,490)	26,959	(1,682,300)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,844,760	277,927	(50,632)	32,858	(8,102)	4,609,035	(2,185,562)	(1,690,872)	(119,007)	(5,801,049)
Net realized gain distributions	1,500,042	689,509	88,942	105,864	—	28,958,472	20,407,763	1,264,166	—	—
Change in unrealized appreciation (depreciation) during the period	8,423,860	2,369,531	362,852	355,826	30,961	(4,870,534)	(8,186,797)	14,632,147	262,947	27,691,737
Net gain (loss) on investments	11,768,662	3,336,967	401,162	494,548	22,859	28,696,973	10,035,404	14,205,441	143,940	21,890,688
Net increase (decrease) in net assets resulting from operations	$11,258,542	$3,049,105	$370,621	$463,106	$40,614	$26,360,802	$21,031,636	$13,418,951	$170,899	$20,208,388

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$164,510	$6,295,245	$4,716,433	$520,294	$3,316,532	$2,860,471	$2,703,043	$—	$—	$235,356

Expenses:
Administrative charges	—	(151,083)	(350,070)	(30,549)	(138,863)	(118,294)	(138,297)	(30,167)	—	—
Mortality and expense risk charges	(582,973)	(2,234,736)	(4,040,554)	(399,196)	(1,686,240)	(1,355,202)	(1,769,448)	(344,743)	(284,490)	(207,392)
Total expenses	(582,973)	(2,385,819)	(4,390,624)	(429,745)	(1,825,103)	(1,473,496)	(1,907,745)	(374,910)	(284,490)	(207,392)
Net investment income (loss)	(418,463)	3,909,426	325,809	90,549	1,491,429	1,386,975	795,298	(374,910)	(284,490)	27,964

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,282,706)	(5,246,747)	(2,952,108)	(518,652)	11,390	(769,487)	(390,438)	(2,229,876)	(1,079,048)	(31,544)
Net realized gain distributions	1,862,869	—	21,886,195	17,130	—	—	5,919,174	—	—	366,915
Change in unrealized appreciation (depreciation) during the period	3,290,225	9,633,709	8,903,089	2,778,155	16,570,317	14,359,055	12,589,815	9,388,756	1,609,636	1,191,082
Net gain (loss) on investments	3,870,388	4,386,962	27,837,176	2,276,633	16,581,707	13,589,568	18,118,551	7,158,880	530,588	1,526,453
Net increase (decrease) in net assets resulting from operations	$3,451,925	$8,296,388	$28,162,985	$2,367,182	$18,073,136	$14,976,543	$18,913,849	$6,783,970	$246,098	$1,554,417

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,393,335	$1,769,335	$2,725,930	$825,575	$197,064	$1,819	$1,322,305	$—	$—	$44,742

Expenses:
Administrative charges	—	—	—	—	—	—	(115,975)	—	—	—
Mortality and expense risk charges	(3,403,725)	(3,024,361)	(2,502,461)	(1,575,448)	(254,869)	(69,641)	(1,635,087)	(76,972)	(71,390)	(55,604)
Total expenses	(3,403,725)	(3,024,361)	(2,502,461)	(1,575,448)	(254,869)	(69,641)	(1,751,062)	(76,972)	(71,390)	(55,604)
Net investment income (loss)	4,989,610	(1,255,026)	223,469	(749,873)	(57,805)	(67,822)	(428,757)	(76,972)	(71,390)	(10,862)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,871,958)	865	1,919,682	2,395,792	118,458	(231,149)	167,219	(415,348)	(169,656)	(22,822)
Net realized gain distributions	—	3,563,884	15,688,898	666,936	—	302,285	—	—	—	175,339
Change in unrealized appreciation (depreciation) during the period	14,820,963	33,952,748	3,677,953	16,411,448	1,702,300	527,939	3,660,495	1,173,957	918,896	55,421
Net gain (loss) on investments	7,949,005	37,517,497	21,286,533	19,474,176	1,820,758	599,075	3,827,714	758,609	749,240	207,938
Net increase (decrease) in net assets resulting from operations	$12,938,615	$36,262,471	$21,510,002	$18,724,303	$1,762,953	$531,253	$3,398,957	$681,637	$677,850	$197,076

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$32,212	$84,155	$858,689	$35,481	$—	$84,601	$598,565	$—	$—	$4,898,767

Expenses:
Administrative charges	—	—	—	—	(140,098)	(16,775)	(125,025)	(54,725)	(78,330)	(327,909)
Mortality and expense risk charges	(55,239)	(154,152)	(257,565)	(55,613)	(1,468,218)	(182,499)	(1,438,501)	(650,687)	(935,100)	(4,124,469)
Total expenses	(55,239)	(154,152)	(257,565)	(55,613)	(1,608,316)	(199,274)	(1,563,526)	(705,412)	(1,013,430)	(4,452,378)
Net investment income (loss)	(23,027)	(69,997)	601,124	(20,132)	(1,608,316)	(114,673)	(964,961)	(705,412)	(1,013,430)	446,389

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(76,236)	29,640	(340,638)	72,651	1,575,022	114,045	2,685,207	(1,209,717)	(3,472,389)	855,994
Net realized gain distributions	163,734	589,628	—	77,286	7,457,556	467,564	4,634,410	501,848	—	10,318,434
Change in unrealized appreciation (depreciation) during the period	691,041	871,321	556,517	298,317	20,664,864	805,410	6,711,739	7,964,598	10,822,264	7,951,796
Net gain (loss) on investments	778,539	1,490,589	215,879	448,254	29,697,442	1,387,019	14,031,356	7,256,729	7,349,875	19,126,224
Net increase (decrease) in net assets resulting from operations	$755,512	$1,420,592	$817,003	$428,122	$28,089,126	$1,272,346	$13,066,395	$6,551,317	$6,336,445	$19,572,613

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)

Investment income:
Dividends	$2,247,890	$8,741,098	$76,730	$2,468,321	$10,497,218	$53,116	$204,975	$—	$74,826	$10,035

Expenses:
Administrative charges	(126,115)	(379,016)	(26,556)	—	—	—	—	(975)	—	—
Mortality and expense risk charges	(2,197,298)	(3,858,358)	(225,540)	(791,416)	(1,270,956)	(21,242)	(196,844)	(10,352)	(39,574)	(2,333)
Total expenses	(2,323,413)	(4,237,374)	(252,096)	(791,416)	(1,270,956)	(21,242)	(196,844)	(11,327)	(39,574)	(2,333)
Net investment income (loss)	(75,523)	4,503,724	(175,366)	1,676,905	9,226,262	31,874	8,131	(11,327)	35,252	7,702

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,320,052	(6,644,179)	194,409	(1,506,716)	1,161,665	(33,815)	679,361	8,039	(18,834)	(64,273)
Net realized gain on distributions	10,067,495	—	810,930	—	—	—	745,812	12,420	202,794	—
Change in unrealized appreciation (depreciation) during the period	(5,701,088)	17,398,546	1,995,855	4,066,285	(7,828,647)	234,271	2,885,907	243,324	227,037	60,885
Net gain (loss) on investments	8,686,459	10,754,367	3,001,194	2,559,569	(6,666,982)	200,456	4,311,080	263,783	410,997	(3,388)
Net increase (decrease) in net assets resulting from operations	$8,610,936	$15,258,091	$2,825,828	$4,236,474	$2,559,280	$232,330	$4,319,211	$252,456	$446,249	$4,314

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$227,210	$—	$—	$—	$—	$14,847	$78,826	$1,137,902

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(24,728)	(100,180)	(711,282)	(35,073)	(130,580)	(27,176)	(107,418)	(54,101)	(140,754)	(302,938)
Total expenses	(24,728)	(100,180)	(711,282)	(35,073)	(130,580)	(27,176)	(107,418)	(54,101)	(140,754)	(302,938)
Net investment income (loss)	(24,728)	(100,180)	(484,072)	(35,073)	(130,580)	(27,176)	(107,418)	(39,254)	(61,928)	834,964

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(247,798)	(2,769,673)	(1,102,315)	(299,938)	(587,526)	(69,847)	(27,367)	(211,160)	174,226	(932,819)
Net realized gain distributions	—	—	7,962,410	182,200	—	—	714,425	211,991	—	—
Change in unrealized appreciation (depreciation) during the period	826,975	5,519,552	(1,566,153)	1,611,431	1,413,183	559,210	1,090,043	645,937	1,175,606	647,021
Net gain (loss) on investments	579,177	2,749,879	5,293,942	1,493,693	825,657	489,363	1,777,101	646,768	1,349,832	(285,798)
Net increase (decrease) in net assets resulting from operations	$554,449	$2,649,699	$4,809,870	$1,458,620	$695,077	$462,187	$1,669,683	$607,514	$1,287,904	$549,166

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$31,419	$—	$9,154	$435	$1,162	$1,479	$33,404	$14,146	$87,636	$5,527

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(34,355)	(40,811)	(9,480)	(19,750)	(2,584)	(14,685)	(11,798)	(5,032)	(30,328)	(3,595)
Total expenses	(34,355)	(40,811)	(9,480)	(19,750)	(2,584)	(14,685)	(11,798)	(5,032)	(30,328)	(3,595)
Net investment income (loss)	(2,936)	(40,811)	(326)	(19,315)	(1,422)	(13,206)	21,606	9,114	57,308	1,932

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,570	167,286	11,493	11,928	(8,700)	(37,085)	23,001	(35,203)	(192,585)	(5,780)
Net realized gain distributions	—	60,153	—	—	20,834	113,910	93,637	—	—	—
Change in unrealized appreciation (depreciation) during the period	292,040	1,338,821	75,408	192,570	47,987	99,691	90,565	59,784	781,457	31,343
Net gain (loss) on investments	298,610	1,566,260	86,901	204,498	60,121	176,516	207,203	24,581	588,872	25,563
Net increase (decrease) in net assets resulting from operations	$295,674	$1,525,449	$86,575	$185,183	$58,699	$163,310	$228,809	$33,695	$646,180	$27,495

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund
	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account

Investment income:
Dividends	$—	$—	$203,466	$18,700	$—	$1,813	$4,950	$—	$—	$—

Expenses:
Administrative charges	(819)	—	(3,751)	(2,320)	—	—	—	—	—	—
Mortality and expense risk charges	(8,509)	(7,750)	(197,183)	(18,502)	(613,489)	(3,431)	(6,459)	(10,099)	(7,020)	(1,747)
Total expenses	(9,328)	(7,750)	(200,934)	(20,822)	(613,489)	(3,431)	(6,459)	(10,099)	(7,020)	(1,747)
Net investment income (loss)	(9,328)	(7,750)	2,532	(2,122)	(613,489)	(1,618)	(1,509)	(10,099)	(7,020)	(1,747)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	504,661	5,887	354,652	40,416	(673,987)	457	(56,485)	(62,642)	(16,957)	211
Net realized gain distributions	—	—	1,990,003	134,676	708,896	5,861	—	—	—	7,923
Change in unrealized appreciation (depreciation) during the period	(369,735)	55,626	(670,325)	(59,319)	10,938,142	21,789	101,381	87,722	78,685	8,821
Net gain (loss) on investments	134,926	61,513	1,674,330	115,773	10,973,051	28,107	44,896	25,080	61,728	16,955
Net increase (decrease) in net assets resulting from operations	$125,598	$53,763	$1,676,862	$113,651	$10,359,562	$26,489	$43,387	$14,981	$54,708	$15,208

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2023

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	PSF PGIM Jennison Blend Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)(10)

Investment income:
Dividends	$91,507	$82,096	$118,022	$—

Expenses:
Administrative charges	—	—	—	—
Mortality and expense risk charges	(297,285)	(477,803)	(206,617)	(646)
Total expenses	(297,285)	(477,803)	(206,617)	(646)
Net investment income (loss)	(205,778)	(395,707)	(88,595)	(646)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	72,082	145,466	9,145	21
Net realized gain distributions	816,187	1,420,297	—	—
Change in unrealized appreciation (depreciation) during the period	2,603,001	4,302,548	1,263,889	24,628
Net gain (loss) on investments	3,491,270	5,868,311	1,273,034	24,649
Net increase (decrease) in net assets resulting from operations	$3,285,492	$5,472,604	$1,184,439	$24,003

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2023.
(2) Formerly AB VPS Growth and Income Portfolio. Change effective May 1, 2023.
(3) Formerly Allspring VT Omega Growth Fund. Change effective May 1, 2023.
(4) Liquidated as of July 28, 2023.
(5) Formerly Putnam VT Growth Opportunities Fund. Change effective April 30, 2023.
(6) Formerly Putnam VT Multi-Cap Core Fund. Change effective April 30, 2023.
(7) Merged into PSF PGIM Jennison Blend Portfolio. Change effective December 8, 2023.
(8) Formerly Allspring VT Discovery Fund. Change effective May 1, 2023.
(9) Funded as of December 8, 2023.
(10) Merged assets from PSF PGIM Jennison Focused Blend Portfolio. Change effective December 8, 2023.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2023

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$40,495	$(11,709)	$(42,197)	$(76,124)	$(36,689)	$(15,007)	$(686,719)	$185,538	$30,282	$(878,515)
Net realized gain (loss) on security transactions	175,986	44,341	(300,894)	180,605	(106,068)	(14,005)	(967,786)	(2,750,587)	401	(184,882)
Net realized gain distributions	260,500	—	345,249	—	481,094	34,579	1,447,386	—	—	44,758
Change in unrealized appreciation (depreciation) during the period	(209,206)	361,244	708,236	954,786	473,239	88,789	12,414,841	5,274,286	32,367	10,403,160
Net increase (decrease) in net assets resulting from operations	267,775	393,876	710,394	1,059,267	811,576	94,356	12,207,722	2,709,237	63,050	9,384,521

Unit transactions:
Purchases	—	653	6,622	63,263	8,355	2,029	151,168	491,144	—	154,962
Net transfers	(41,539)	(160,299)	22,759	(1,156,851)	(230,512)	22,142	(1,818,247)	7,919,623	356,789	(1,556,725)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(466,371)	(119,891)	(699,276)	(832,886)	(587,776)	(55,657)	(6,086,688)	(10,506,468)	(106,954)	(6,921,090)
Other transactions	—	(2)	4	52	8	(2)	272	518	(1)	284
Death benefits	(20,158)	(8,010)	(361,109)	(252,342)	(105,580)	(7,339)	(1,348,371)	(3,047,893)	—	(1,508,930)
Net annuity transactions	(2,823)	—	(23,396)	(2,706)	(3,504)	(1,339)	(83,303)	(79,991)	—	(5,425)
Net increase (decrease) in net assets resulting from unit transactions	(530,891)	(287,549)	(1,054,396)	(2,181,470)	(919,009)	(40,166)	(9,185,169)	(5,223,067)	249,834	(9,836,924)
Net increase (decrease) in net assets	(263,116)	106,327	(344,002)	(1,122,203)	(107,433)	54,190	3,022,553	(2,513,830)	312,884	(452,403)

Net assets:
Beginning of period	3,383,805	1,060,136	7,143,224	9,058,359	5,969,501	892,832	61,291,048	106,847,657	609,088	61,865,924
End of period	$3,120,689	$1,166,463	$6,799,222	$7,936,156	$5,862,068	$947,022	$64,313,601	$104,333,827	$921,972	$61,413,521

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(982,403)	$(697,592)	$(71,867)	$(425)	$4,021,302	$5,716	$(7,130)	$(611,549)	$244,443	$1,851,060
Net realized gain (loss) on security transactions	(2,210,710)	(788,283)	(216,350)	530	—	(24,186)	(79,203)	(1,265,739)	(340,381)	5,791,866
Net realized gain distributions	—	741,145	—	11,113	—	66,304	101,513	—	—	17,040,639
Change in unrealized appreciation (depreciation) during the period	10,676,897	6,212,885	511,260	(2,679)	—	(28,789)	77,851	3,372,139	20,832,494	26,057,830
Net increase (decrease) in net assets resulting from operations	7,483,784	5,468,155	223,043	8,539	4,021,302	19,045	93,031	1,494,851	20,736,556	50,741,395

Unit transactions:
Purchases	222,100	160,561	2,790	—	1,208,489	120	—	142,181	804,372	3,588,418
Net transfers	(46,733)	(10,118)	1,865	839	17,928,340	(121,062)	(255,141)	1,110,604	(713,166)	1,044,090
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,858,867)	(4,061,157)	(471,018)	(141)	(29,830,767)	(70,787)	(78,846)	(3,114,207)	(8,480,273)	(33,694,851)
Other transactions	(27)	139	16	—	14,235	40	(1)	220	2,351	13,798
Death benefits	(1,795,775)	(1,069,974)	(108,565)	—	(8,100,440)	(11,184)	(5,252)	(1,259,046)	(3,808,110)	(16,532,315)
Net annuity transactions	(36,421)	(40,255)	13,290	—	(1,326,970)	—	—	(82,312)	(231,429)	(470,938)
Net increase (decrease) in net assets resulting from unit transactions	(7,515,723)	(5,020,804)	(561,622)	698	(20,107,113)	(202,873)	(339,240)	(3,202,560)	(12,426,255)	(46,051,798)
Net increase (decrease) in net assets	(31,939)	447,351	(338,579)	9,237	(16,085,811)	(183,828)	(246,209)	(1,707,709)	8,310,301	4,689,597

Net assets:
Beginning of period	64,655,557	40,047,149	5,033,764	130,197	146,316,621	603,870	1,209,827	37,433,535	115,888,609	443,886,142
End of period	$64,623,618	$40,494,500	$4,695,185	$139,434	$130,230,810	$420,042	$963,618	$35,725,826	$124,198,910	$448,575,739

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account

Operations:
Net investment income (loss)	$243,510	$7,142,400	$(1,458,305)	$(17,320,438)	$(3,648,203)	$(892,976)	$(250,797)	$(1,334,804)	$(12,931)	$(140,358)
Net realized gain (loss) on security transactions	2,982,989	(9,714,752)	4,049,999	27,457,965	26,640,039	(4,939,113)	1,155,567	(3,399,155)	(54,849)	90,745
Net realized gain distributions	2,877,269	—	13,415,641	69,787,696	52,838,850	—	—	1,203,830	66,407	423,247
Change in unrealized appreciation (depreciation) during the period	37,601,404	15,276,848	16,234,282	294,939,917	138,221,211	34,643,816	8,022,733	15,824,177	170,169	2,103,246
Net increase (decrease) in net assets resulting from operations	43,705,172	12,704,496	32,241,617	374,865,140	214,051,897	28,811,727	8,927,503	12,294,048	168,796	2,476,880

Unit transactions:
Purchases	2,139,414	1,100,603	1,368,669	5,335,958	4,383,374	569,649	303,796	321,623	560	4,079
Net transfers	(5,089,426)	31,375,534	(730,588)	(32,188,034)	(12,553,475)	(2,824,847)	(1,231,972)	(80,297)	57,475	360,178
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(24,665,631)	(41,526,883)	(13,856,648)	(100,541,751)	(80,456,540)	(20,003,702)	(5,595,029)	(7,758,648)	(21,202)	(461,798)
Other transactions	5,716	12,386	4,215	26,593	36,245	2,329	505	184	(5)	1
Death benefits	(10,071,369)	(12,986,945)	(5,259,098)	(35,045,778)	(32,288,921)	(5,661,371)	(1,643,898)	(2,392,970)	(164,970)	(179,610)
Net annuity transactions	(832,014)	(57,950)	464,560	(1,706,023)	(1,912,578)	(345,208)	(57,753)	(221,504)	(592)	32,889
Net increase (decrease) in net assets resulting from unit transactions	(38,513,310)	(22,083,255)	(18,008,890)	(164,119,035)	(122,791,895)	(28,263,150)	(8,224,351)	(10,131,612)	(128,734)	(244,261)
Net increase (decrease) in net assets	5,191,862	(9,378,759)	14,232,727	210,746,105	91,260,002	548,577	703,152	2,162,436	40,062	2,232,619

Net assets:
Beginning of period	311,409,022	406,701,299	165,817,725	1,107,355,566	955,722,857	218,771,712	67,542,028	91,171,767	626,527	7,547,715
End of period	$316,600,884	$397,322,540	$180,050,452	$1,318,101,671	$1,046,982,859	$219,320,289	$68,245,180	$93,334,203	$666,589	$9,780,334

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(510,120)	$(287,862)	$(30,541)	$(31,442)	$17,755	$(2,336,171)	$10,996,232	$(786,490)	$26,959	$(1,682,300)
Net realized gain (loss) on security transactions	1,844,760	277,927	(50,632)	32,858	(8,102)	4,609,035	(2,185,562)	(1,690,872)	(119,007)	(5,801,049)
Net realized gain distributions	1,500,042	689,509	88,942	105,864	—	28,958,472	20,407,763	1,264,166	—	—
Change in unrealized appreciation (depreciation) during the period	8,423,860	2,369,531	362,852	355,826	30,961	(4,870,534)	(8,186,797)	14,632,147	262,947	27,691,737
Net increase (decrease) in net assets resulting from operations	11,258,542	3,049,105	370,621	463,106	40,614	26,360,802	21,031,636	13,418,951	170,899	20,208,388

Unit transactions:
Purchases	110,228	138,861	3,275	7,523	—	943,997	1,154,832	182,423	6,492	447,861
Net transfers	(2,250,036)	87,841	(992,743)	(127,000)	43,680	380,314	2,158,206	(406,047)	22,943	(1,510,068)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(4,414,745)	(2,653,830)	(226,398)	(158,519)	(20,973)	(25,042,435)	(30,344,667)	(4,007,567)	(317,519)	(8,176,496)
Other transactions	12	218	—	1	—	874	6,024	234	4	2,970
Death benefits	(878,957)	(595,344)	(47,961)	(55,733)	(39,964)	(7,629,649)	(11,265,062)	(1,446,627)	(48,973)	(1,786,601)
Net annuity transactions	34,019	29,671	32,197	4,848	—	(429,130)	(913,112)	(59,380)	27,539	(138,746)
Net increase (decrease) in net assets resulting from unit transactions	(7,399,479)	(2,992,583)	(1,231,630)	(328,880)	(17,257)	(31,776,029)	(39,203,779)	(5,736,964)	(309,514)	(11,161,080)
Net increase (decrease) in net assets	3,859,063	56,522	(861,009)	134,226	23,357	(5,415,227)	(18,172,143)	7,681,987	(138,615)	9,047,308

Net assets:
Beginning of period	39,518,304	24,979,264	3,285,318	1,896,518	502,028	279,675,277	341,889,213	37,400,202	2,060,414	88,040,920
End of period	$43,377,367	$25,035,786	$2,424,309	$2,030,744	$525,385	$274,260,050	$323,717,070	$45,082,189	$1,921,799	$97,088,228

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(418,463)	$3,909,426	$325,809	$90,549	$1,491,429	$1,386,975	$795,298	$(374,910)	$(284,490)	$27,964
Net realized gain (loss) on security transactions	(1,282,706)	(5,246,747)	(2,952,108)	(518,652)	11,390	(769,487)	(390,438)	(2,229,876)	(1,079,048)	(31,544)
Net realized gain distributions	1,862,869	—	21,886,195	17,130	—	—	5,919,174	—	—	366,915
Change in unrealized appreciation (depreciation) during the period	3,290,225	9,633,709	8,903,089	2,778,155	16,570,317	14,359,055	12,589,815	9,388,756	1,609,636	1,191,082
Net increase (decrease) in net assets resulting from operations	3,451,925	8,296,388	28,162,985	2,367,182	18,073,136	14,976,543	18,913,849	6,783,970	246,098	1,554,417

Unit transactions:
Purchases	97,538	557,726	891,676	78,943	328,163	307,695	692,945	22,205	47,518	93,308
Net transfers	47,937	1,904,496	(3,061,224)	(468,348)	(8,097,229)	(2,154,662)	(3,705,236)	2,347,888	911,816	353,569
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,584,056)	(13,634,710)	(25,988,098)	(1,784,302)	(10,039,709)	(9,155,856)	(11,205,220)	(2,110,635)	(2,430,983)	(1,210,559)
Other transactions	(13)	1,749	7,001	(8)	96	4,487	403	(184)	269	107
Death benefits	(637,876)	(4,772,648)	(8,118,880)	(271,396)	(2,371,848)	(2,374,761)	(3,421,533)	(355,586)	(536,133)	(284,976)
Net annuity transactions	(20,602)	(157,610)	(410,826)	(29,232)	(28,626)	(130,783)	(95,499)	(28,228)	(11,123)	(60,311)
Net increase (decrease) in net assets resulting from unit transactions	(4,097,072)	(16,100,997)	(36,680,351)	(2,474,343)	(20,209,153)	(13,503,880)	(17,734,140)	(124,540)	(2,018,636)	(1,108,862)
Net increase (decrease) in net assets	(645,147)	(7,804,609)	(8,517,366)	(107,161)	(2,136,017)	1,472,663	1,179,709	6,659,430	(1,772,538)	445,555

Net assets:
Beginning of period	35,096,705	140,107,382	267,273,009	22,995,704	107,533,553	85,085,066	112,314,177	16,580,855	21,489,106	12,627,264
End of period	$34,451,558	$132,302,773	$258,755,643	$22,888,543	$105,397,536	$86,557,729	$113,493,886	$23,240,285	$19,716,568	$13,072,819

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,989,610	$(1,255,026)	$223,469	$(749,873)	$(57,805)	$(67,822)	$(428,757)	$(76,972)	$(71,390)	$(10,862)
Net realized gain (loss) on security transactions	(6,871,958)	865	1,919,682	2,395,792	118,458	(231,149)	167,219	(415,348)	(169,656)	(22,822)
Net realized gain distributions	—	3,563,884	15,688,898	666,936	—	302,285	—	—	—	175,339
Change in unrealized appreciation (depreciation) during the period	14,820,963	33,952,748	3,677,953	16,411,448	1,702,300	527,939	3,660,495	1,173,957	918,896	55,421
Net increase (decrease) in net assets resulting from operations	12,938,615	36,262,471	21,510,002	18,724,303	1,762,953	531,253	3,398,957	681,637	677,850	197,076

Unit transactions:
Purchases	280,270	684,770	544,621	166,370	57,804	8,466	1,270,685	1,450	11,193	13,181
Net transfers	17,378,262	(10,118,076)	(5,304,971)	(4,541,775)	(311,355)	(75,051)	(899,841)	(291,380)	(123,226)	(471,611)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(28,430,563)	(23,362,393)	(19,465,838)	(10,299,132)	(1,976,401)	(476,855)	(10,565,675)	(520,976)	(488,167)	(141,436)
Other transactions	5,235	2,534	1,729	1,116	108	—	(39)	57	2	(13)
Death benefits	(6,089,185)	(4,914,089)	(4,266,728)	(2,845,525)	(401,245)	(30,211)	(2,890,323)	(128,240)	(43,280)	(34,796)
Net annuity transactions	52,004	47,330	27,236	(162,002)	3,839	(693)	(178,923)	17,435	(2,813)	—
Net increase (decrease) in net assets resulting from unit transactions	(16,803,977)	(37,659,924)	(28,463,951)	(17,680,948)	(2,627,250)	(574,344)	(13,264,116)	(921,654)	(646,291)	(634,675)
Net increase (decrease) in net assets	(3,865,362)	(1,397,453)	(6,953,949)	1,043,355	(864,297)	(43,091)	(9,865,159)	(240,017)	31,559	(437,599)

Net assets:
Beginning of period	247,303,736	218,200,980	189,599,214	104,562,541	18,478,991	4,419,054	107,694,130	5,096,352	4,352,663	3,931,042
End of period	$243,438,374	$216,803,527	$182,645,265	$105,605,896	$17,614,694	$4,375,963	$97,828,971	$4,856,335	$4,384,222	$3,493,443

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(23,027)	$(69,997)	$601,124	$(20,132)	$(1,608,316)	$(114,673)	$(964,961)	$(705,412)	$(1,013,430)	$446,389
Net realized gain (loss) on security transactions	(76,236)	29,640	(340,638)	72,651	1,575,022	114,045	2,685,207	(1,209,717)	(3,472,389)	855,994
Net realized gain distributions	163,734	589,628	—	77,286	7,457,556	467,564	4,634,410	501,848	—	10,318,434
Change in unrealized appreciation (depreciation) during the period	691,041	871,321	556,517	298,317	20,664,864	805,410	6,711,739	7,964,598	10,822,264	7,951,796
Net increase (decrease) in net assets resulting from operations	755,512	1,420,592	817,003	428,122	28,089,126	1,272,346	13,066,395	6,551,317	6,336,445	19,572,613

Unit transactions:
Purchases	2,300	13,621	54,808	149,592	335,040	9,478	448,063	141,004	193,152	669,819
Net transfers	(206,667)	417,174	944,817	(224,865)	(6,347,030)	(478,880)	(174,870)	429,022	1,085,421	671,428
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,236,973)	(1,181,392)	(1,844,095)	(272,359)	(9,258,575)	(1,097,952)	(6,975,440)	(3,048,981)	(4,394,438)	(20,226,312)
Other transactions	3	1	96	2	4,924	144	(88)	1,741	220	2,563
Death benefits	(58,969)	(228,005)	(350,288)	(143,533)	(2,091,874)	(68,770)	(2,128,550)	(1,267,874)	(1,158,952)	(6,832,383)
Net annuity transactions	—	(38,760)	13,441	9,588	(12,041)	(24,687)	(99,053)	(37,183)	(73,127)	(362,121)
Net increase (decrease) in net assets resulting from unit transactions	(1,500,306)	(1,017,361)	(1,181,221)	(481,575)	(17,369,556)	(1,660,667)	(8,929,938)	(3,782,271)	(4,347,724)	(26,077,006)
Net increase (decrease) in net assets	(744,794)	403,231	(364,218)	(53,453)	10,719,570	(388,321)	4,136,457	2,769,046	1,988,721	(6,504,393)

Net assets:
Beginning of period	6,308,320	10,336,002	17,413,712	3,983,628	91,142,642	11,147,268	82,343,879	36,379,585	52,981,958	251,464,525
End of period	$5,563,526	$10,739,233	$17,049,494	$3,930,175	$101,862,212	$10,758,947	$86,480,336	$39,148,631	$54,970,679	$244,960,132

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)

Operations:
Net investment income (loss)	$(75,523)	$4,503,724	$(175,366)	$1,676,905	$9,226,262	$31,874	$8,131	$(11,327)	$35,252	$7,702
Net realized gain (loss) on security transactions	4,320,052	(6,644,179)	194,409	(1,506,716)	1,161,665	(33,815)	679,361	8,039	(18,834)	(64,273)
Net realized gain distributions	10,067,495	—	810,930	—	—	—	745,812	12,420	202,794	—
Change in unrealized appreciation (depreciation) during the period	(5,701,088)	17,398,546	1,995,855	4,066,285	(7,828,647)	234,271	2,885,907	243,324	227,037	60,885
Net increase (decrease) in net assets resulting from operations	8,610,936	15,258,091	2,825,828	4,236,474	2,559,280	232,330	4,319,211	252,456	446,249	4,314

Unit transactions:
Purchases	383,219	694,690	63,347	246,291	47,654	1,200	4,276	—	648	—
Net transfers	2,155,491	17,346,706	122,971	49,040	11,919,141	1,580	(1,877,862)	(15,907)	70,523	(262,836)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(14,604,415)	(32,344,048)	(1,034,313)	(4,442,198)	(17,993,790)	(167,197)	(2,390,522)	(7,062)	(734,800)	(1,419)
Other transactions	3,175	4,883	304	71	868	—	192	16	—	—
Death benefits	(3,964,488)	(7,724,496)	(382,574)	(1,642,873)	(1,135,549)	(2,460)	(236,518)	(8,422)	(34,115)	—
Net annuity transactions	(70,666)	(8,670)	2,815	(47,823)	(14,967)	—	(1,437)	(8,238)	(1,099)	—
Net increase (decrease) in net assets resulting from unit transactions	(16,097,684)	(22,030,935)	(1,227,450)	(5,837,492)	(7,176,643)	(166,877)	(4,501,871)	(39,613)	(698,843)	(264,255)
Net increase (decrease) in net assets	(7,486,748)	(6,772,844)	1,598,378	(1,601,018)	(4,617,363)	65,453	(182,660)	212,843	(252,594)	(259,941)

Net assets:
Beginning of period	153,792,417	286,815,709	14,398,990	44,366,809	134,158,374	2,132,042	19,243,261	515,891	4,368,752	259,941
End of period	$146,305,669	$280,042,865	$15,997,368	$42,765,791	$129,541,011	$2,197,495	$19,060,601	$728,734	$4,116,158	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(24,728)	$(100,180)	$(484,072)	$(35,073)	$(130,580)	$(27,176)	$(107,418)	$(39,254)	$(61,928)	$834,964
Net realized gain (loss) on security transactions	(247,798)	(2,769,673)	(1,102,315)	(299,938)	(587,526)	(69,847)	(27,367)	(211,160)	174,226	(932,819)
Net realized gain distributions	—	—	7,962,410	182,200	—	—	714,425	211,991	—	—
Change in unrealized appreciation (depreciation) during the period	826,975	5,519,552	(1,566,153)	1,611,431	1,413,183	559,210	1,090,043	645,937	1,175,606	647,021
Net increase (decrease) in net assets resulting from operations	554,449	2,649,699	4,809,870	1,458,620	695,077	462,187	1,669,683	607,514	1,287,904	549,166

Unit transactions:
Purchases	5,614	180,388	153,480	612	3,290	1,544	17,861	4,758	22,563	48,603
Net transfers	13,890	199,367	(1,005,563)	(1,002,855)	(327,827)	47,853	112,434	(35,807)	125,901	1,310,350
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(79,732)	(693,210)	(3,590,367)	(766,123)	(477,704)	(100,476)	(469,593)	(278,028)	(762,166)	(2,002,547)
Other transactions	1	(172)	1,317	5	10	(1)	1	—	37	167
Death benefits	(29,002)	(323,538)	(1,120,857)	(14,964)	(158,039)	(155,565)	(106,398)	(324,988)	(201,195)	(488,218)
Net annuity transactions	(2,439)	(9,930)	64,081	—	(23,042)	—	(4,586)	31,667	(4,665)	(15,842)
Net increase (decrease) in net assets resulting from unit transactions	(91,668)	(647,095)	(5,497,909)	(1,783,325)	(983,312)	(206,645)	(450,281)	(602,398)	(819,525)	(1,147,487)
Net increase (decrease) in net assets	462,781	2,002,604	(688,039)	(324,705)	(288,235)	255,542	1,219,402	5,116	468,379	(598,321)

Net assets:
Beginning of period	1,177,768	5,917,235	40,931,714	3,842,851	6,911,761	1,481,747	5,460,597	3,200,407	8,468,662	19,247,025
End of period	$1,640,549	$7,919,839	$40,243,675	$3,518,146	$6,623,526	$1,737,289	$6,679,999	$3,205,523	$8,937,041	$18,648,704

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,936)	$(40,811)	$(326)	$(19,315)	$(1,422)	$(13,206)	$21,606	$9,114	$57,308	$1,932
Net realized gain (loss) on security transactions	6,570	167,286	11,493	11,928	(8,700)	(37,085)	23,001	(35,203)	(192,585)	(5,780)
Net realized gain distributions	—	60,153	—	—	20,834	113,910	93,637	—	—	—
Change in unrealized appreciation (depreciation) during the period	292,040	1,338,821	75,408	192,570	47,987	99,691	90,565	59,784	781,457	31,343
Net increase (decrease) in net assets resulting from operations	295,674	1,525,449	86,575	185,183	58,699	163,310	228,809	33,695	646,180	27,495

Unit transactions:
Purchases	662	750	289	—	—	53	470	837	540	—
Net transfers	4,230	(621,663)	(101,791)	130,869	137,810	9,969	(112,977)	6,327	(216,070)	(1,177)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(74,533)	(594,836)	(24,774)	(89,274)	(43,207)	(65,935)	(68,910)	(168,269)	(415,238)	(14,382)
Other transactions	(1)	(34)	—	(1)	(1)	—	1	—	3	—
Death benefits	(75,645)	(29,619)	(57,706)	(49,369)	—	(54,353)	(13,278)	(4,409)	(13,146)	—
Net annuity transactions	(10,326)	(3,118)	—	(262)	—	(275)	(2,340)	9,859	—	—
Net increase (decrease) in net assets resulting from unit transactions	(155,613)	(1,248,520)	(183,982)	(8,037)	94,602	(110,541)	(197,034)	(155,655)	(643,911)	(15,559)
Net increase (decrease) in net assets	140,061	276,929	(97,407)	177,146	153,301	52,769	31,775	(121,960)	2,269	11,936

Net assets:
Beginning of period	1,971,368	4,064,438	581,530	1,119,739	207,357	870,463	1,649,713	573,254	3,165,649	253,355
End of period	$2,111,429	$4,341,367	$484,123	$1,296,885	$360,658	$923,232	$1,681,488	$451,294	$3,167,918	$265,291

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund
	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account

Operations:
Net investment income (loss)	$(9,328)	$(7,750)	$2,532	$(2,122)	$(613,489)	$(1,618)	$(1,509)	$(10,099)	$(7,020)	$(1,747)
Net realized gain (loss) on security transactions	504,661	5,887	354,652	40,416	(673,987)	457	(56,485)	(62,642)	(16,957)	211
Net realized gain distributions	—	—	1,990,003	134,676	708,896	5,861	—	—	—	7,923
Change in unrealized appreciation (depreciation) during the period	(369,735)	55,626	(670,325)	(59,319)	10,938,142	21,789	101,381	87,722	78,685	8,821
Net increase (decrease) in net assets resulting from operations	125,598	53,763	1,676,862	113,651	10,359,562	26,489	43,387	14,981	54,708	15,208

Unit transactions:
Purchases	—	—	156,955	1,305	159,647	—	700	420	—	—
Net transfers	—	—	(720,436)	(46,161)	5,149	—	(17,170)	35,375	10,861	60,114
Net interfund transfers due to corporate actions	(638,699)	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(694)	(2,349)	(1,950,022)	(116,811)	(2,679,991)	(4,880)	(14,447)	(60,491)	(12,174)	(7,289)
Other transactions	(1)	—	1,439	—	4,215	—	(6)	(3)	—	—
Death benefits	—	—	(867,780)	(7,031)	(688,338)	(25,418)	(42,242)	(132,979)	—	—
Net annuity transactions	—	—	(33,081)	419	(45,110)	(6,685)	(464)	(416)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(639,394)	(2,349)	(3,412,925)	(168,279)	(3,244,428)	(36,983)	(73,629)	(158,094)	(1,313)	52,825
Net increase (decrease) in net assets	(513,796)	51,414	(1,736,063)	(54,628)	7,115,134	(10,494)	(30,242)	(143,113)	53,395	68,033

Net assets:
Beginning of period	513,796	424,105	17,645,987	1,247,723	28,291,019	207,789	387,099	652,566	308,531	30,483
End of period	$—	$475,519	$15,909,924	$1,193,095	$35,406,153	$197,295	$356,857	$509,453	$361,926	$98,516

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2023

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	PSF PGIM Jennison Blend Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)(10)

Operations:
Net investment income (loss)	$(205,778)	$(395,707)	$(88,595)	$(646)
Net realized gain (loss) on security transactions	72,082	145,466	9,145	21
Net realized gain distributions	816,187	1,420,297	—	—
Change in unrealized appreciation (depreciation) during the period	2,603,001	4,302,548	1,263,889	24,628
Net increase (decrease) in net assets resulting from operations	3,285,492	5,472,604	1,184,439	24,003

Unit transactions:
Purchases	30,340	183,173	82,453	—
Net transfers	256,772	289,148	72,128	—
Net interfund transfers due to corporate actions	—	—	—	638,699
Surrenders for benefit payments and fees	(1,438,942)	(1,927,009)	(1,013,795)	(64)
Other transactions	1,618	2,975	(525)	—
Death benefits	(424,876)	(1,110,418)	(268,306)	—
Net annuity transactions	(38,042)	(84,879)	(19,799)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,613,130)	(2,647,010)	(1,147,844)	638,635
Net increase (decrease) in net assets	1,672,362	2,825,594	36,595	662,638

Net assets:
Beginning of period	16,433,996	26,232,722	11,341,240	—
End of period	$18,106,358	$29,058,316	$11,377,835	$662,638

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2023.
(2) Formerly AB VPS Growth and Income Portfolio. Change effective May 1, 2023.
(3) Formerly Allspring VT Omega Growth Fund. Change effective May 1, 2023.
(4) Liquidated as of July 28, 2023.
(5) Formerly Putnam VT Growth Opportunities Fund. Change effective April 30, 2023.
(6) Formerly Putnam VT Multi-Cap Core Fund. Change effective April 30, 2023.
(7) Merged into PSF PGIM Jennison Blend Portfolio. Change effective December 8, 2023.
(8) Formerly Allspring VT Discovery Fund. Change effective May 1, 2023.
(9) Funded as of December 8, 2023.
(10) Merged assets from PSF PGIM Jennison Focused Blend Portfolio. Change effective December 8, 2023.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2022

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$34,468	$(13,358)	$129,542	$240,910	$(42,581)	$(16,455)	$(623,256)	$10,135	$6,656	$34,858
Net realized gain (loss) on security transactions	322,345	16,405	(153,880)	55,553	152,722	(5,279)	408,590	(3,421,197)	(4,632)	181,265
Net realized gain distributions	287,274	107,453	830,655	—	1,026,030	161,022	10,603,497	—	—	7,492,280
Change in unrealized appreciation (depreciation) during the period	(653,795)	(603,751)	(2,777,657)	(1,882,458)	(2,549,125)	(526,550)	(28,619,489)	(12,951,395)	(17,319)	(23,953,093)
Net increase (decrease) in net assets resulting from operations	(9,708)	(493,251)	(1,971,340)	(1,585,995)	(1,412,954)	(387,262)	(18,230,658)	(16,362,457)	(15,295)	(16,244,690)

Unit transactions:
Purchases	—	638	417,845	18,651	12,431	9,877	340,468	639,675	4,500	228,316
Net transfers	(82,759)	247,727	119,493	798,751	(701,039)	(9,838)	(1,090,876)	(6,809,115)	563,950	2,685,649
Surrenders for benefit payments and fees	(573,219)	(204,297)	(810,826)	(890,809)	(822,066)	(66,854)	(6,071,610)	(11,454,425)	(11,972)	(7,282,847)
Other transactions	(25)	1	(1)	73	(859)	—	1,086	3,975	—	1,160
Death benefits	(3,166)	(14)	(542,568)	(289,791)	(57,607)	(31,360)	(1,713,009)	(3,732,255)	—	(1,656,119)
Net annuity transactions	21,754	—	12,745	(2,664)	970	(1,554)	(156,321)	(305,738)	—	(63,129)
Net increase (decrease) in net assets resulting from unit transactions	(637,415)	44,055	(803,312)	(365,789)	(1,568,170)	(99,729)	(8,690,262)	(21,657,883)	556,478	(6,086,970)
Net increase (decrease) in net assets	(647,123)	(449,196)	(2,774,652)	(1,951,784)	(2,981,124)	(486,991)	(26,920,920)	(38,020,340)	541,183	(22,331,660)

Net assets:
Beginning of period	4,030,928	1,509,332	9,917,876	11,010,143	8,950,625	1,379,823	88,211,968	144,867,997	67,905	84,197,584
End of period	$3,383,805	$1,060,136	$7,143,224	$9,058,359	$5,969,501	$892,832	$61,291,048	$106,847,657	$609,088	$61,865,924

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,065,339)	$(778,136)	$332,382	$(1,214)	$(423,727)	$6,632	$(3,291)	$(623,911)	$771,374	$305,034
Net realized gain (loss) on security transactions	(893,541)	333,404	(177,365)	(1,760)	—	27,161	(29,112)	(1,259,223)	775,979	11,920,717
Net realized gain distributions	14,534,375	8,146,769	203,897	16,458	—	77,962	177,100	691,146	28,342,005	50,786,595
Change in unrealized appreciation (depreciation) during the period	(25,988,262)	(19,976,060)	(1,381,402)	(22,564)	—	(125,280)	(198,636)	(8,517,774)	(59,096,294)	(148,110,575)
Net increase (decrease) in net assets resulting from operations	(13,412,767)	(12,274,023)	(1,022,488)	(9,080)	(423,727)	(13,525)	(53,939)	(9,709,762)	(29,206,936)	(85,098,229)

Unit transactions:
Purchases	106,604	91,689	2,705	—	845,947	137	—	234,638	430,883	2,890,078
Net transfers	(2,094,960)	(1,530,124)	(131,356)	1,818	76,357,465	81,705	908,005	(299,232)	(1,586,768)	(1,118,856)
Surrenders for benefit payments and fees	(5,616,078)	(4,193,065)	(494,363)	(157)	(27,148,385)	(65,464)	(19,219)	(3,715,552)	(10,063,029)	(37,009,202)
Other transactions	3,222	861	1	—	12,795	—	(1)	389	3,768	16,174
Death benefits	(1,521,649)	(862,706)	(79,417)	—	(11,463,712)	—	(40,825)	(1,067,830)	(2,976,283)	(16,799,528)
Net annuity transactions	(138,077)	(74,624)	(6,286)	—	751,638	—	—	23,459	(170,364)	(835,908)
Net increase (decrease) in net assets resulting from unit transactions	(9,260,938)	(6,567,969)	(708,716)	1,661	39,355,748	16,378	847,960	(4,824,128)	(14,361,793)	(52,857,242)
Net increase (decrease) in net assets	(22,673,705)	(18,841,992)	(1,731,204)	(7,419)	38,932,021	2,853	794,021	(14,533,890)	(43,568,729)	(137,955,471)

Net assets:
Beginning of period	87,329,262	58,889,141	6,764,968	137,616	107,384,600	601,017	415,806	51,967,425	159,457,338	581,841,613
End of period	$64,655,557	$40,047,149	$5,033,764	$130,197	$146,316,621	$603,870	$1,209,827	$37,433,535	$115,888,609	$443,886,142

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$424,115	$5,363,022	$(1,975,666)	$(19,305,742)	$(5,051,507)	$45,151	$(376,708)	$(1,733,242)	$(15,395)	$(115,345)
Net realized gain (loss) on security transactions	7,671,787	(10,267,295)	5,381,813	37,865,850	34,207,543	(4,110,760)	1,186,013	(1,293,670)	(3,510)	39,192
Net realized gain distributions	74,489,358	5,503,856	20,691,064	189,396,073	104,741,521	33,843,433	6,885,178	35,211,084	171,043	694,843
Change in unrealized appreciation (depreciation) during the period	(119,849,370)	(75,056,706)	(87,345,895)	(741,197,463)	(362,050,227)	(95,996,313)	(30,102,650)	(74,799,580)	(549,090)	(3,533,088)
Net increase (decrease) in net assets resulting from operations	(37,264,110)	(74,457,123)	(63,248,684)	(533,241,282)	(228,152,670)	(66,218,489)	(22,408,167)	(42,615,408)	(396,952)	(2,914,398)

Unit transactions:
Purchases	2,288,205	1,712,742	1,204,256	5,899,044	5,829,499	1,113,452	395,911	390,174	560	3,457
Net transfers	2,373,109	(20,396,417)	(2,285,899)	4,556,536	(21,187,890)	12,772,778	(218,370)	5,138,246	39,218	(808,242)
Surrenders for benefit payments and fees	(22,331,117)	(43,569,089)	(12,088,259)	(100,435,010)	(77,709,251)	(20,665,155)	(5,578,766)	(8,195,144)	(30,214)	(547,530)
Other transactions	11,565	9,930	6,982	48,293	43,208	11,592	1,091	278	(757)	990
Death benefits	(10,438,134)	(12,839,076)	(4,316,992)	(34,637,123)	(29,914,672)	(6,221,993)	(1,146,450)	(2,221,382)	(12,262)	(55,533)
Net annuity transactions	(663,596)	(202,614)	(357,114)	(2,160,299)	(1,167,340)	(340,656)	(103,465)	(117,169)	(613)	—
Net increase (decrease) in net assets resulting from unit transactions	(28,759,968)	(75,284,524)	(17,837,026)	(126,728,559)	(124,106,446)	(13,329,982)	(6,650,049)	(5,004,997)	(4,068)	(1,406,858)
Net increase (decrease) in net assets	(66,024,078)	(149,741,647)	(81,085,710)	(659,969,841)	(352,259,116)	(79,548,471)	(29,058,216)	(47,620,405)	(401,020)	(4,321,256)

Net assets:
Beginning of period	377,433,100	556,442,946	246,903,435	1,767,325,407	1,307,981,973	298,320,183	96,600,244	138,792,172	1,027,547	11,868,971
End of period	$311,409,022	$406,701,299	$165,817,725	$1,107,355,566	$955,722,857	$218,771,712	$67,542,028	$91,171,767	$626,527	$7,547,715

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(540,292)	$(358,425)	$(30,082)	$(32,682)	$13,602	$(2,891,131)	$11,465,880	$(842,112)	$19,886	$(1,866,861)
Net realized gain (loss) on security transactions	1,583,375	497,730	2,065	23,403	(14,584)	9,922,627	2,299,355	(683,016)	(26,837)	(4,303,227)
Net realized gain distributions	2,174,816	1,868,284	148,157	260,300	667	38,170,167	7,345,232	10,324,875	171,206	26,280,108
Change in unrealized appreciation (depreciation) during the period	(18,564,867)	(7,442,758)	(476,233)	(779,353)	(82,748)	(88,775,645)	(49,685,771)	(31,821,500)	(958,647)	(69,535,935)
Net increase (decrease) in net assets resulting from operations	(15,346,968)	(5,435,169)	(356,093)	(528,332)	(83,063)	(43,573,982)	(28,575,304)	(23,021,753)	(794,392)	(49,425,915)

Unit transactions:
Purchases	161,266	107,928	2,327	1,497	—	2,927,835	1,555,566	518,222	5,251	450,973
Net transfers	2,695,847	(1,044,714)	1,181,511	151,275	(51,784)	(2,899,419)	(4,212,957)	3,544,648	30,910	5,301,299
Surrenders for benefit payments and fees	(3,664,609)	(2,391,358)	(201,490)	(160,966)	(65,431)	(26,618,894)	(30,904,666)	(3,640,067)	(93,490)	(7,996,079)
Other transactions	656	117	(339)	—	—	16,258	30,803	380	3	4,958
Death benefits	(753,247)	(764,009)	(19,772)	284	—	(9,349,249)	(10,884,321)	(1,485,602)	(89,439)	(2,464,470)
Net annuity transactions	(86,862)	(1,441)	(821)	—	—	(674,847)	(882,465)	(203,991)	(7,602)	(158,403)
Net increase (decrease) in net assets resulting from unit transactions	(1,646,949)	(4,093,477)	961,416	(7,910)	(117,215)	(36,598,316)	(45,298,040)	(1,266,410)	(154,367)	(4,861,722)
Net increase (decrease) in net assets	(16,993,917)	(9,528,646)	605,323	(536,242)	(200,278)	(80,172,298)	(73,873,344)	(24,288,163)	(948,759)	(54,287,637)

Net assets:
Beginning of period	56,512,221	34,507,910	2,679,995	2,432,760	702,306	359,847,575	415,762,557	61,688,365	3,009,173	142,328,557
End of period	$39,518,304	$24,979,264	$3,285,318	$1,896,518	$502,028	$279,675,277	$341,889,213	$37,400,202	$2,060,414	$88,040,920

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(307,239)	$4,154,198	$258,847	$251,532	$1,429,381	$(1,452,199)	$(428,281)	$(395,505)	$(340,608)	$5,967
Net realized gain (loss) on security transactions	(813,523)	(6,664,551)	1,539,195	(609,613)	(1,617,903)	(1,864,305)	(364,195)	(1,961,197)	(1,509,240)	(84,284)
Net realized gain distributions	7,181,060	—	31,802,293	1,893,662	—	—	9,949,662	10,903,104	—	1,838,246
Change in unrealized appreciation (depreciation) during the period	(11,243,930)	(19,679,852)	(62,635,855)	(9,025,301)	(10,946,018)	(10,602,688)	(17,754,311)	(21,731,755)	201,758	(4,336,328)
Net increase (decrease) in net assets resulting from operations	(5,183,632)	(22,190,205)	(29,035,520)	(7,489,720)	(11,134,540)	(13,919,192)	(8,597,125)	(13,185,353)	(1,648,090)	(2,576,399)

Unit transactions:
Purchases	103,899	987,703	1,277,580	94,445	593,078	369,179	429,462	63,910	58,639	163,737
Net transfers	(1,039,514)	(6,286,790)	(8,160,531)	899,500	(1,721,738)	160,692	(4,210,281)	(3,217,827)	(1,280,693)	(702,450)
Surrenders for benefit payments and fees	(3,280,952)	(14,866,179)	(25,529,444)	(2,293,388)	(9,854,237)	(8,065,191)	(9,961,403)	(1,739,058)	(2,288,492)	(1,385,955)
Other transactions	(1,815)	12,371	5,673	304	1,747	(82)	758	(222)	13	7,972
Death benefits	(666,119)	(5,327,602)	(8,208,612)	(544,240)	(2,826,295)	(2,439,812)	(2,539,329)	(475,598)	(803,046)	(404,772)
Net annuity transactions	30,263	(416,381)	(397,804)	(20,524)	(67,419)	(191,725)	(117,551)	(31,880)	(8,062)	200,853
Net increase (decrease) in net assets resulting from unit transactions	(4,854,238)	(25,896,878)	(41,013,138)	(1,863,903)	(13,874,864)	(10,166,939)	(16,398,344)	(5,400,675)	(4,321,641)	(2,120,615)
Net increase (decrease) in net assets	(10,037,870)	(48,087,083)	(70,048,658)	(9,353,623)	(25,009,404)	(24,086,131)	(24,995,469)	(18,586,028)	(5,969,731)	(4,697,014)

Net assets:
Beginning of period	45,134,575	188,194,465	337,321,667	32,349,327	132,542,957	109,171,197	137,309,646	35,166,883	27,458,837	17,324,278
End of period	$35,096,705	$140,107,382	$267,273,009	$22,995,704	$107,533,553	$85,085,066	$112,314,177	$16,580,855	$21,489,106	$12,627,264

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,288,078	$(1,197,795)	$511,323	$(624,789)	$23,338	$(39,647)	$(1,678,809)	$(89,351)	$(85,307)	$13,008
Net realized gain (loss) on security transactions	(8,049,009)	1,657,494	8,515,158	3,789,548	431,164	(260,175)	(477,564)	(244,322)	(140,474)	35,072
Net realized gain distributions	3,312,175	31,468,328	21,362,431	6,498,345	3,420,831	737,750	—	1,157,924	832,147	388,821
Change in unrealized appreciation (depreciation) during the period	(50,758,786)	(78,061,429)	(53,222,858)	(38,363,241)	(8,556,746)	(2,158,678)	(35,910)	(3,225,614)	(2,664,017)	(617,416)
Net increase (decrease) in net assets resulting from operations	(51,207,542)	(46,133,402)	(22,833,946)	(28,700,137)	(4,681,413)	(1,720,750)	(2,192,283)	(2,401,363)	(2,057,651)	(180,515)

Unit transactions:
Purchases	695,845	779,057	776,631	527,155	152,722	35,910	528,216	42,363	6,546	2,616
Net transfers	1,809,486	7,536,251	(7,982,572)	(3,324,115)	823,971	(307,177)	6,376,546	757,542	16,702	1,204,436
Surrenders for benefit payments and fees	(31,293,140)	(23,679,668)	(20,566,194)	(11,972,918)	(1,958,351)	(399,278)	(12,153,613)	(628,623)	(427,636)	(95,834)
Other transactions	3,326	(1,245)	13,402	1,182	(21)	(2)	1,279	1,995	206	(38)
Death benefits	(8,746,240)	(6,746,697)	(6,439,014)	(3,375,294)	(634,412)	(108,692)	(2,520,956)	(194,243)	(79,945)	(32,064)
Net annuity transactions	64,138	63,206	77,791	(115,469)	(12,425)	(4,308)	(82,785)	(3,954)	(9,578)	—
Net increase (decrease) in net assets resulting from unit transactions	(37,466,585)	(22,049,096)	(34,119,956)	(18,259,459)	(1,628,516)	(783,547)	(7,851,313)	(24,920)	(493,705)	1,079,116
Net increase (decrease) in net assets	(88,674,127)	(68,182,498)	(56,953,902)	(46,959,596)	(6,309,929)	(2,504,297)	(10,043,596)	(2,426,283)	(2,551,356)	898,601

Net assets:
Beginning of period	335,977,863	286,383,478	246,553,116	151,522,137	24,788,920	6,923,351	117,737,726	7,522,635	6,904,019	3,032,441
End of period	$247,303,736	$218,200,980	$189,599,214	$104,562,541	$18,478,991	$4,419,054	$107,694,130	$5,096,352	$4,352,663	$3,931,042

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,633	$(74,409)	$513,167	$(6,438)	$(1,732,835)	$(156,396)	$(1,107,207)	$(807,888)	$(1,129,884)	$(449,166)
Net realized gain (loss) on security transactions	109,599	191,286	(348,651)	163,531	2,067,552	226,520	5,165,232	(985,013)	(2,631,801)	4,910,761
Net realized gain distributions	840,288	1,530,031	53,772	331,440	12,093,942	1,134,518	11,582,124	5,799,408	18,582,757	23,344,917
Change in unrealized appreciation (depreciation) during the period	(1,917,522)	(3,634,699)	(3,567,077)	(1,015,800)	(57,691,303)	(3,992,836)	(35,189,516)	(21,597,788)	(40,032,915)	(63,314,920)
Net increase (decrease) in net assets resulting from operations	(961,002)	(1,987,791)	(3,348,789)	(527,267)	(45,262,644)	(2,788,194)	(19,549,367)	(17,591,281)	(25,211,843)	(35,508,408)

Unit transactions:
Purchases	2,964	13,652	58,591	1,002	385,391	28,478	667,302	73,473	309,235	1,512,097
Net transfers	154,854	153,114	(978,972)	330,244	8,178,668	358,719	(3,229,229)	(2,679,860)	3,797,561	(7,648,175)
Surrenders for benefit payments and fees	(717,505)	(1,145,551)	(1,946,807)	(453,782)	(9,318,799)	(978,231)	(6,449,695)	(2,908,027)	(4,665,778)	(22,043,039)
Other transactions	26	(4)	(94)	14	(276)	143	7,868	37	508	6,220
Death benefits	(128,680)	(269,275)	(674,098)	(73,331)	(2,404,252)	(299,260)	(2,211,347)	(855,224)	(1,604,278)	(8,638,553)
Net annuity transactions	—	(35,352)	(57,129)	(8,860)	(122,906)	(47,834)	(345,400)	48,118	(100,221)	(509,307)
Net increase (decrease) in net assets resulting from unit transactions	(688,341)	(1,283,416)	(3,598,509)	(204,713)	(3,282,174)	(937,985)	(11,560,501)	(6,321,483)	(2,262,973)	(37,320,757)
Net increase (decrease) in net assets	(1,649,343)	(3,271,207)	(6,947,298)	(731,980)	(48,544,818)	(3,726,179)	(31,109,868)	(23,912,764)	(27,474,816)	(72,829,165)

Net assets:
Beginning of period	7,957,663	13,607,209	24,361,010	4,715,608	139,687,460	14,873,447	113,453,747	60,292,349	80,456,774	324,293,690
End of period	$6,308,320	$10,336,002	$17,413,712	$3,983,628	$91,142,642	$11,147,268	$82,343,879	$36,379,585	$52,981,958	$251,464,525

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(497,436)	$3,590,556	$(184,733)	$1,792,965	$(1,397,077)	$(24,415)	$36,298	$(13,000)	$23,837	$3,133
Net realized gain (loss) on security transactions	8,429,664	(7,364,223)	385,920	(1,564,425)	(1,362,791)	(83,683)	578,955	21,045	112,134	(9,346)
Net realized gain distributions	9,685,641	3,705,410	1,919,610	—	—	35,984	929,338	34,866	514,034	4,411
Change in unrealized appreciation (depreciation) during the period	(32,070,442)	(58,176,096)	(5,502,569)	(7,115,020)	8,897,973	(432,102)	(5,990,257)	(456,602)	(882,223)	(48,174)
Net increase (decrease) in net assets resulting from operations	(14,452,573)	(58,244,353)	(3,381,772)	(6,886,480)	6,138,105	(504,216)	(4,445,666)	(413,691)	(232,218)	(49,976)

Unit transactions:
Purchases	735,978	763,305	68,503	405,442	154,583	1,200	58,444	—	2,535	—
Net transfers	(6,010,468)	(9,298,515)	438,208	(1,424,799)	(18,366,954)	(12,474)	2,532,962	(110,567)	(254,530)	24,587
Surrenders for benefit payments and fees	(15,412,163)	(34,406,227)	(1,157,040)	(4,190,384)	(17,613,918)	(102,417)	(2,606,707)	(28,278)	(484,707)	(44,621)
Other transactions	4,290	(722)	24	746	(94)	—	1,684	1	(1)	(1)
Death benefits	(4,246,873)	(9,172,002)	(351,557)	(1,593,754)	(2,799,421)	(231,971)	(132,842)	(375,513)	(116,948)	—
Net annuity transactions	(116,250)	108,293	(46,752)	(182,416)	83,028	—	11,819	(10,365)	(1,366)	—
Net increase (decrease) in net assets resulting from unit transactions	(25,045,486)	(52,005,868)	(1,048,614)	(6,985,165)	(38,542,776)	(345,662)	(134,640)	(524,722)	(855,017)	(20,035)
Net increase (decrease) in net assets	(39,498,059)	(110,250,221)	(4,430,386)	(13,871,645)	(32,404,671)	(849,878)	(4,580,306)	(938,413)	(1,087,235)	(70,011)

Net assets:
Beginning of period	193,290,476	397,065,930	18,829,376	58,238,454	166,563,045	2,981,920	23,823,567	1,454,304	5,455,987	329,952
End of period	$153,792,417	$286,815,709	$14,398,990	$44,366,809	$134,158,374	$2,132,042	$19,243,261	$515,891	$4,368,752	$259,941

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(28,942)	$(111,965)	$(466,837)	$(38,193)	$(147,882)	$(30,010)	$(110,021)	$(21,110)	$(132,769)	$1,267,020
Net realized gain (loss) on security transactions	(203,428)	(1,621,052)	(101,070)	(141,871)	(370,906)	(4,254)	54,180	(15,571)	345,337	(1,644,675)
Net realized gain distributions	896,597	4,020,406	7,459,683	210,815	2,180,435	618,623	1,109,813	1,383,564	1,085,607	512,061
Change in unrealized appreciation (depreciation) during the period	(2,467,775)	(11,065,409)	(9,034,179)	(2,010,236)	(5,352,740)	(1,318,179)	(3,880,239)	(2,273,635)	(3,258,619)	(1,025,131)
Net increase (decrease) in net assets resulting from operations	(1,803,548)	(8,778,020)	(2,142,403)	(1,979,485)	(3,691,093)	(733,820)	(2,826,267)	(926,752)	(1,960,444)	(890,725)

Unit transactions:
Purchases	4,535	19,075	177,981	612	48,065	888	2,620	1,913	17,755	40,271
Net transfers	257,323	3,490,521	3,364,488	1,533,887	(1,881,380)	5,615	424,107	18,068	(109,971)	(1,927,490)
Surrenders for benefit payments and fees	(163,255)	(557,388)	(2,797,602)	(460,505)	(559,342)	(138,296)	(528,577)	(286,769)	(815,572)	(2,294,940)
Other transactions	508	232	(147)	30	(32)	(2)	(1)	(2)	(87)	(21)
Death benefits	(29,535)	(180,107)	(967,332)	(87,833)	(129,474)	18,129	(206,313)	(55,975)	(224,710)	(689,567)
Net annuity transactions	(6,291)	(6,369)	(37,845)	(252)	(54,619)	—	(1,621)	(755)	(1,571)	(7,766)
Net increase (decrease) in net assets resulting from unit transactions	63,285	2,765,964	(260,457)	985,939	(2,576,782)	(113,666)	(309,785)	(323,520)	(1,134,156)	(4,879,513)
Net increase (decrease) in net assets	(1,740,263)	(6,012,056)	(2,402,860)	(993,546)	(6,267,875)	(847,486)	(3,136,052)	(1,250,272)	(3,094,600)	(5,770,238)

Net assets:
Beginning of period	2,918,031	11,929,291	43,334,574	4,836,397	13,179,636	2,329,233	8,596,649	4,450,679	11,563,262	25,017,263
End of period	$1,177,768	$5,917,235	$40,931,714	$3,842,851	$6,911,761	$1,481,747	$5,460,597	$3,200,407	$8,468,662	$19,247,025

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7,449)	$(42,958)	$3,430	$(2,378)	$689	$(24,048)	$11,379	$40,286	$5,909	$1,353
Net realized gain (loss) on security transactions	5,307	187,737	(735)	(6,918)	(50,221)	(192,066)	22,169	(5,797)	(176,036)	(3,779)
Net realized gain distributions	192,824	737,280	23,586	105,160	100,141	223,190	130,720	49,172	793,342	49,384
Change in unrealized appreciation (depreciation) during the period	(612,398)	(2,569,767)	(91,727)	(274,338)	(131,448)	(294,294)	(223,454)	(171,471)	(1,385,529)	(110,671)
Net increase (decrease) in net assets resulting from operations	(421,716)	(1,687,708)	(65,446)	(178,474)	(80,839)	(287,218)	(59,186)	(87,810)	(762,314)	(63,713)

Unit transactions:
Purchases	673	1,300	—	—	—	1,669	—	783	540	—
Net transfers	30,659	824,535	140,978	204,996	(212,177)	(595,477)	369,340	(18,341)	398,634	1,491
Surrenders for benefit payments and fees	(58,921)	(651,186)	(22,230)	(59,789)	(10,364)	(116,673)	(74,050)	(25,158)	(381,945)	(14,848)
Other transactions	(1)	14	—	—	688	(137)	(253)	—	11	—
Death benefits	(15,228)	(1,339)	4,532	(3,806)	—	2,406	—	—	(81,771)	—
Net annuity transactions	(10,801)	21,763	—	(680)	—	(4,219)	(2,457)	—	(180)	—
Net increase (decrease) in net assets resulting from unit transactions	(53,619)	195,087	123,280	140,721	(221,853)	(712,431)	292,580	(42,716)	(64,711)	(13,357)
Net increase (decrease) in net assets	(475,335)	(1,492,621)	57,834	(37,753)	(302,692)	(999,649)	233,394	(130,526)	(827,025)	(77,070)

Net assets:
Beginning of period	2,446,703	5,557,059	523,696	1,157,492	510,049	1,870,112	1,416,319	703,780	3,992,674	330,425
End of period	$1,971,368	$4,064,438	$581,530	$1,119,739	$207,357	$870,463	$1,649,713	$573,254	$3,165,649	$253,355

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,673)	$(7,684)	$5,251	$(5,174)	$(668,734)	$(3,744)	$7,009	$(14,952)	$(11,004)	$(1,620)
Net realized gain (loss) on security transactions	8,533	5,718	1,025,735	34,504	350,197	(10,951)	(27,228)	(17,828)	(143,265)	(11,750)
Net realized gain distributions	—	—	1,739,724	37,473	8,924,761	29,628	—	134,324	210,122	10,741
Change in unrealized appreciation (depreciation) during the period	(192,411)	(44,701)	(4,259,755)	(79,673)	(23,453,282)	(102,971)	(42,082)	(483,739)	(352,015)	(21,504)
Net increase (decrease) in net assets resulting from operations	(193,551)	(46,667)	(1,489,045)	(12,870)	(14,847,058)	(88,038)	(62,301)	(382,195)	(296,162)	(24,133)

Unit transactions:
Purchases	—	—	49,154	1,275	107,861	—	700	420	—	—
Net transfers	79	—	(884,538)	118,924	(727,496)	(160,124)	15,882	64,660	(134,569)	(91,225)
Surrenders for benefit payments and fees	(2,015)	(2,374)	(1,629,939)	(76,203)	(2,908,702)	(15,215)	(16,809)	(54,970)	(18,146)	(12,647)
Other transactions	1	—	1,362	—	(36)	—	(112)	(573)	19	1
Death benefits	—	—	(774,481)	(28,428)	(915,032)	(27,019)	(19,315)	(27,307)	—	—
Net annuity transactions	—	—	(18,235)	—	(119,590)	(7,336)	(455)	(475)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,935)	(2,374)	(3,256,677)	15,568	(4,562,995)	(209,694)	(20,109)	(18,245)	(152,696)	(103,871)
Net increase (decrease) in net assets	(195,486)	(49,041)	(4,745,722)	2,698	(19,410,053)	(297,732)	(82,410)	(400,440)	(448,858)	(128,004)

Net assets:
Beginning of period	709,282	473,146	22,391,709	1,245,025	47,701,072	505,521	469,509	1,053,006	757,389	158,487
End of period	$513,796	$424,105	$17,645,987	$1,247,723	$28,291,019	$207,789	$387,099	$652,566	$308,531	$30,483

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2022

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(266,841)	$(476,163)	$(1,708)
Net realized gain (loss) on security transactions	249,152	482,932	(31,954)
Net realized gain distributions	2,053,571	3,915,292	263,324
Change in unrealized appreciation (depreciation) during the period	(6,126,110)	(11,178,390)	(2,864,539)
Net increase (decrease) in net assets resulting from operations	(4,090,228)	(7,256,329)	(2,634,877)

Unit transactions:
Purchases	21,652	132,502	17,520
Net transfers	364,591	204,628	989,610
Surrenders for benefit payments and fees	(1,689,919)	(1,688,077)	(851,196)
Other transactions	(700)	11,361	579
Death benefits	(615,841)	(627,517)	(186,786)
Net annuity transactions	(30,305)	(320,539)	(22,446)
Net increase (decrease) in net assets resulting from unit transactions	(1,950,522)	(2,287,642)	(52,719)
Net increase (decrease) in net assets	(6,040,750)	(9,543,971)	(2,687,596)

Net assets:
Beginning of period	22,474,746	35,776,693	14,028,836
End of period	$16,433,996	$26,232,722	$11,341,240

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2023

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Hedged Allocation Portfolio, AB VPS International Value Portfolio, AB VPS Discovery Value Portfolio (Formerly AB VPS Small/Mid Cap Value Portfolio), AB VPS Sustainable International Thematic Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. EQV International Equity Fund, Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Relative Value Portfolio (Formerly AB VPS Growth and Income Portfolio), American Funds Insurance Series® Capital World Bond Fund®, American Funds Insurance Series® Capital World Growth and Income Fund®, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® Washington Mutual Investors FundSM, American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® New World Fund®, American Funds Insurance Series® Global Small Capitalization Fund, Allspring VT Discovery All Cap Growth Fund (Formerly Allspring VT Omega Growth Fund), Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin DynaTech VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return Series, MFS® Value Series, MFS® Total Return Bond Series, MFS® Research Series, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio*, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Invesco V.I.
Discovery Mid Cap Growth Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Global Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Small Cap Fund®, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Large Cap Growth Fund (Formerly Putnam VT Growth Opportunities Fund), Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Core Equity Fund (Formerly Putnam VT Multi-Cap Core Fund), Putnam VT Small Cap Value Fund, Putnam VT Large Cap Value Fund, PIMCO VIT All Asset Portfolio, PIMCO StocksPLUS® Global Portfolio, PIMCO VIT Global Managed Asset Allocation Portfolio, PSF PGIM Jennison Focused Blend Portfolio (Merged into PSF PGIM Jennison Blend Portfolio), PSF PGIM Jennison Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Index Asset Allocation Fund, Allspring VT International Equity Fund, Allspring VT Small Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund (Formerly Allspring VT Discovery Fund), Allspring VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, PSF PGIM Jennison Blend Portfolio (Merged assets from PSF PGIM Jennison Focused Blend Portfolio).

* During 2023, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2023 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2023 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2023 and 2022.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2019 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2023.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 1.50%
MAV Plus maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$794,255	$1,024,150
American Century VP Growth Fund	$111,277	$410,535
AB VPS Balanced Hedged Allocation Portfolio	$517,796	$1,269,142
AB VPS International Value Portfolio	$476,467	$2,734,061
AB VPS Discovery Value Portfolio+	$1,060,066	$1,534,668
AB VPS Sustainable International Thematic Portfolio	$72,697	$93,291
Invesco V.I. Core Equity Fund	$3,826,713	$12,251,215
Invesco V.I. Government Securities Fund	$13,499,329	$18,536,854
Invesco V.I. High Yield Fund	$419,596	$139,479
Invesco V.I. EQV International Equity Fund	$3,882,606	$14,553,290
Invesco V.I. Main Street Mid Cap Fund®	$2,425,853	$10,923,974
Invesco V.I. Small Cap Equity Fund	$2,736,898	$7,714,144
Invesco V.I. Balanced-Risk Allocation Fund	$119,240	$752,729
Invesco V.I. Diversified Dividend Fund	$14,382	$2,996
Invesco V.I. Government Money Market Fund	$45,797,853	$61,883,801
American Century VP Mid Cap Value Fund	$113,743	$244,596
AB VPS Relative Value Portfolio+	$401,518	$646,375
American Funds Insurance Series® Capital World Bond Fund®	$2,360,482	$6,174,594
American Funds Insurance Series® Capital World Growth and Income Fund®	$5,307,350	$17,489,165
American Funds Insurance Series® Asset Allocation Fund	$37,332,053	$64,492,148
American Funds Insurance Series® Washington Mutual Investors FundSM	$15,883,533	$51,276,079
American Funds Insurance Series® The Bond Fund of America®	$45,495,240	$60,436,089
American Funds Insurance Series® Global Growth Fund	$21,701,637	$27,753,196
American Funds Insurance Series® Growth Fund	$94,051,488	$205,703,265
American Funds Insurance Series® Growth-Income Fund	$81,537,072	$155,138,329
American Funds Insurance Series® International Fund	$9,570,420	$38,726,550
American Funds Insurance Series® New World Fund®	$2,750,855	$11,226,000
American Funds Insurance Series® Global Small Capitalization Fund	$4,954,560	$15,217,146
Allspring VT Discovery All Cap Growth Fund+	$141,452	$216,710
Fidelity® VIP Growth Portfolio	$1,312,391	$1,273,766
Fidelity® VIP Contrafund® Portfolio	$2,850,589	$9,260,144
Fidelity® VIP Mid Cap Portfolio	$1,686,362	$4,277,296
Fidelity® VIP Value Strategies Portfolio	$668,126	$1,841,355
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$240,272	$494,729
Fidelity® VIP Strategic Income Portfolio	$67,787	$67,290
Franklin Rising Dividends VIP Fund	$37,520,953	$42,674,684
Franklin Income VIP Fund	$44,329,974	$52,129,759
Franklin Large Cap Growth VIP Fund	$5,024,102	$10,283,388
Franklin Global Real Estate VIP Fund	$109,862	$392,416
Franklin Small-Mid Cap Growth VIP Fund	$2,980,267	$15,823,645
Franklin Small Cap Value VIP Fund	$4,715,193	$7,367,861
Franklin Strategic Income VIP Fund	$12,575,661	$24,767,234
Franklin Mutual Shares VIP Fund	$32,738,469	$47,206,817
Templeton Developing Markets VIP Fund	$2,698,496	$5,065,161
Templeton Foreign VIP Fund	$7,885,684	$26,603,400
Templeton Growth VIP Fund	$4,512,396	$16,629,304
Franklin Mutual Global Discovery VIP Fund	$10,753,367	$21,773,031
Franklin DynaTech VIP Fund	$4,573,184	$5,072,634
Templeton Global Bond VIP Fund	$1,404,031	$3,707,155
Hartford Balanced HLS Fund	$1,197,544	$1,911,526
Hartford Total Return Bond HLS Fund	$26,331,414	$38,145,787
Hartford Capital Appreciation HLS Fund	$7,251,803	$42,602,868
Hartford Dividend and Growth HLS Fund	$22,046,048	$34,597,640
Hartford Disciplined Equity HLS Fund	$3,497,017	$21,260,904
Hartford International Opportunities HLS Fund	$1,145,824	$3,830,879
Hartford MidCap HLS Fund	$411,098	$750,978
Hartford Ultrashort Bond HLS Fund	$11,292,887	$24,985,763
Hartford Small Company HLS Fund	$201,661	$1,200,286
Hartford SmallCap Growth HLS Fund	$203,856	$921,535
Hartford Stock HLS Fund	$620,597	$1,090,800
Lord Abbett Series Fund - Fundamental Equity Portfolio	$695,343	$2,054,941
Lord Abbett Series Fund - Dividend Growth Portfolio	$1,181,187	$1,678,919
Lord Abbett Series Fund - Bond Debenture Portfolio	$2,098,493	$2,678,590
Lord Abbett Series Fund - Growth and Income Portfolio	$411,669	$836,093
MFS® Growth Series	$11,176,259	$22,696,576
MFS® Global Equity Series	$857,297	$2,165,075
MFS® Investors Trust Series	$7,714,707	$12,975,194
MFS® Mid Cap Growth Series	$2,034,865	$6,020,699
MFS® New Discovery Series	$3,115,250	$8,476,404
MFS® Total Return Series	$21,114,901	$36,427,085
MFS® Value Series	$21,452,366	$27,558,073
MFS® Total Return Bond Series	$27,722,971	$45,250,187
MFS® Research Series	$2,094,919	$2,686,805
MFS® High Yield Portfolio	$4,396,476	$8,557,057
BlackRock Managed Volatility V.I. Fund	$31,281,469	$29,231,846
BlackRock Global Allocation V.I. Fund	$65,475	$200,479
BlackRock S&P 500 Index V.I. Fund	$2,265,571	$6,013,498
BlackRock Large Cap Focus Growth V.I. Fund	$94,301	$132,822
BlackRock Equity Dividend V.I. Fund	$734,156	$1,194,954
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	$12,145	$268,698
Morgan Stanley VIF Growth Portfolio	$143,389	$259,786
Morgan Stanley VIF Discovery Portfolio	$1,820,243	$2,567,518
Invesco V.I. American Value Fund	$10,218,437	$8,238,007
BlackRock Capital Appreciation V.I. Fund	$435,313	$2,071,511
Invesco V.I. Discovery Mid Cap Growth Fund	$783,930	$1,897,823
Invesco V.I. Capital Appreciation Fund	$171,067	$404,888
Invesco V.I. Global Fund	$1,504,804	$1,348,079
Invesco V.I. Main Street Fund®	$292,530	$722,191
Invesco V.I. Main Street Small Cap Fund®	$528,656	$1,410,111
Putnam VT Diversified Income Fund	$2,789,635	$3,102,160
Putnam VT Global Asset Allocation Fund	$49,370	$207,919
Putnam VT Large Cap Growth Fund+	$490,092	$1,719,270
Putnam VT International Value Fund	$77,444	$261,752
Putnam VT International Equity Fund	$266,967	$294,319
Putnam VT Core Equity Fund+	$183,108	$69,094
Putnam VT Small Cap Value Fund	$225,971	$235,807
Putnam VT Large Cap Value Fund	$282,890	$364,682
PIMCO VIT All Asset Portfolio	$20,903	$167,443
PIMCO StocksPLUS® Global Portfolio	$373,787	$960,392
PIMCO VIT Global Managed Asset Allocation Portfolio	$5,743	$19,370
PSF PGIM Jennison Focused Blend Portfolio+	$—	$648,722
PSF PGIM Jennison Value Portfolio	$—	$10,100
Invesco V.I. Growth and Income Fund	$2,796,873	$4,217,260
Invesco V.I. Comstock Fund	$228,013	$263,737
Invesco V.I. American Franchise Fund	$3,262,132	$6,411,148
Allspring VT Index Asset Allocation Fund	$8,764	$41,504
Allspring VT International Equity Fund	$70,265	$145,403
Allspring VT Small Cap Growth Fund	$35,364	$203,558
Allspring VT Discovery SMID Cap Growth Fund+	$30,866	$39,199
Allspring VT Opportunity Fund	$68,247	$9,246
MFS® Core Equity Portfolio	$1,856,627	$2,859,346
MFS® Massachusetts Investors Growth Stock Portfolio	$2,744,813	$4,367,233
MFS® Research International Portfolio	$1,485,205	$2,721,643
PSF PGIM Jennison Blend Portfolio+	$638,699	$711

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	17,200	34,939	(17,739)
American Century VP Growth Fund	3,069	11,275	(8,206)
AB VPS Balanced Hedged Allocation Portfolio	7,544	73,748	(66,204)
AB VPS International Value Portfolio	44,816	331,758	(286,942)
AB VPS Discovery Value Portfolio+	19,081	50,683	(31,602)
AB VPS Sustainable International Thematic Portfolio	3,777	7,361	(3,584)
Invesco V.I. Core Equity Fund	82,617	427,280	(344,663)
Invesco V.I. Government Securities Fund	8,990,846	13,629,466	(4,638,620)
Invesco V.I. High Yield Fund	39,703	13,952	25,751
Invesco V.I. EQV International Equity Fund	922,699	3,009,808	(2,087,109)
Invesco V.I. Main Street Mid Cap Fund®	694,077	2,905,048	(2,210,971)
Invesco V.I. Small Cap Equity Fund	66,999	233,740	(166,741)
Invesco V.I. Balanced-Risk Allocation Fund	9,685	47,689	(38,004)
Invesco V.I. Diversified Dividend Fund	40	10	30
Invesco V.I. Government Money Market Fund	4,399,622	6,605,124	(2,205,502)
American Century VP Mid Cap Value Fund	1,297	8,106	(6,809)
AB VPS Relative Value Portfolio+	21,199	46,212	(25,013)
American Funds Insurance Series® Capital World Bond Fund®	236,428	549,136	(312,708)
American Funds Insurance Series® Capital World Growth and Income Fund®	165,935	768,282	(602,347)
American Funds Insurance Series® Asset Allocation Fund	452,376	2,195,319	(1,742,943)
American Funds Insurance Series® Washington Mutual Investors FundSM	2,411,949	14,839,505	(12,427,556)
American Funds Insurance Series® The Bond Fund of America®	2,513,234	4,002,497	(1,489,263)
American Funds Insurance Series® Global Growth Fund	215,132	765,235	(550,103)
American Funds Insurance Series® Growth Fund	705,335	5,022,018	(4,316,683)
American Funds Insurance Series® Growth-Income Fund	610,209	4,152,545	(3,542,336)
American Funds Insurance Series® International Fund	521,175	2,475,602	(1,954,427)
American Funds Insurance Series® New World Fund®	79,224	349,828	(270,604)
American Funds Insurance Series® Global Small Capitalization Fund	182,045	607,566	(425,521)
Allspring VT Discovery All Cap Growth Fund+	2,251	5,965	(3,714)
Fidelity® VIP Growth Portfolio	22,418	28,366	(5,948)
Fidelity® VIP Contrafund® Portfolio	38,410	249,034	(210,624)
Fidelity® VIP Mid Cap Portfolio	35,812	148,461	(112,649)
Fidelity® VIP Value Strategies Portfolio	20,536	70,691	(50,155)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	3,591	12,650	(9,059)
Fidelity® VIP Strategic Income Portfolio	2,696	3,788	(1,092)
Franklin Rising Dividends VIP Fund	158,031	888,808	(730,777)
Franklin Income VIP Fund	360,777	1,968,203	(1,607,426)
Franklin Large Cap Growth VIP Fund	130,114	309,612	(179,498)
Franklin Global Real Estate VIP Fund	3,845	16,963	(13,118)
Franklin Small-Mid Cap Growth VIP Fund	121,297	545,096	(423,799)
Franklin Small Cap Value VIP Fund	116,517	295,662	(179,145)
Franklin Strategic Income VIP Fund	387,132	1,273,192	(886,060)
Franklin Mutual Shares VIP Fund	295,513	1,780,624	(1,485,111)
Templeton Developing Markets VIP Fund	118,128	231,977	(113,849)
Templeton Foreign VIP Fund	372,304	1,917,147	(1,544,843)
Templeton Growth VIP Fund	110,197	892,577	(782,380)
Franklin Mutual Global Discovery VIP Fund	80,421	610,896	(530,475)
Franklin DynaTech VIP Fund	155,198	161,165	(5,967)
Templeton Global Bond VIP Fund	136,441	321,551	(185,110)
Hartford Balanced HLS Fund	27,583	76,943	(49,360)
Hartford Total Return Bond HLS Fund	1,515,040	2,861,595	(1,346,555)
Hartford Capital Appreciation HLS Fund	91,964	1,490,487	(1,398,523)
Hartford Dividend and Growth HLS Fund	131,011	1,008,986	(877,975)
Hartford Disciplined Equity HLS Fund	61,183	543,879	(482,696)
Hartford International Opportunities HLS Fund	67,548	247,339	(179,791)
Hartford MidCap HLS Fund	11,100	67,631	(56,531)
Hartford Ultrashort Bond HLS Fund	7,317,947	18,247,732	(10,929,785)
Hartford Small Company HLS Fund	8,407	42,266	(33,859)
Hartford SmallCap Growth HLS Fund	6,358	25,791	(19,433)
Hartford Stock HLS Fund	11,336	34,174	(22,838)
Lord Abbett Series Fund - Fundamental Equity Portfolio	19,482	72,809	(53,327)
Lord Abbett Series Fund - Dividend Growth Portfolio	16,093	48,224	(32,131)
Lord Abbett Series Fund - Bond Debenture Portfolio	73,428	142,019	(68,591)
Lord Abbett Series Fund - Growth and Income Portfolio	12,692	32,821	(20,129)
MFS® Growth Series	123,063	676,556	(553,493)
MFS® Global Equity Series	9,515	60,157	(50,642)
MFS® Investors Trust Series	96,127	414,672	(318,545)
MFS® Mid Cap Growth Series	88,520	308,766	(220,246)
MFS® New Discovery Series	99,987	221,841	(121,854)
MFS® Total Return Series	272,584	1,333,001	(1,060,417)
MFS® Value Series	272,103	739,181	(467,078)
MFS® Total Return Bond Series	1,485,761	3,148,643	(1,662,882)
MFS® Research Series	33,627	65,973	(32,346)
MFS® High Yield Portfolio	171,823	662,936	(491,113)
BlackRock Managed Volatility V.I. Fund	1,918,820	2,570,025	(651,205)
BlackRock Global Allocation V.I. Fund	830	11,291	(10,461)
BlackRock S&P 500 Index V.I. Fund	83,784	360,122	(276,338)
BlackRock Large Cap Focus Growth V.I. Fund	2,342	3,738	(1,396)
BlackRock Equity Dividend V.I. Fund	17,236	41,710	(24,474)
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	194	25,008	(24,814)
Morgan Stanley VIF Growth Portfolio	6,293	8,655	(2,362)
Morgan Stanley VIF Discovery Portfolio	76,428	92,156	(15,728)
Invesco V.I. American Value Fund	180,862	609,770	(428,908)
BlackRock Capital Appreciation V.I. Fund	7,812	61,466	(53,654)
Invesco V.I. Discovery Mid Cap Growth Fund	66,648	149,882	(83,234)
Invesco V.I. Capital Appreciation Fund	5,687	12,753	(7,066)
Invesco V.I. Global Fund	34,500	53,257	(18,757)
Invesco V.I. Main Street Fund®	3,481	24,390	(20,909)
Invesco V.I. Main Street Small Cap Fund®	15,199	40,682	(25,483)
Putnam VT Diversified Income Fund	128,886	218,467	(89,581)
Putnam VT Global Asset Allocation Fund	977	8,519	(7,542)
Putnam VT Large Cap Growth Fund+	15,594	63,724	(48,130)
Putnam VT International Value Fund	6,329	21,590	(15,261)
Putnam VT International Equity Fund	22,111	22,753	(642)
Putnam VT Core Equity Fund+	2,696	1,191	1,505
Putnam VT Small Cap Value Fund	4,506	9,091	(4,585)
Putnam VT Large Cap Value Fund	3,350	7,259	(3,909)
PIMCO VIT All Asset Portfolio	1,318	11,864	(10,546)
PIMCO StocksPLUS® Global Portfolio	15,891	49,461	(33,570)
PIMCO VIT Global Managed Asset Allocation Portfolio	23	1,258	(1,235)
PSF PGIM Jennison Focused Blend Portfolio+	—	153,589	(153,589)
PSF PGIM Jennison Value Portfolio	—	78	(78)
Invesco V.I. Growth and Income Fund	23,531	153,031	(129,500)
Invesco V.I. Comstock Fund	1,808	6,142	(4,334)
Invesco V.I. American Franchise Fund	88,062	194,719	(106,657)
Allspring VT Index Asset Allocation Fund	414	14,462	(14,048)
Allspring VT International Equity Fund	4,797	10,436	(5,639)
Allspring VT Small Cap Growth Fund	9,367	18,594	(9,227)
Allspring VT Discovery SMID Cap Growth Fund+	803	775	28
Allspring VT Opportunity Fund	1,386	185	1,201
MFS® Core Equity Portfolio	47,478	122,084	(74,606)
MFS® Massachusetts Investors Growth Stock Portfolio	54,342	167,004	(112,662)
MFS® Research International Portfolio	106,658	198,253	(91,595)
PSF PGIM Jennison Blend Portfolio+	58,202	6	58,196

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2022 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	19,785	42,509	(22,724)
American Century VP Growth Fund	11,532	10,571	961
AB VPS Balanced Hedged Allocation Portfolio	16,570	65,357	(48,787)
AB VPS International Value Portfolio	145,462	188,308	(42,846)
AB VPS Small/Mid Cap Value Portfolio	28,600	83,779	(55,179)
AB VPS Sustainable International Thematic Portfolio	7,255	15,809	(8,554)
Invesco V.I. Core Equity Fund	198,325	525,907	(327,582)
Invesco V.I. Government Securities Fund	5,945,970	23,325,375	(17,379,405)
Invesco V.I. High Yield Fund	68,944	6,203	62,741
Invesco V.I. EQV International Equity Fund	1,268,950	3,006,224	(1,737,274)
Invesco V.I. Main Street Mid Cap Fund®	968,118	3,664,779	(2,696,661)
Invesco V.I. Small Cap Equity Fund	139,005	347,674	(208,669)
Invesco V.I. Balanced-Risk Allocation Fund	16,632	65,311	(48,679)
Invesco V.I. Diversified Dividend Fund	4,506	4,588	(82)
Invesco V.I. Government Money Market Fund	11,959,819	7,506,336	4,453,483
American Century VP Mid Cap Value Fund	4,862	4,546	316
AB VPS Growth and Income Portfolio	94,013	31,166	62,847
American Funds Insurance Series® Capital World Bond Fund®	205,223	664,103	(458,880)
American Funds Insurance Series® Capital World Growth and Income Fund®	200,963	937,480	(736,517)
American Funds Insurance Series® Asset Allocation Fund	544,345	2,574,227	(2,029,882)
American Funds Insurance Series® Washington Mutual Investors FundSM	5,971,646	15,662,716	(9,691,070)
American Funds Insurance Series® The Bond Fund of America®	1,069,153	6,404,814	(5,335,661)
American Funds Insurance Series® Global Growth Fund	286,815	824,288	(537,473)
American Funds Insurance Series® Growth Fund	1,653,502	4,692,055	(3,038,553)
American Funds Insurance Series® Growth-Income Fund	874,740	4,604,678	(3,729,938)
American Funds Insurance Series® International Fund	1,529,410	2,404,858	(875,448)
American Funds Insurance Series® New World Fund®	141,072	369,522	(228,450)
American Funds Insurance Series® Global Small Capitalization Fund	420,119	578,345	(158,226)
Allspring VT Omega Growth Fund	1,071	1,283	(212)
Fidelity® VIP Growth Portfolio	14,741	48,644	(33,903)
Fidelity® VIP Contrafund® Portfolio	137,695	196,914	(59,219)
Fidelity® VIP Mid Cap Portfolio	54,390	212,559	(158,169)
Fidelity® VIP Value Strategies Portfolio	89,834	57,747	32,087
Fidelity® VIP Dynamic Capital Appreciation Portfolio	6,040	6,052	(12)
Fidelity® VIP Strategic Income Portfolio	1,879	8,572	(6,693)
Franklin Rising Dividends VIP Fund	270,846	1,128,947	(858,101)
Franklin Income VIP Fund	614,605	2,494,182	(1,879,577)
Franklin Large Cap Growth VIP Fund	251,189	291,306	(40,117)
Franklin Global Real Estate VIP Fund	2,530	8,406	(5,876)
Franklin Small-Mid Cap Growth VIP Fund	307,532	505,070	(197,538)
Franklin Small Cap Value VIP Fund	244,380	454,545	(210,165)
Franklin Strategic Income VIP Fund	343,626	1,793,086	(1,449,460)
Franklin Mutual Shares VIP Fund	352,318	2,034,851	(1,682,533)
Templeton Developing Markets VIP Fund	116,720	222,898	(106,178)
Templeton Foreign VIP Fund	968,003	2,025,237	(1,057,234)
Templeton Growth VIP Fund	250,822	877,715	(626,893)
Franklin Mutual Global Discovery VIP Fund	164,845	733,162	(568,317)
Franklin DynaTech VIP Fund	106,491	281,982	(175,491)
Templeton Global Bond VIP Fund	135,882	509,898	(374,016)
Hartford Balanced HLS Fund	48,921	141,335	(92,414)
Hartford Total Return Bond HLS Fund	1,436,804	4,452,640	(3,015,836)
Hartford Capital Appreciation HLS Fund	473,190	1,314,031	(840,841)
Hartford Dividend and Growth HLS Fund	356,151	1,381,165	(1,025,014)
Hartford Disciplined Equity HLS Fund	128,827	618,045	(489,218)
Hartford International Opportunities HLS Fund	161,360	279,064	(117,704)
Hartford MidCap HLS Fund	47,812	124,459	(76,647)
Hartford Ultrashort Bond HLS Fund	17,229,728	21,718,359	(4,488,631)
Hartford Small Company HLS Fund	38,403	38,343	60
Hartford SmallCap Growth HLS Fund	22,547	39,721	(17,174)
Hartford Stock HLS Fund	52,299	15,748	36,551
Lord Abbett Series Fund - Fundamental Equity Portfolio	38,169	63,283	(25,114)
Lord Abbett Series Fund - Dividend Growth Portfolio	17,046	59,445	(42,399)
Lord Abbett Series Fund - Bond Debenture Portfolio	35,700	238,571	(202,871)
Lord Abbett Series Fund - Growth and Income Portfolio	35,152	46,181	(11,029)
MFS® Growth Series	406,185	518,044	(111,859)
MFS® Global Equity Series	27,215	54,304	(27,089)
MFS® Investors Trust Series	130,392	543,856	(413,464)
MFS® Mid Cap Growth Series	86,219	447,739	(361,520)
MFS® New Discovery Series	250,143	329,487	(79,344)
MFS® Total Return Series	360,353	1,870,859	(1,510,506)
MFS® Value Series	255,656	1,000,729	(745,073)
MFS® Total Return Bond Series	1,206,094	4,997,563	(3,791,469)
MFS® Research Series	39,346	64,608	(25,262)
MFS® High Yield Portfolio	159,036	752,422	(593,386)
BlackRock Managed Volatility V.I. Fund	803,855	4,574,010	(3,770,155)
BlackRock Global Allocation V.I. Fund	741	24,787	(24,046)
BlackRock S&P 500 Index V.I. Fund	280,744	281,014	(270)
BlackRock Large Cap Focus Growth V.I. Fund	869	11,950	(11,081)
BlackRock Equity Dividend V.I. Fund	20,703	51,468	(30,765)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	3,644	5,312	(1,668)
Morgan Stanley VIF Growth Portfolio	11,335	9,873	1,462
Morgan Stanley VIF Discovery Portfolio	113,079	46,045	67,034
Invesco V.I. American Value Fund	659,733	671,935	(12,202)
BlackRock Capital Appreciation V.I. Fund	54,175	22,074	32,101
Invesco V.I. Discovery Mid Cap Growth Fund	177,294	354,966	(177,672)
Invesco V.I. Capital Appreciation Fund	9,474	13,488	(4,014)
Invesco V.I. Global Fund	27,372	44,018	(16,646)
Invesco V.I. Main Street Fund®	8,821	19,250	(10,429)
Invesco V.I. Main Street Small Cap Fund®	11,087	46,825	(35,738)
Putnam VT Diversified Income Fund	116,309	478,941	(362,632)
Putnam VT Global Asset Allocation Fund	2,387	4,892	(2,505)
Putnam VT Growth Opportunities Fund	59,638	48,030	11,608
Putnam VT International Value Fund	34,378	24,714	9,664
Putnam VT International Equity Fund	23,356	9,666	13,690
Putnam VT Multi-Cap Core Fund	2,188	6,641	(4,453)
Putnam VT Small Cap Value Fund	32,681	64,356	(31,675)
Putnam VT Large Cap Value Fund	10,597	4,795	5,802
PIMCO VIT All Asset Portfolio	429	3,355	(2,926)
PIMCO StocksPLUS® Global Portfolio	36,835	39,558	(2,723)
PIMCO VIT Global Managed Asset Allocation Portfolio	194	1,227	(1,033)
PSF PGIM Jennison Focused Blend Portfolio	24	606	(582)
PSF PGIM Jennison Value Portfolio	—	79	(79)
Invesco V.I. Growth and Income Fund	66,401	182,598	(116,197)
Invesco V.I. Comstock Fund	6,258	6,031	227
Invesco V.I. American Franchise Fund	75,122	230,843	(155,721)
Allspring VT Index Asset Allocation Fund	3,004	70,436	(67,432)
Allspring VT International Equity Fund	1,591	3,053	(1,462)
Allspring VT Small Cap Growth Fund	18,839	22,014	(3,175)
Allspring VT Discovery Fund	3,534	7,779	(4,245)
Allspring VT Opportunity Fund	13	2,513	(2,500)
MFS® Core Equity Portfolio	63,786	158,327	(94,541)
MFS® Massachusetts Investors Growth Stock Portfolio	107,157	208,866	(101,709)
MFS® Research International Portfolio	125,590	125,945	(355)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2023. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2023	105,951	$27.627289	to	$31.396943	$3,120,689	0.50%	to	1.50%	2.03%	to	2.10%	7.40%	to	8.47%
2022	123,690	$25.724852	to	$28.944111	$3,383,805	0.50%	to	1.50%	1.94%	to	2.04%	(1.18)%	to	(0.19)%
2021	146,414	$26.033120	to	$28.999366	$4,030,928	0.50%	to	1.50%	1.49%	to	1.56%	22.43%	to	23.66%
2020	205,195	$21.263397	to	$23.450700	$4,609,972	0.50%	to	1.50%	2.18%	to	2.19%	(0.67)%	to	0.33%
2019	217,965	$21.406970	to	$23.374017	$4,906,131	0.50%	to	1.50%	1.86%	to	1.96%	25.03%	to	26.29%
American Century VP Growth Fund
2023	28,121	$39.096461	to	$44.373661	$1,166,463	0.50%	to	1.50%	—%	to	—%	41.00%	to	42.41%
2022	36,327	$27.728046	to	$31.158088	$1,060,136	0.50%	to	1.50%	—%	to	—%	(32.36)%	to	(31.68)%
2021	35,366	$40.994163	to	$45.605985	$1,509,332	0.50%	to	1.50%	—%	to	—%	25.24%	to	26.50%
2020	43,314	$32.731181	to	$36.051511	$1,469,284	0.50%	to	1.50%	0.32%	to	0.55%	32.67%	to	34.00%
2019	67,339	$24.671989	to	$26.904514	$1,721,325	0.50%	to	1.50%	0.22%	to	0.26%	33.32%	to	34.66%
AB VPS Balanced Hedged Allocation Portfolio
2023	392,319	$20.086573	to	$25.475491	$6,799,222	0.50%	to	2.70%	0.91%	to	0.92%	9.66%	to	12.10%
2022	458,523	$18.317304	to	$22.726310	$7,143,224	0.50%	to	2.70%	3.08%	to	3.08%	(21.32)%	to	(19.57)%
2021	507,310	$23.281991	to	$28.256774	$9,917,876	0.50%	to	2.70%	0.26%	to	0.27%	10.35%	to	12.80%
2020	560,480	$21.099126	to	$25.050508	$9,813,189	0.50%	to	2.70%	2.16%	to	2.18%	6.34%	to	8.71%
2019	628,172	$19.840768	to	$23.044027	$10,239,777	0.50%	to	2.70%	2.32%	to	2.33%	15.06%	to	17.61%
AB VPS International Value Portfolio
2023	955,371	$13.322204	to	$16.402809	$7,936,156	0.50%	to	2.75%	0.53%	to	0.70%	11.72%	to	14.26%
2022	1,242,313	$11.924821	to	$14.355854	$9,058,359	0.50%	to	2.75%	4.28%	to	4.34%	(16.13)%	to	(14.22)%
2021	1,285,159	$14.218987	to	$16.736638	$11,010,143	0.50%	to	2.75%	1.62%	to	1.71%	7.85%	to	10.30%
2020	1,569,529	$13.184279	to	$15.173551	$12,268,539	0.50%	to	2.75%	1.19%	to	1.60%	(0.56)%	to	1.70%
2019	1,576,294	$13.258740	to	$14.919716	$12,313,762	0.50%	to	2.75%	0.63%	to	0.85%	13.62%	to	16.21%
AB VPS Discovery Value Portfolio+
2023	189,074	$39.581002	to	$48.210756	$5,862,068	0.30%	to	2.70%	—%	to	0.82%	13.75%	to	16.51%
2022	220,677	$34.795935	to	$41.378256	$5,969,501	0.30%	to	2.70%	0.84%	to	0.91%	(18.06)%	to	(16.07)%
2021	275,856	$42.466171	to	$49.300894	$8,950,625	0.30%	to	2.70%	0.60%	to	0.60%	32.00%	to	35.20%
2020	313,583	$32.172236	to	$35.636456	$7,689,089	0.50%	to	2.70%	0.73%	to	0.74%	0.31%	to	2.54%
2019	346,271	$32.073274	to	$34.753847	$8,423,325	0.50%	to	2.70%	0.31%	to	0.32%	16.71%	to	19.30%
AB VPS Sustainable International Thematic Portfolio
2023	81,267	$11.894500	to	$17.665799	$947,022	0.85%	to	2.70%	—%	to	—%	9.36%	to	11.40%
2022	84,851	$10.676949	to	$16.153403	$892,832	0.85%	to	2.70%	—%	to	—%	(29.73)%	to	(28.42)%
2021	93,405	$14.915629	to	$22.988228	$1,379,823	0.85%	to	2.70%	—%	to	—%	5.13%	to	7.09%
2020	99,130	$13.927695	to	$21.866344	$1,372,050	0.85%	to	2.70%	0.76%	to	1.13%	26.15%	to	28.51%
2019	125,738	$10.838230	to	$17.333346	$1,332,215	0.85%	to	2.70%	0.28%	to	0.29%	23.85%	to	26.15%
Invesco V.I. Core Equity Fund
2023	2,247,280	$29.273943	to	$38.140444	$64,313,601	0.30%	to	2.80%	—%	to	0.71%	19.96%	to	22.72%
2022	2,591,943	$24.403061	to	$31.080033	$61,291,048	0.30%	to	2.80%	—%	to	0.70%	(22.74)%	to	(20.99)%
2021	2,919,525	$31.586991	to	$39.337168	$88,211,968	0.30%	to	2.80%	0.34%	to	0.72%	24.22%	to	27.00%
2020	3,482,739	$25.429266	to	$30.270210	$84,067,239	0.50%	to	2.80%	1.08%	to	1.33%	10.71%	to	13.01%
2019	3,994,880	$22.969659	to	$26.786554	$86,225,319	0.50%	to	2.80%	0.17%	to	0.94%	25.41%	to	28.02%
Invesco V.I. Government Securities Fund
2023	84,170,241	$1.485261	to	$8.635198	$104,333,827	0.85%	to	2.80%	2.02%	to	2.09%	1.73%	to	3.73%
2022	88,808,861	$8.488134	to	$9.132074	$106,847,657	0.50%	to	2.80%	—%	to	1.93%	(12.77)%	to	(8.68)%
2021	106,188,266	$1.609700	to	$9.730853	$144,867,997	0.85%	to	2.80%	2.38%	to	2.39%	(4.97)%	to	(3.09)%
2020	110,267,853	$1.661102	to	$10.239324	$156,247,571	0.85%	to	2.80%	2.48%	to	2.54%	3.34%	to	5.37%
2019	112,063,027	$1.576383	to	$9.908485	$152,304,300	0.85%	to	2.80%	2.53%	to	2.60%	3.14%	to	5.18%
Invesco V.I. High Yield Fund
2023	97,447	$9.826598	to	$10.185231	$921,972	0.50%	to	2.45%	5.28%	to	20.91%	7.51%	to	9.63%
2022	71,696	$9.140217	to	$9.290907	$609,088	0.50%	to	2.45%	—%	to	4.75%	(8.60)%	to	(7.09)%
2021	8,955	$1.956677	to	$13.697106	$67,905	1.35%	to	2.00%	—%	to	—%	2.32%	to	2.98%
2020	3,520	$13.387155	to	$13.853825	$48,298	1.65%	to	2.00%	—%	to	6.03%	1.27%	to	1.63%
2019	1,836	$13.218851	to	$13.631880	$24,791	1.65%	to	2.00%	5.82%	to	5.89%	11.26%	to	11.65%
Invesco V.I. EQV International Equity Fund
2023	13,513,607	$20.915486	to	$24.918263	$61,413,521	0.30%	to	2.80%	—%	to	0.20%	14.89%	to	17.51%
2022	15,600,716	$18.205497	to	$21.204620	$61,865,924	0.30%	to	2.80%	1.48%	to	1.74%	(20.56)%	to	(18.75)%
2021	17,337,990	$22.918186	to	$26.097468	$84,197,584	0.30%	to	2.80%	1.03%	to	1.30%	2.97%	to	5.29%
2020	19,026,679	$22.258091	to	$24.786293	$88,569,542	0.30%	to	2.80%	1.81%	to	2.58%	10.85%	to	13.40%
2019	21,719,116	$20.079731	to	$21.857569	$90,790,929	0.30%	to	2.80%	1.24%	to	1.56%	25.03%	to	27.85%
Invesco V.I. Main Street Mid Cap Fund®
2023	17,635,164	$25.663997	to	$31.912369	$64,623,618	0.50%	to	2.80%	0.04%	to	0.28%	11.31%	to	13.58%
2022	19,846,135	$23.056781	to	$28.097920	$64,655,557	0.50%	to	2.80%	0.07%	to	0.27%	(16.63)%	to	(14.88)%
2021	22,542,796	$27.655875	to	$33.009900	$87,329,262	0.50%	to	2.80%	0.21%	to	0.47%	19.84%	to	22.25%
2020	26,015,090	$23.076506	to	$27.001393	$83,283,176	0.50%	to	2.80%	0.50%	to	0.69%	6.23%	to	8.40%
2019	29,594,363	$21.722629	to	$24.909576	$88,269,067	0.50%	to	2.80%	0.20%	to	0.41%	21.82%	to	24.41%
Invesco V.I. Small Cap Equity Fund
2023	1,223,073	$31.401310	to	$40.601611	$40,494,500	0.30%	to	2.80%	—%	to	—%	13.36%	to	15.91%
2022	1,389,815	$27.700771	to	$35.028997	$40,047,149	0.30%	to	2.80%	—%	to	—%	(22.70)%	to	(20.97)%
2021	1,598,484	$35.837174	to	$44.323102	$58,889,141	0.30%	to	2.80%	—%	to	0.17%	17.08%	to	19.73%
2020	1,857,996	$30.608904	to	$37.017915	$57,826,992	0.30%	to	2.80%	0.02%	to	0.35%	23.73%	to	26.49%
2019	2,203,192	$24.738082	to	$29.265634	$54,897,538	0.30%	to	2.80%	—%	to	—%	23.11%	to	25.94%
Invesco V.I. Balanced-Risk Allocation Fund
2023	317,050	$12.750480	to	$17.332222	$4,695,185	0.30%	to	2.70%	—%	to	—%	3.56%	to	6.08%
2022	355,054	$12.311609	to	$16.338778	$5,033,764	0.30%	to	2.70%	7.15%	to	7.55%	(16.80)%	to	(14.77)%
2021	403,733	$14.796967	to	$18.761536	$6,764,968	0.50%	to	2.70%	2.99%	to	3.02%	6.35%	to	8.72%
2020	429,842	$13.913283	to	$17.257367	$6,714,837	0.50%	to	2.70%	5.85%	to	7.87%	7.06%	to	9.44%
2019	502,491	$12.995732	to	$16.048355	$7,265,234	0.30%	to	2.70%	—%	to	—%	11.82%	to	14.54%
Invesco V.I. Diversified Dividend Fund
2023	5,831	$23.640924	to	$25.364028	$139,434	1.65%	to	2.20%	1.78%	to	1.82%	6.40%	to	6.99%
2022	5,801	$21.445754	to	$23.706700	$130,197	1.65%	to	2.50%	0.32%	to	1.62%	(4.35)%	to	(3.53)%
2021	5,883	$22.420441	to	$24.574246	$137,616	1.65%	to	2.50%	1.19%	to	1.98%	15.67%	to	16.65%
2020	5,919	$19.383503	to	$21.693797	$119,258	1.35%	to	2.50%	—%	to	0.34%	(2.60)%	to	(1.47)%
2019	7,293	$19.901129	to	$22.018320	$151,389	1.35%	to	2.50%	2.11%	to	2.72%	21.69%	to	23.10%
Invesco V.I. Government Money Market Fund
2023	14,219,533	$8.267118	to	$10.406533	$130,230,810	0.50%	to	2.80%	4.46%	to	4.66%	1.97%	to	4.09%
2022	16,425,035	$8.107010	to	$10.303359	$146,316,621	0.30%	to	2.80%	1.27%	to	1.72%	(1.35)%	to	1.15%
2021	11,971,552	$8.217581	to	$10.186019	$107,384,600	0.30%	to	2.80%	—%	to	0.01%	(2.75)%	to	(0.29)%
2020	14,493,188	$8.450353	to	$10.215856	$132,351,183	0.30%	to	2.80%	0.12%	to	0.36%	(2.48)%	to	(0.01)%
2019	10,076,214	$8.664829	to	$10.216489	$93,646,341	0.30%	to	2.80%	1.89%	to	2.01%	(0.92)%	to	1.59%
American Century VP Mid Cap Value Fund
2023	14,511	$27.849936	to	$31.687692	$420,042	0.50%	to	1.50%	1.96%	to	2.16%	4.45%	to	5.50%
2022	21,320	$26.663752	to	$30.036372	$603,870	0.50%	to	1.50%	2.11%	to	2.31%	(2.85)%	to	(1.88)%
2021	21,004	$27.446798	to	$30.610848	$601,017	0.50%	to	1.50%	1.03%	to	1.03%	21.19%	to	22.40%
2020	37,119	$22.648611	to	$25.008360	$888,996	0.50%	to	1.50%	1.67%	to	1.72%	(0.39)%	to	0.61%
2019	38,899	$22.738331	to	$24.857624	$929,799	0.50%	to	1.50%	1.89%	to	1.92%	27.07%	to	28.35%
AB VPS Relative Value Portfolio+
2023	67,547	$13.724072	to	$15.008521	$963,618	0.85%	to	2.70%	1.28%	to	1.29%	8.75%	to	10.78%
2022	92,560	$12.620085	to	$13.548439	$1,209,827	0.85%	to	2.70%	1.10%	to	1.11%	(6.97)%	to	(5.23)%
2021	29,713	$13.564989	to	$14.295871	$415,806	0.85%	to	2.70%	0.62%	to	0.64%	24.43%	to	26.76%
2020	30,882	$10.901294	to	$11.278271	$344,123	0.85%	to	2.70%	1.33%	to	1.34%	(0.26)%	to	1.61%
2019♦	33,330	$10.929310	to	$11.100020	$367,948	0.85%	to	2.70%	1.02%	to	1.21%	9.29%	to	11.00%
American Funds Insurance Series® Capital World Bond Fund®
2023	3,318,325	$9.077227	to	$9.403551	$35,725,826	0.30%	to	2.80%	—%	to	—%	3.21%	to	5.58%
2022	3,631,033	$8.795203	to	$8.906755	$37,433,535	0.30%	to	2.80%	0.21%	to	0.25%	(19.97)%	to	(18.09)%
2021	4,089,913	$10.873729	to	$10.990013	$51,967,425	0.30%	to	2.80%	1.50%	to	1.79%	(7.55)%	to	(5.46)%
2020	4,350,355	$11.501867	to	$11.886905	$59,149,236	0.30%	to	2.80%	0.06%	to	1.21%	6.87%	to	9.29%
2019	4,851,360	$10.473324	to	$11.123236	$61,195,128	0.50%	to	2.80%	1.33%	to	1.57%	4.79%	to	7.00%
American Funds Insurance Series® Capital World Growth and Income Fund®
2023	5,580,926	$15.268362	to	$30.936167	$124,198,910	0.30%	to	2.80%	0.25%	to	2.10%	17.54%	to	20.29%
2022	6,183,273	$12.692995	to	$26.318882	$115,888,609	0.30%	to	2.80%	1.81%	to	1.92%	(19.62)%	to	(17.82)%
2021	6,919,790	$15.444908	to	$32.743126	$159,457,338	0.30%	to	2.80%	1.54%	to	1.61%	11.61%	to	14.12%
2020	7,671,764	$13.533845	to	$29.337784	$157,099,332	0.30%	to	2.80%	1.05%	to	1.19%	5.73%	to	8.22%
2019	8,729,004	$12.505852	to	$27.748187	$167,704,947	0.30%	to	2.80%	1.82%	to	1.87%	27.52%	to	30.34%
American Funds Insurance Series® Asset Allocation Fund
2023	15,302,417	$15.018665	to	$27.597288	$448,575,739	0.30%	to	2.80%	0.45%	to	3.12%	11.12%	to	13.68%
2022	17,045,360	$13.211042	to	$24.836676	$443,886,142	0.30%	to	2.80%	1.27%	to	1.90%	(15.80)%	to	(13.92)%
2021	19,075,242	$15.347624	to	$29.496576	$581,841,613	0.30%	to	2.80%	1.43%	to	1.44%	11.92%	to	14.50%
2020	20,523,089	$13.404283	to	$26.354191	$555,981,970	0.30%	to	2.80%	1.49%	to	1.50%	9.35%	to	11.82%
2019	23,156,079	$11.928983	to	$24.100232	$566,177,064	0.50%	to	2.80%	1.18%	to	1.84%	17.88%	to	20.32%
American Funds Insurance Series® Washington Mutual Investors FundSM
2023	91,518,710	$17.475030	to	$37.761801	$316,600,884	0.30%	to	2.80%	0.42%	to	2.83%	14.05%	to	16.62%
2022	103,946,266	$14.984343	to	$33.109906	$311,409,022	0.30%	to	2.80%	1.83%	to	2.28%	(10.98)%	to	(8.96)%
2021	113,637,336	$16.459154	to	$37.195024	$377,433,100	0.30%	to	2.80%	1.44%	to	1.66%	24.25%	to	27.13%
2020	127,537,810	$12.946697	to	$29.934644	$336,670,338	0.30%	to	2.80%	1.79%	to	1.99%	5.68%	to	8.15%
2019	144,266,897	$11.971410	to	$28.325310	$355,231,097	0.30%	to	2.80%	—%	to	2.07%	18.03%	to	20.67%
American Funds Insurance Series® The Bond Fund of America®
2023	27,747,058	$10.590708	to	$10.953037	$397,322,540	0.30%	to	2.80%	3.95%	to	4.56%	2.12%	to	4.41%
2022	29,236,321	$10.143414	to	$10.725800	$406,701,299	0.30%	to	2.80%	1.98%	to	2.83%	(15.00)%	to	(13.01)%
2021	34,571,982	$11.660473	to	$12.618054	$556,442,946	0.30%	to	2.80%	—%	to	1.30%	(3.06)%	to	(0.88)%
2020	35,559,846	$11.764578	to	$13.016424	$584,861,828	0.30%	to	2.80%	1.75%	to	2.02%	6.71%	to	9.05%
2019	37,063,700	$10.788013	to	$12.198508	$565,041,589	0.30%	to	2.80%	1.75%	to	2.57%	6.34%	to	8.75%
American Funds Insurance Series® Global Growth Fund
2023	4,763,545	$17.627257	to	$39.904446	$180,050,452	0.50%	to	2.80%	0.69%	to	1.44%	19.22%	to	21.68%
2022	5,313,648	$14.486127	to	$33.471202	$165,817,725	0.50%	to	2.80%	0.44%	to	0.61%	(26.82)%	to	(25.29)%
2021	5,851,121	$19.390920	to	$45.738710	$246,903,435	0.50%	to	2.80%	0.22%	to	0.33%	13.21%	to	15.56%
2020	6,519,515	$16.780459	to	$40.402880	$240,606,671	0.50%	to	2.80%	0.15%	to	0.35%	26.86%	to	29.52%
2019	7,429,510	$13.019155	to	$31.847295	$215,164,656	0.30%	to	2.80%	0.10%	to	0.98%	31.54%	to	34.47%
American Funds Insurance Series® Growth Fund
2023	28,740,109	$24.367619	to	$63.016490	$1,318,101,671	0.30%	to	2.80%	0.17%	to	0.42%	34.66%	to	37.72%
2022	33,056,792	$17.693114	to	$46.795835	$1,107,355,566	0.30%	to	2.80%	0.10%	to	0.32%	(31.88)%	to	(30.32)%
2021	36,095,345	$25.393402	to	$68.691717	$1,767,325,407	0.30%	to	2.80%	0.06%	to	0.22%	18.62%	to	21.32%
2020	42,048,873	$20.931017	to	$57.907788	$1,708,113,864	0.30%	to	2.80%	0.20%	to	0.31%	47.89%	to	51.26%
2019	51,000,801	$13.837838	to	$39.157035	$1,371,182,846	0.30%	to	2.80%	0.57%	to	0.71%	27.16%	to	30.05%
American Funds Insurance Series® Growth-Income Fund
2023	26,615,521	$19.269834	to	$42.784091	$1,046,982,859	0.30%	to	2.80%	1.59%	to	1.70%	22.66%	to	25.45%
2022	30,157,857	$15.360794	to	$34.880928	$955,722,857	0.30%	to	2.80%	1.09%	to	1.26%	(18.80)%	to	(16.96)%
2021	33,887,795	$18.497110	to	$42.957770	$1,307,981,973	0.30%	to	2.80%	0.14%	to	1.15%	20.67%	to	23.43%
2020	38,775,765	$14.986062	to	$35.599175	$1,225,140,084	0.30%	to	2.80%	1.42%	to	2.11%	10.41%	to	12.91%
2019	43,821,658	$13.272731	to	$32.242598	$1,243,617,158	0.30%	to	2.80%	0.54%	to	1.58%	22.65%	to	25.48%
American Funds Insurance Series® International Fund
2023	13,837,207	$11.402911	to	$18.708441	$219,320,289	0.30%	to	2.80%	0.98%	to	2.10%	12.65%	to	15.21%
2022	15,791,634	$9.897380	to	$16.608215	$218,771,712	0.30%	to	2.80%	1.56%	to	1.74%	(22.98)%	to	(21.26)%
2021	16,667,082	$12.569372	to	$21.562722	$298,320,183	0.30%	to	2.80%	1.43%	to	2.37%	(4.22)%	to	(2.01)%
2020	18,518,892	$12.826795	to	$22.511944	$341,719,054	0.30%	to	2.80%	0.52%	to	0.65%	10.83%	to	13.32%
2019	20,391,196	$11.319229	to	$20.312988	$337,219,110	0.30%	to	2.80%	1.08%	to	1.26%	19.49%	to	22.30%
American Funds Insurance Series® New World Fund®
2023	2,316,415	$13.692502	to	$21.697360	$68,245,180	0.30%	to	2.80%	1.51%	to	2.41%	12.79%	to	15.32%
2022	2,587,019	$11.873212	to	$19.236322	$67,542,028	0.30%	to	2.80%	—%	to	1.23%	(24.25)%	to	(22.49)%
2021	2,815,469	$15.317447	to	$25.394896	$96,600,244	0.30%	to	2.80%	0.71%	to	0.82%	2.02%	to	4.32%
2020	3,136,390	$14.683658	to	$24.891107	$104,708,014	0.30%	to	2.80%	—%	to	0.07%	20.17%	to	22.92%
2019	3,634,115	$11.945320	to	$20.713392	$100,053,342	0.30%	to	2.80%	—%	to	0.88%	25.58%	to	28.43%
American Funds Insurance Series® Global Small Capitalization Fund
2023	3,685,223	$14.051364	to	$29.530921	$93,334,203	0.30%	to	2.80%	0.02%	to	0.37%	12.97%	to	15.44%
2022	4,110,745	$12.172109	to	$26.141567	$91,171,767	0.30%	to	2.80%	—%	to	—%	(31.50)%	to	(29.90)%
2021	4,268,971	$17.363886	to	$38.165054	$138,792,172	0.30%	to	2.80%	—%	to	—%	3.79%	to	6.11%
2020	4,815,037	$16.364324	to	$36.771169	$148,707,367	0.30%	to	2.80%	0.09%	to	0.19%	26.14%	to	29.00%
2019	5,655,203	$12.685349	to	$29.150643	$136,661,707	0.30%	to	2.80%	—%	to	0.16%	27.89%	to	30.85%
Allspring VT Discovery All Cap Growth Fund+
2023	16,162	$38.859190	to	$45.358884	$666,589	1.35%	to	2.50%	—%	to	—%	29.88%	to	31.38%
2022	19,876	$29.918255	to	$34.523711	$626,527	1.35%	to	2.50%	—%	to	—%	(38.75)%	to	(38.04)%
2021	20,088	$48.849268	to	$55.722666	$1,027,547	1.35%	to	2.50%	—%	to	—%	12.14%	to	13.43%
2020	24,778	$43.562889	to	$49.124812	$1,127,457	1.35%	to	2.50%	—%	to	—%	39.65%	to	41.27%
2019	25,237	$31.193708	to	$34.774531	$821,976	1.35%	to	2.50%	—%	to	—%	33.67%	to	35.21%
Fidelity® VIP Growth Portfolio
2023	214,901	$50.273389	to	$64.209266	$9,780,334	0.75%	to	2.70%	—%	to	—%	32.27%	to	34.87%
2022	220,849	$37.274265	to	$48.542991	$7,547,715	0.75%	to	2.70%	0.34%	to	0.37%	(26.66)%	to	(25.21)%
2021	254,752	$49.837358	to	$65.752765	$11,868,971	0.75%	to	2.75%	—%	to	—%	19.57%	to	21.99%
2020	271,621	$40.855311	to	$54.990687	$10,415,540	0.75%	to	2.75%	—%	to	0.04%	39.66%	to	42.48%
2019	308,581	$28.337613	to	$39.375002	$8,323,589	0.85%	to	2.75%	0.05%	to	0.06%	30.34%	to	32.84%
Fidelity® VIP Contrafund® Portfolio
2023	1,116,970	$46.304525	to	$60.370063	$43,377,367	0.30%	to	2.75%	0.25%	to	0.26%	29.51%	to	32.72%
2022	1,327,594	$35.753764	to	$45.487569	$39,518,304	0.30%	to	2.75%	—%	to	0.26%	(28.49)%	to	(26.71)%
2021	1,386,813	$49.995060	to	$62.063797	$56,512,221	0.30%	to	2.75%	0.02%	to	0.03%	24.05%	to	27.13%
2020	1,635,634	$40.301088	to	$48.819647	$53,215,335	0.30%	to	2.75%	—%	to	0.08%	26.70%	to	29.84%
2019	2,008,837	$31.807540	to	$37.598764	$51,135,456	0.30%	to	2.75%	—%	to	0.22%	27.71%	to	30.88%
Fidelity® VIP Mid Cap Portfolio
2023	859,209	$36.887000	to	$44.452299	$25,035,786	0.30%	to	2.75%	0.39%	to	0.57%	11.69%	to	14.46%
2022	971,858	$33.026498	to	$38.837167	$24,979,264	0.30%	to	2.75%	0.13%	to	0.27%	(17.28)%	to	(15.22)%
2021	1,130,027	$39.924194	to	$45.810411	$34,507,910	0.30%	to	2.75%	0.34%	to	0.41%	21.91%	to	24.93%
2020	1,412,659	$32.749253	to	$36.668590	$34,907,728	0.30%	to	2.75%	0.38%	to	0.40%	14.67%	to	17.51%
2019	1,657,431	$28.559485	to	$31.203547	$35,292,931	0.30%	to	2.75%	0.69%	to	0.70%	19.83%	to	22.80%
Fidelity® VIP Value Strategies Portfolio
2023	73,831	$33.729737	to	$53.492552	$2,424,309	0.85%	to	2.40%	0.91%	to	1.16%	17.75%	to	19.59%
2022	123,986	$28.205318	to	$45.429736	$3,285,318	0.85%	to	2.40%	0.90%	to	0.94%	(9.55)%	to	(8.13)%
2021	91,899	$30.702538	to	$50.225344	$2,679,995	0.85%	to	2.40%	1.20%	to	1.24%	30.18%	to	32.21%
2020	58,531	$23.221930	to	$38.580890	$1,377,854	0.85%	to	2.40%	0.98%	to	1.10%	5.46%	to	7.11%
2019	63,955	$21.681228	to	$36.584116	$1,393,186	0.85%	to	2.40%	1.37%	to	1.43%	30.92%	to	32.96%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2023	49,690	$43.762935	to	$54.439766	$2,030,744	0.85%	to	2.70%	0.12%	to	0.20%	25.30%	to	27.63%
2022	58,749	$34.287624	to	$43.448354	$1,896,518	0.85%	to	2.70%	0.10%	to	0.17%	(23.16)%	to	(21.72)%
2021	58,761	$43.800871	to	$56.541411	$2,432,760	0.85%	to	2.70%	0.12%	to	0.14%	20.96%	to	23.22%
2020	60,999	$35.547216	to	$46.743316	$2,064,700	0.85%	to	2.70%	0.04%	to	0.05%	29.79%	to	32.21%
2019	78,281	$26.886246	to	$36.014225	$2,049,350	0.85%	to	2.70%	0.16%	to	0.38%	26.36%	to	28.72%
Fidelity® VIP Strategic Income Portfolio
2023	32,761	$12.854620	to	$18.441318	$525,385	0.30%	to	1.50%	4.36%	to	5.62%	7.55%	to	8.85%
2022	33,853	$11.952020	to	$16.941938	$502,028	0.30%	to	1.50%	3.33%	to	3.41%	(12.84)%	to	(11.78)%
2021	40,546	$13.712324	to	$19.205083	$702,306	0.30%	to	1.50%	2.45%	to	2.45%	1.99%	to	3.22%
2020	48,941	$13.444665	to	$18.182550	$833,489	0.50%	to	1.50%	2.82%	to	3.17%	5.56%	to	6.63%
2019	64,987	$12.735981	to	$17.414673	$1,055,729	0.30%	to	1.50%	(0.01)%	to	0.71%	9.01%	to	10.32%
Franklin Rising Dividends VIP Fund
2023	5,932,113	$39.440656	to	$54.890607	$274,260,050	0.30%	to	2.80%	0.83%	to	0.91%	8.98%	to	11.65%
2022	6,662,890	$36.190149	to	$49.163228	$279,675,277	0.30%	to	2.80%	0.80%	to	0.92%	(13.04)%	to	(10.95)%
2021	7,520,991	$41.618059	to	$55.206263	$359,847,575	0.30%	to	2.80%	—%	to	0.90%	23.29%	to	26.25%
2020	8,729,463	$33.756131	to	$43.727995	$335,263,191	0.30%	to	2.80%	—%	to	1.33%	12.77%	to	15.50%
2019	10,150,461	$29.934183	to	$37.859431	$341,912,010	0.30%	to	2.80%	1.14%	to	1.25%	25.66%	to	28.77%
Franklin Income VIP Fund
2023	12,540,946	$22.989693	to	$27.354992	$323,717,070	0.30%	to	2.80%	4.79%	to	4.89%	5.62%	to	8.22%
2022	14,148,372	$21.765659	to	$25.276796	$341,889,213	0.30%	to	2.80%	4.44%	to	4.83%	(8.09)%	to	(5.88)%
2021	16,027,949	$23.680426	to	$26.191692	$415,762,557	0.50%	to	2.80%	4.39%	to	4.58%	13.53%	to	16.01%
2020	18,456,475	$20.857865	to	$22.578017	$416,687,217	0.50%	to	2.80%	5.51%	to	5.84%	(2.09)%	to	0.08%
2019	21,159,503	$21.302460	to	$22.560764	$483,728,461	0.50%	to	2.80%	5.42%	to	6.06%	12.85%	to	15.47%
Franklin Large Cap Growth VIP Fund
2023	1,249,514	$40.466625	to	$44.490320	$45,082,189	0.85%	to	2.80%	—%	to	—%	36.57%	to	39.25%
2022	1,429,012	$29.630980	to	$31.949102	$37,400,202	0.85%	to	2.80%	—%	to	—%	(38.29)%	to	(37.07)%
2021	1,469,129	$48.018817	to	$50.772968	$61,688,365	0.85%	to	2.80%	—%	to	—%	12.09%	to	14.30%
2020	1,718,447	$42.838646	to	$44.420936	$63,707,734	0.85%	to	2.80%	—%	to	—%	40.64%	to	43.41%
2019	2,109,124	$30.459066	to	$30.974741	$55,208,343	0.85%	to	2.80%	—%	to	—%	30.86%	to	33.44%
Franklin Global Real Estate VIP Fund
2023	78,015	$18.566277	to	$33.568484	$1,921,799	0.95%	to	2.55%	2.85%	to	3.04%	8.63%	to	10.38%
2022	91,133	$17.091875	to	$30.412284	$2,060,414	0.95%	to	2.55%	2.39%	to	2.41%	(27.93)%	to	(26.76)%
2021	97,009	$23.714385	to	$41.524470	$3,009,173	0.95%	to	2.55%	0.87%	to	0.87%	23.60%	to	25.59%
2020	125,482	$19.186362	to	$33.062977	$3,130,683	0.95%	to	2.55%	3.24%	to	3.45%	(7.77)%	to	(6.28)%
2019	142,301	$20.391204	to	$35.279198	$3,807,359	0.95%	to	2.65%	—%	to	2.63%	19.17%	to	21.22%
Franklin Small-Mid Cap Growth VIP Fund
2023	3,318,150	$41.607501	to	$50.482275	$97,088,228	0.50%	to	2.80%	—%	to	—%	23.24%	to	26.07%
2022	3,741,949	$33.761207	to	$40.042792	$88,040,920	0.50%	to	2.80%	—%	to	—%	(35.53)%	to	(34.09)%
2021	3,939,487	$52.364348	to	$62.295841	$142,328,557	0.30%	to	2.80%	—%	to	—%	6.97%	to	9.53%
2020	4,529,499	$48.950188	to	$56.876734	$152,574,617	0.30%	to	2.80%	—%	to	—%	50.81%	to	54.54%
2019	5,493,379	$32.457390	to	$36.803193	$121,802,759	0.30%	to	2.80%	—%	to	—%	27.81%	to	30.87%
Franklin Small Cap Value VIP Fund
2023	1,371,130	$35.719406	to	$46.016037	$34,451,558	0.30%	to	2.75%	0.07%	to	0.50%	9.69%	to	12.34%
2022	1,550,275	$32.336134	to	$40.962778	$35,096,705	0.30%	to	2.80%	—%	to	1.07%	(12.55)%	to	(10.38)%
2021	1,760,440	$36.977000	to	$45.706594	$45,134,575	0.30%	to	2.80%	1.00%	to	1.18%	21.91%	to	24.80%
2020	2,030,425	$30.516310	to	$36.624803	$42,493,966	0.30%	to	2.75%	1.05%	to	1.25%	2.34%	to	4.82%
2019	2,268,542	$29.819901	to	$34.942097	$45,900,609	0.30%	to	2.75%	0.76%	to	1.01%	22.92%	to	25.85%
Franklin Strategic Income VIP Fund
2023	7,113,936	$14.215760	to	$16.633371	$132,302,773	0.30%	to	2.80%	4.19%	to	4.31%	5.38%	to	7.66%
2022	7,999,996	$13.490446	to	$15.449399	$140,107,382	0.30%	to	2.80%	4.12%	to	4.50%	(12.93)%	to	(11.11)%
2021	9,449,456	$15.493879	to	$17.380494	$188,194,465	0.30%	to	2.80%	3.15%	to	3.50%	(0.54)%	to	1.75%
2020	9,831,510	$15.578112	to	$17.081450	$195,538,996	0.30%	to	2.80%	4.47%	to	5.04%	0.89%	to	3.04%
2019	10,906,278	$15.440780	to	$16.578242	$213,860,882	0.30%	to	2.80%	5.04%	to	5.51%	5.41%	to	7.61%
Franklin Mutual Shares VIP Fund
2023	9,680,040	$23.384954	to	$31.057914	$258,755,643	0.30%	to	2.80%	0.99%	to	1.89%	10.33%	to	12.97%
2022	11,165,152	$21.195092	to	$27.491722	$267,273,009	0.30%	to	2.80%	1.73%	to	1.84%	(9.99)%	to	(7.75)%
2021	12,847,685	$23.547457	to	$29.800088	$337,321,667	0.30%	to	2.80%	2.87%	to	3.35%	15.88%	to	18.71%
2020	15,239,936	$20.320731	to	$25.104208	$339,985,377	0.30%	to	2.80%	2.82%	to	2.86%	(7.67)%	to	(5.45)%
2019	16,452,736	$22.008085	to	$26.552413	$394,139,465	0.30%	to	2.80%	1.76%	to	1.85%	19.19%	to	22.07%
Templeton Developing Markets VIP Fund
2023	1,071,029	$10.814368	to	$17.082273	$22,888,543	0.75%	to	2.80%	1.59%	to	1.93%	9.66%	to	11.70%
2022	1,184,878	$9.681912	to	$15.577570	$22,995,704	0.75%	to	2.80%	2.42%	to	2.91%	(23.87)%	to	(22.59)%
2021	1,291,056	$12.506718	to	$20.461234	$32,349,327	0.75%	to	2.80%	0.89%	to	1.06%	(8.12)%	to	(6.60)%
2020	1,416,425	$13.390894	to	$22.269389	$38,175,667	0.75%	to	2.80%	4.06%	to	4.38%	14.15%	to	16.17%
2019	1,708,196	$11.526961	to	$19.509720	$40,186,810	0.75%	to	2.80%	0.85%	to	1.21%	23.41%	to	25.54%
Templeton Foreign VIP Fund
2023	7,271,296	$15.412708	to	$18.953515	$105,397,536	0.30%	to	2.80%	2.29%	to	3.20%	17.42%	to	20.33%
2022	8,816,139	$13.125711	to	$15.751712	$107,533,553	0.30%	to	2.80%	2.84%	to	3.03%	(10.16)%	to	(8.02)%
2021	9,873,373	$14.610145	to	$17.126068	$132,542,957	0.30%	to	2.80%	1.44%	to	1.86%	1.28%	to	3.79%
2020	11,005,281	$14.425058	to	$16.500981	$144,275,159	0.30%	to	2.80%	2.51%	to	3.15%	(3.89)%	to	(1.63)%
2019	10,962,095	$15.008576	to	$16.775065	$147,918,407	0.30%	to	2.80%	1.34%	to	1.72%	9.42%	to	12.16%
Templeton Growth VIP Fund
2023	4,572,557	$19.909685	to	$24.781247	$86,557,729	0.50%	to	2.80%	3.20%	to	3.27%	17.67%	to	20.19%
2022	5,354,938	$16.919938	to	$20.618744	$85,085,066	0.50%	to	2.80%	0.10%	to	0.16%	(13.95)%	to	(12.06)%
2021	5,981,831	$19.662894	to	$24.039915	$109,171,197	0.30%	to	2.80%	—%	to	1.11%	1.98%	to	4.53%
2020	6,742,880	$19.281926	to	$22.474536	$119,117,131	0.50%	to	2.80%	2.79%	to	3.10%	2.88%	to	5.13%
2019	7,943,769	$18.742523	to	$21.378475	$134,621,942	0.50%	to	2.80%	2.71%	to	2.77%	11.98%	to	14.39%
Franklin Mutual Global Discovery VIP Fund
2023	3,097,878	$23.086033	to	$29.249752	$113,493,886	0.50%	to	2.80%	1.39%	to	2.16%	16.99%	to	19.53%
2022	3,628,353	$19.733351	to	$25.139786	$112,314,177	0.30%	to	2.80%	—%	to	1.44%	(7.38)%	to	(5.14)%
2021	4,196,670	$21.306071	to	$26.501293	$137,309,646	0.30%	to	2.80%	—%	to	2.66%	15.84%	to	18.62%
2020	4,945,128	$18.392654	to	$22.340643	$137,702,973	0.30%	to	2.80%	1.37%	to	2.14%	(7.10)%	to	(4.83)%
2019	5,469,708	$19.798818	to	$22.985609	$162,335,851	0.50%	to	2.80%	1.35%	to	1.62%	20.93%	to	23.66%
Franklin DynaTech VIP Fund
2023	667,031	$39.373498	to	$51.778129	$23,240,285	0.30%	to	2.75%	—%	to	—%	39.88%	to	43.58%
2022	672,998	$27.950733	to	$36.061003	$16,580,855	0.30%	to	2.80%	—%	to	—%	(41.62)%	to	(40.38)%
2021	848,489	$47.876154	to	$60.486497	$35,166,883	0.30%	to	2.80%	—%	to	—%	12.94%	to	15.74%
2020	930,870	$42.391561	to	$52.261385	$33,881,906	0.30%	to	2.80%	—%	to	—%	40.89%	to	44.28%
2019	1,054,205	$30.256268	to	$36.223168	$27,111,373	0.30%	to	2.75%	—%	to	—%	27.61%	to	30.63%
Templeton Global Bond VIP Fund
2023	1,737,606	$10.231874	to	$12.939738	$19,716,568	0.30%	to	2.75%	—%	to	—%	0.03%	to	2.51%
2022	1,922,716	$10.228894	to	$12.622777	$21,489,106	0.30%	to	2.75%	—%	to	—%	(7.70)%	to	(5.41)%
2021	2,296,732	$11.082463	to	$13.344830	$27,458,837	0.30%	to	2.75%	—%	to	—%	(7.59)%	to	(5.30)%
2020	2,305,775	$11.992471	to	$14.090979	$29,449,163	0.30%	to	2.75%	7.37%	to	7.94%	(7.92)%	to	(5.63)%
2019	2,409,606	$13.023897	to	$14.932338	$32,981,409	0.30%	to	2.75%	3.87%	to	6.83%	(0.91)%	to	1.55%
Hartford Balanced HLS Fund
2023	534,841	$27.255559	to	$28.826413	$13,072,819	0.75%	to	2.75%	1.92%	to	1.94%	11.67%	to	13.92%
2022	584,201	$23.925068	to	$25.814964	$12,627,264	0.75%	to	2.75%	1.83%	to	1.84%	(15.78)%	to	(14.07)%
2021	676,615	$27.843308	to	$30.650377	$17,324,278	0.75%	to	2.75%	1.03%	to	1.04%	16.40%	to	18.75%
2020	709,408	$23.446984	to	$26.332005	$15,342,572	0.75%	to	2.75%	1.74%	to	1.75%	8.59%	to	10.78%
2019	760,872	$21.164966	to	$24.249355	$15,115,177	0.75%	to	2.75%	—%	to	1.97%	19.47%	to	21.88%

Hartford Total Return Bond HLS Fund
2023	18,773,968	$11.983686	to	$15.793281	$243,438,374	0.30%	to	2.75%	3.75%	to	4.08%	4.07%	to	6.65%
2022	20,120,523	$11.515356	to	$14.808691	$247,303,736	0.30%	to	2.75%	2.93%	to	2.94%	(16.54)%	to	(14.47)%
2021	23,136,359	$13.797838	to	$17.313982	$335,977,863	0.30%	to	2.75%	2.33%	to	2.37%	(3.63)%	to	(1.24)%
2020	23,292,596	$14.318003	to	$17.531791	$346,178,605	0.30%	to	2.75%	3.11%	to	3.62%	6.07%	to	8.70%
2019	23,918,067	$13.498558	to	$16.128537	$331,007,722	0.30%	to	2.75%	3.81%	to	3.96%	7.65%	to	10.32%
Hartford Capital Appreciation HLS Fund
2023	7,245,933	$41.493793	to	$49.781444	$216,803,527	0.30%	to	2.75%	0.85%	to	0.99%	16.75%	to	19.64%
2022	8,644,456	$35.541711	to	$41.609267	$218,200,980	0.30%	to	2.75%	0.94%	to	0.95%	(17.60)%	to	(15.55)%
2021	9,485,297	$43.132622	to	$49.272253	$286,383,478	0.30%	to	2.75%	0.47%	to	0.47%	11.65%	to	14.42%
2020	11,076,126	$38.632384	to	$43.063520	$295,109,924	0.30%	to	2.75%	0.97%	to	1.07%	18.61%	to	21.55%
2019	13,511,833	$32.571271	to	$35.428709	$299,528,244	0.30%	to	2.75%	1.16%	to	1.22%	27.72%	to	30.89%
Hartford Dividend and Growth HLS Fund
2023	5,189,201	$40.097346	to	$54.623864	$182,645,265	0.30%	to	2.75%	0.70%	to	1.32%	11.08%	to	13.83%
2022	6,067,176	$36.097745	to	$47.985573	$189,599,214	0.30%	to	2.75%	1.64%	to	1.90%	(11.41)%	to	(9.21)%
2021	7,092,190	$40.745500	to	$52.851697	$246,553,116	0.30%	to	2.75%	1.21%	to	1.80%	28.42%	to	31.60%
2020	8,886,092	$31.728677	to	$40.160573	$236,980,571	0.30%	to	2.75%	1.96%	to	1.98%	4.85%	to	7.45%
2019	9,426,039	$30.262417	to	$37.377415	$236,220,737	0.30%	to	2.75%	1.62%	to	1.94%	25.12%	to	28.22%
Hartford Disciplined Equity HLS Fund
2023	2,590,475	$48.926746	to	$64.779430	$105,605,896	0.30%	to	2.75%	0.82%	to	0.84%	17.96%	to	20.88%
2022	3,073,171	$41.477921	to	$53.589029	$104,562,541	0.30%	to	2.75%	1.01%	to	1.02%	(21.16)%	to	(19.20)%
2021	3,562,389	$52.609743	to	$66.323768	$151,522,137	0.30%	to	2.75%	0.48%	to	0.55%	22.11%	to	25.14%
2020	4,434,271	$43.082464	to	$52.999310	$152,409,114	0.30%	to	2.75%	0.46%	to	0.61%	14.84%	to	17.69%
2019	2,031,399	$37.515305	to	$45.033974	$59,400,217	0.30%	to	2.75%	0.87%	to	0.90%	30.48%	to	33.72%
Hartford International Opportunities HLS Fund
2023	1,137,932	$20.595291	to	$25.083917	$17,614,694	0.50%	to	2.75%	1.17%	to	1.20%	8.69%	to	11.16%
2022	1,317,723	$18.949431	to	$22.565920	$18,478,991	0.50%	to	2.75%	1.67%	to	1.68%	(20.37)%	to	(18.55)%

2021	1,435,427	$23.796615	to	$27.706532	$24,788,920	0.50%	to	2.75%	0.95%	to	0.97%	4.89%	to	7.28%
2020	1,595,382	$22.686433	to	$25.826368	$25,943,090	0.50%	to	2.75%	1.54%	to	1.92%	17.18%	to	19.85%
2019	1,893,376	$19.359982	to	$21.549247	$25,954,962	0.50%	to	2.75%	1.83%	to	1.86%	23.00%	to	25.80%
Hartford MidCap HLS Fund
2023	401,616	$10.492087	to	$11.227349	$4,375,963	0.75%	to	2.75%	0.03%	to	0.04%	11.76%	to	14.02%
2022	458,148	$9.388131	to	$9.847167	$4,419,054	0.75%	to	2.75%	0.89%	to	0.90%	(26.36)%	to	(24.87)%
2021	534,795	$12.748560	to	$13.106566	$6,923,351	0.75%	to	2.75%	—%	to	—%	6.93%	to	9.09%
2020♦	516,206	$11.922760	to	$12.014847	$6,182,088	0.75%	to	2.75%	0.05%	to	0.05%	19.23%	to	20.15%
Hartford Ultrashort Bond HLS Fund
2023	75,841,455	$7.444818	to	$10.869772	$97,828,971	0.30%	to	2.80%	0.87%	to	1.30%	2.28%	to	4.87%
2022	86,771,240	$7.278883	to	$10.365150	$107,694,130	0.30%	to	2.80%	0.23%	to	0.24%	(2.93)%	to	(0.47)%
2021	91,259,871	$7.498523	to	$10.247895	$117,737,726	0.30%	to	2.80%	0.64%	to	0.72%	(2.94)%	to	(0.76)%
2020	98,403,523	$7.725870	to	$10.326324	$133,152,337	0.30%	to	2.80%	2.00%	to	2.75%	(1.36)%	to	0.97%
2019	98,205,746	$7.832605	to	$10.227567	$115,074,616	0.30%	to	2.80%	1.67%	to	1.85%	(0.03)%	to	2.24%
Hartford Small Company HLS Fund
2023	160,684	$38.220782	to	$48.456398	$4,856,335	0.50%	to	2.70%	—%	to	—%	13.63%	to	16.16%
2022	194,543	$33.635572	to	$41.715769	$5,096,352	0.50%	to	2.70%	—%	to	—%	(32.78)%	to	(31.28)%
2021	194,483	$50.038304	to	$62.241896	$7,522,635	0.30%	to	2.70%	—%	to	—%	(1.15)%	to	1.26%
2020	212,058	$50.618292	to	$61.469444	$8,299,316	0.30%	to	2.70%	—%	to	—%	51.38%	to	55.05%
2019	305,316	$33.437917	to	$39.644606	$7,933,115	0.30%	to	2.70%	—%	to	—%	33.35%	to	36.59%
Hartford SmallCap Growth HLS Fund
2023	122,322	$38.945037	to	$45.258547	$4,384,222	0.85%	to	2.70%	—%	to	—%	15.27%	to	17.42%
2022	141,755	$33.166465	to	$39.262490	$4,352,663	0.85%	to	2.70%	—%	to	—%	(30.37)%	to	(29.06)%
2021	158,929	$46.755776	to	$56.385620	$6,904,019	0.85%	to	2.70%	—%	to	—%	1.25%	to	3.14%
2020	170,120	$45.333541	to	$55.691814	$7,246,406	0.85%	to	2.70%	—%	to	—%	29.65%	to	32.07%
2019	223,561	$34.325486	to	$42.955144	$7,206,461	0.85%	to	2.70%	—%	to	—%	32.20%	to	34.67%
Hartford Stock HLS Fund
2023	100,731	$37.726518	to	$46.240177	$3,493,443	0.75%	to	2.70%	0.67%	to	1.36%	4.85%	to	6.91%
2022	123,569	$35.287343	to	$44.102006	$3,931,042	0.75%	to	2.70%	1.67%	to	1.69%	(7.67)%	to	(5.85)%
2021	87,018	$37.478505	to	$47.451817	$3,032,441	0.75%	to	2.75%	—%	to	1.25%	21.59%	to	24.05%
2020	93,608	$30.213209	to	$39.025590	$2,658,770	0.75%	to	2.75%	1.73%	to	1.76%	9.04%	to	11.24%
2019	113,659	$27.160468	to	$35.791325	$2,970,045	0.75%	to	2.75%	1.62%	to	1.70%	27.66%	to	30.24%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2023	188,581	$26.189226	to	$35.026701	$5,563,526	0.30%	to	1.50%	0.52%	to	0.61%	12.93%	to	14.29%

2022	241,908	$23.190902	to	$30.646970	$6,308,320	0.30%	to	1.50%	1.00%	to	1.09%	(13.29)%	to	(12.25)%
2021	267,022	$26.746522	to	$34.923848	$7,957,663	0.30%	to	1.50%	0.81%	to	0.82%	25.42%	to	26.93%
2020	339,677	$21.325736	to	$27.513897	$8,007,610	0.30%	to	1.50%	1.28%	to	1.30%	0.26%	to	1.47%
2019	348,920	$21.270769	to	$27.115679	$8,131,876	0.30%	to	1.50%	1.27%	to	1.29%	19.71%	to	21.15%
Lord Abbett Series Fund - Dividend Growth Portfolio
2023	317,429	$37.293850	to	$37.378275	$10,739,233	0.85%	to	2.70%	0.58%	to	0.76%	13.23%	to	15.34%
2022	349,560	$32.406126	to	$32.936168	$10,336,002	0.85%	to	2.70%	0.79%	to	0.86%	(15.85)%	to	(14.28)%
2021	391,959	$37.805561	to	$39.142080	$13,607,209	0.85%	to	2.70%	0.71%	to	0.72%	22.28%	to	24.56%
2020	435,309	$30.351644	to	$32.010824	$12,212,643	0.85%	to	2.70%	0.99%	to	1.00%	12.34%	to	14.44%
2019	503,414	$26.522169	to	$28.494124	$12,422,002	0.85%	to	2.70%	1.21%	to	1.65%	23.08%	to	25.38%
Lord Abbett Series Fund - Bond Debenture Portfolio
2023	929,166	$18.783464	to	$20.987333	$17,049,494	0.30%	to	2.75%	5.24%	to	5.26%	3.66%	to	6.23%
2022	997,758	$18.119796	to	$19.755915	$17,413,712	0.30%	to	2.75%	—%	to	4.35%	(15.17)%	to	(13.06)%
2021	1,200,629	$21.359651	to	$22.724399	$24,361,010	0.30%	to	2.75%	3.03%	to	3.04%	0.48%	to	2.97%
2020	1,277,240	$21.258370	to	$22.069358	$25,427,299	0.30%	to	2.75%	—%	to	3.91%	4.39%	to	6.98%
2019	1,403,234	$20.363491	to	$20.628919	$26,401,905	0.30%	to	2.75%	3.90%	to	4.60%	10.28%	to	13.01%
Lord Abbett Series Fund - Growth and Income Portfolio
2023	157,963	$29.227345	to	$34.828762	$3,930,175	0.50%	to	2.70%	0.62%	to	0.68%	10.17%	to	12.62%
2022	178,092	$26.528381	to	$30.925188	$3,983,628	0.50%	to	2.70%	1.48%	to	1.56%	(11.85)%	to	(9.89)%
2021	189,121	$30.095647	to	$34.319846	$4,715,608	0.50%	to	2.70%	1.03%	to	1.06%	25.59%	to	28.38%
2020	222,717	$23.964248	to	$26.733735	$4,345,495	0.50%	to	2.70%	1.42%	to	1.63%	(0.04)%	to	2.19%
2019	254,257	$23.973427	to	$26.162084	$4,885,617	0.50%	to	2.70%	1.14%	to	1.66%	19.23%	to	21.88%
MFS® Growth Series
2023	2,883,434	$57.095620	to	$71.459513	$101,862,212	0.30%	to	2.80%	—%	to	—%	32.12%	to	35.10%
2022	3,436,927	$43.216206	to	$52.892757	$91,142,642	0.30%	to	2.80%	—%	to	—%	(33.53)%	to	(32.01)%
2021	3,548,786	$65.012733	to	$75.873965	$139,687,460	0.50%	to	2.80%	—%	to	—%	20.12%	to	22.62%
2020	4,203,094	$54.121821	to	$63.315526	$136,880,944	0.30%	to	2.80%	—%	to	—%	28.22%	to	31.14%
2019	5,093,709	$42.210773	to	$48.280216	$128,071,253	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.37%
MFS® Global Equity Series
2023	305,594	$31.184837	to	$46.510898	$10,758,947	0.85%	to	2.80%	0.74%	to	0.76%	11.03%	to	13.22%
2022	356,236	$28.086601	to	$41.081238	$11,147,268	0.85%	to	2.80%	0.49%	to	0.51%	(20.00)%	to	(18.43)%
2021	383,325	$35.110198	to	$50.361007	$14,873,447	0.85%	to	2.80%	0.62%	to	0.64%	13.97%	to	16.22%
2020	441,123	$30.805206	to	$43.333033	$14,819,542	0.85%	to	2.80%	1.14%	to	1.18%	10.16%	to	12.33%
2019	515,166	$27.964174	to	$38.576897	$15,510,757	0.85%	to	2.80%	1.06%	to	1.07%	26.97%	to	29.46%

MFS® Investors Trust Series
2023	2,842,191	$38.738382	to	$49.483111	$86,480,336	0.50%	to	2.80%	0.46%	to	0.72%	15.70%	to	18.07%
2022	3,160,736	$33.483041	to	$43.056236	$82,343,879	0.30%	to	2.80%	—%	to	0.67%	(18.80)%	to	(16.94)%
2021	3,574,200	$41.234188	to	$51.836044	$113,453,747	0.30%	to	2.80%	—%	to	0.61%	23.31%	to	26.13%
2020	4,174,746	$33.438558	to	$41.097703	$106,269,699	0.30%	to	2.80%	—%	to	0.58%	10.72%	to	13.26%
2019	4,725,447	$30.199846	to	$36.286223	$107,691,405	0.30%	to	2.80%	—%	to	0.67%	27.95%	to	30.85%
MFS® Mid Cap Growth Series
2023	2,019,931	$23.933978	to	$53.272160	$39,148,631	0.70%	to	2.80%	—%	to	—%	17.97%	to	20.48%
2022	2,240,177	$19.866193	to	$45.155742	$36,379,585	0.70%	to	2.80%	—%	to	—%	(30.67)%	to	(29.20)%
2021	2,601,697	$28.058038	to	$65.132381	$60,292,349	0.70%	to	2.80%	—%	to	—%	10.96%	to	13.32%
2020	3,009,086	$24.760771	to	$58.698293	$62,012,330	0.70%	to	2.80%	—%	to	—%	32.71%	to	35.53%
2019	3,452,452	$18.269827	to	$44.229437	$53,237,801	0.70%	to	2.80%	—%	to	—%	34.83%	to	37.69%
MFS® New Discovery Series
2023	1,533,610	$29.635740	to	$51.849826	$54,970,679	0.30%	to	2.80%	—%	to	—%	11.25%	to	13.91%
2022	1,655,464	$26.016503	to	$46.604879	$52,981,958	0.30%	to	2.80%	—%	to	—%	(31.70)%	to	(30.20)%
2021	1,734,808	$37.275551	to	$68.237219	$80,456,774	0.30%	to	2.80%	—%	to	—%	(1.01)%	to	1.27%
2020	1,977,726	$36.808596	to	$68.934908	$92,010,570	0.30%	to	2.80%	—%	to	—%	41.86%	to	45.15%
2019	2,455,801	$25.359412	to	$48.592365	$80,406,264	0.30%	to	2.80%	—%	to	—%	37.79%	to	40.85%
MFS® Total Return Series
2023	9,259,718	$22.274907	to	$28.350001	$244,960,132	0.50%	to	2.80%	1.77%	to	2.05%	7.39%	to	9.67%
2022	10,320,135	$20.741302	to	$25.850873	$251,464,525	0.50%	to	2.80%	1.39%	to	1.71%	(12.08)%	to	(10.29)%
2021	11,830,641	$23.591459	to	$28.815788	$324,293,690	0.50%	to	2.80%	1.62%	to	1.80%	10.97%	to	13.27%
2020	12,903,213	$21.260098	to	$25.440330	$316,131,503	0.50%	to	2.80%	2.02%	to	2.33%	6.78%	to	8.97%
2019	14,239,045	$19.909961	to	$23.841697	$324,003,945	0.30%	to	2.80%	1.83%	to	2.32%	17.06%	to	19.76%
MFS® Value Series
2023	3,876,989	$33.299452	to	$43.390548	$146,305,669	0.30%	to	2.80%	1.29%	to	1.66%	4.95%	to	7.31%
2022	4,344,067	$31.728135	to	$40.434463	$153,792,417	0.30%	to	2.80%	0.97%	to	1.47%	(8.51)%	to	(6.42)%
2021	5,089,140	$34.678532	to	$43.210412	$193,290,476	0.30%	to	2.80%	1.00%	to	1.41%	21.99%	to	24.78%
2020	6,149,126	$28.427263	to	$34.628548	$188,125,615	0.30%	to	2.80%	1.22%	to	1.37%	0.62%	to	2.91%
2019	6,646,655	$28.253107	to	$33.648755	$200,487,244	0.30%	to	2.80%	0.89%	to	2.13%	26.22%	to	29.12%
MFS® Total Return Bond Series
2023	20,228,897	$11.909546	to	$15.149736	$280,042,865	0.30%	to	2.80%	2.80%	to	3.12%	4.41%	to	6.81%
2022	21,891,779	$11.406068	to	$14.184032	$286,815,709	0.30%	to	2.80%	2.44%	to	2.69%	(16.31)%	to	(14.44)%
2021	25,683,248	$13.629638	to	$16.578034	$397,065,930	0.30%	to	2.80%	2.55%	to	2.90%	(3.55)%	to	(1.36)%

2020	26,519,609	$14.131653	to	$16.807267	$419,720,767	0.30%	to	2.80%	3.19%	to	3.31%	5.47%	to	7.85%
2019	28,555,926	$13.398268	to	$15.584006	$423,526,367	0.30%	to	2.80%	2.70%	to	3.42%	7.16%	to	9.59%
MFS® Research Series
2023	390,717	$44.202237	to	$47.743911	$15,997,368	0.85%	to	2.75%	0.51%	to	0.51%	19.10%	to	21.38%
2022	423,063	$36.852790	to	$39.333271	$14,398,990	0.85%	to	2.80%	0.33%	to	0.49%	(19.50)%	to	(17.91)%
2021	448,325	$45.779792	to	$47.916199	$18,829,376	0.85%	to	2.80%	0.52%	to	0.62%	21.36%	to	23.75%
2020	516,944	$37.722972	to	$38.721351	$17,695,642	0.85%	to	2.80%	0.70%	to	0.71%	13.37%	to	15.61%
2019	610,051	$33.272925	to	$33.494040	$18,194,507	0.85%	to	2.80%	0.77%	to	0.77%	29.28%	to	31.82%
MFS® High Yield Portfolio
2023	3,368,732	$11.465291	to	$14.073414	$42,765,791	0.85%	to	2.80%	5.77%	to	5.79%	9.31%	to	11.46%
2022	3,859,845	$10.489210	to	$12.626768	$44,366,809	0.85%	to	2.80%	5.49%	to	5.56%	(12.99)%	to	(11.27)%
2021	4,453,231	$12.054708	to	$14.230920	$58,238,454	0.85%	to	2.80%	4.68%	to	4.98%	0.63%	to	2.61%
2020	4,656,625	$11.979282	to	$13.868809	$59,909,066	0.85%	to	2.80%	5.62%	to	5.94%	2.19%	to	4.20%
2019	5,272,232	$11.723106	to	$13.310228	$65,743,224	0.85%	to	2.80%	5.69%	to	5.80%	11.64%	to	13.84%
BlackRock Managed Volatility V.I. Fund
2023	11,820,382	$10.628048	to	$11.403745	$129,541,011	0.30%	to	1.50%	7.69%	to	8.59%	1.35%	to	2.57%
2022	12,471,587	$10.486566	to	$11.117692	$134,158,374	0.30%	to	1.50%	—%	to	—%	4.34%	to	5.60%
2021	16,241,742	$10.050212	to	$10.528032	$166,563,045	0.30%	to	1.50%	0.68%	to	0.69%	(0.97)%	to	0.23%
2020	16,718,927	$10.148217	to	$10.503914	$172,259,392	0.30%	to	1.50%	3.57%	to	3.91%	1.71%	to	2.94%
2019	17,999,683	$9.977691	to	$10.204233	$181,417,022	0.30%	to	1.50%	3.12%	to	3.33%	0.33%	to	1.54%
BlackRock Global Allocation V.I. Fund
2023	132,296	$15.562576	to	$17.708217	$2,197,495	0.50%	to	1.50%	2.30%	to	2.57%	10.82%	to	11.93%
2022	142,757	$14.043678	to	$15.820947	$2,132,042	0.50%	to	1.50%	—%	to	—%	(17.33)%	to	(16.49)%
2021	166,803	$16.986623	to	$18.945652	$2,981,920	0.50%	to	1.50%	0.80%	to	0.82%	4.83%	to	5.88%
2020	175,215	$16.203754	to	$17.892685	$2,972,635	0.50%	to	1.50%	1.12%	to	1.24%	18.91%	to	20.11%
2019	208,799	$13.626681	to	$14.897373	$2,964,117	0.50%	to	1.50%	0.89%	to	0.97%	16.00%	to	17.17%
BlackRock S&P 500 Index V.I. Fund
2023	1,069,695	$17.323490	to	$18.587901	$19,060,601	0.30%	to	1.50%	1.09%	to	1.11%	24.03%	to	25.52%
2022	1,346,034	$13.967436	to	$14.664737	$19,243,261	0.50%	to	1.50%	1.18%	to	1.23%	(19.64)%	to	(18.83)%
2021	1,346,304	$17.380425	to	$18.206649	$23,823,567	0.30%	to	1.50%	—%	to	0.96%	26.32%	to	27.85%
2020	1,729,473	$13.758540	to	$14.240813	$24,120,303	0.30%	to	1.50%	1.01%	to	1.51%	16.17%	to	17.57%
2019	2,203,268	$11.843536	to	$12.067255	$26,337,235	0.50%	to	1.50%	1.71%	to	1.83%	29.02%	to	30.32%
BlackRock Large Cap Focus Growth V.I. Fund
2023	16,870	$40.561870	to	$42.313422	$728,734	1.40%	to	2.55%	—%	to	—%	49.01%	to	50.73%

2022	18,266	$27.220256	to	$28.071552	$515,891	1.40%	to	2.55%	—%	to	—%	(39.67)%	to	(38.97)%
2021	29,347	$45.118429	to	$45.995891	$1,454,304	1.40%	to	2.55%	—%	to	—%	15.11%	to	16.45%
2020	33,025	$39.194292	to	$39.499726	$1,452,654	1.40%	to	2.55%	—%	to	—%	40.13%	to	41.75%
2019	31,924	$27.866648	to	$27.970691	$945,925	1.40%	to	2.55%	—%	to	—%	29.36%	to	30.86%
BlackRock Equity Dividend V.I. Fund
2023	140,613	$27.367299	to	$31.140063	$4,116,158	0.50%	to	1.50%	1.38%	to	1.80%	10.32%	to	11.43%
2022	165,087	$24.806224	to	$27.945176	$4,368,752	0.50%	to	1.50%	1.43%	to	1.48%	(5.53)%	to	(4.58)%
2021	195,852	$26.259233	to	$29.287454	$5,455,987	0.50%	to	1.50%	1.28%	to	1.29%	18.51%	to	19.70%
2020	247,229	$22.158237	to	$24.467754	$5,780,783	0.50%	to	1.50%	1.99%	to	2.00%	2.03%	to	3.05%
2019	263,654	$21.717742	to	$23.742678	$6,014,127	0.50%	to	1.50%	1.66%	to	1.82%	25.56%	to	26.82%
Morgan Stanley VIF Core Plus Fixed Income Portfolio+
2023	—	$9.647315	to	$10.858595	$—	1.35%	to	2.50%	3.89%	to	3.93%	0.56%	to	1.45%
2022	24,814	$9.593845	to	$10.702893	$259,941	1.35%	to	2.50%	2.12%	to	2.85%	(16.69)%	to	(15.73)%
2021	26,482	$11.516363	to	$12.700625	$329,952	1.35%	to	2.50%	2.54%	to	2.66%	(2.99)%	to	(1.87)%
2020	25,042	$11.871423	to	$12.942491	$317,614	1.35%	to	2.50%	2.57%	to	2.68%	4.89%	to	6.11%
2019	48,296	$11.317636	to	$12.197706	$576,034	1.35%	to	2.50%	2.85%	to	3.79%	7.88%	to	9.13%
Morgan Stanley VIF Growth Portfolio
2023	49,569	$30.465911	to	$34.380217	$1,640,549	1.35%	to	2.50%	—%	to	—%	44.66%	to	46.33%
2022	51,931	$21.060578	to	$23.495032	$1,177,768	1.35%	to	2.50%	—%	to	—%	(61.15)%	to	(60.70)%
2021	50,469	$54.212144	to	$59.783461	$2,918,031	1.35%	to	2.50%	—%	to	—%	(2.61)%	to	(1.49)%
2020	53,789	$55.666283	to	$60.685679	$3,171,223	1.35%	to	2.50%	—%	to	—%	111.42%	to	113.86%
2019	71,462	$26.329522	to	$28.376220	$1,981,141	1.35%	to	2.50%	—%	to	—%	28.23%	to	29.71%
Morgan Stanley VIF Discovery Portfolio
2023	244,003	$33.810668	to	$43.838051	$7,919,839	0.75%	to	2.75%	—%	to	—%	40.22%	to	43.05%
2022	259,731	$23.635155	to	$31.263138	$5,917,235	0.75%	to	2.75%	—%	to	—%	(63.98)%	to	(63.25)%
2021	192,697	$64.305507	to	$86.787914	$11,929,291	0.75%	to	2.75%	—%	to	—%	(13.60)%	to	(11.86)%
2020	241,229	$72.956541	to	$100.452206	$16,754,787	0.75%	to	2.75%	—%	to	—%	145.22%	to	150.16%
2019	359,511	$29.163487	to	$40.963429	$10,190,301	0.75%	to	2.75%	—%	to	—%	36.18%	to	38.92%
Invesco V.I. American Value Fund
2023	2,917,337	$12.293203	to	$29.468836	$40,243,675	0.85%	to	2.80%	0.36%	to	0.64%	12.41%	to	14.32%
2022	3,346,245	$10.936014	to	$25.778561	$40,931,714	0.85%	to	2.80%	0.44%	to	0.74%	(5.30)%	to	(3.69)%
2021	3,358,447	$11.548300	to	$26.765010	$43,334,574	0.85%	to	2.80%	0.22%	to	0.43%	15.48%	to	26.55%
2020	351,958	$21.150556	to	$28.207094	$7,392,671	0.85%	to	2.70%	0.67%	to	0.71%	(1.83)%	to	—%
2019	367,044	$21.149754	to	$28.732744	$7,803,167	0.85%	to	2.70%	0.41%	to	0.46%	21.39%	to	23.66%

BlackRock Capital Appreciation V.I. Fund
2023	88,889	$36.610201	to	$41.657394	$3,518,146	0.50%	to	1.50%	—%	to	—%	46.38%	to	47.85%
2022	142,543	$25.010056	to	$28.175317	$3,842,851	0.50%	to	1.50%	—%	to	—%	(38.74)%	to	(38.12)%
2021	110,442	$40.825547	to	$45.533466	$4,836,397	0.50%	to	1.50%	—%	to	—%	19.09%	to	20.29%
2020	138,263	$34.280772	to	$37.853614	$5,059,800	0.50%	to	1.50%	—%	to	—%	39.41%	to	40.81%
2019	197,264	$24.589436	to	$26.882304	$5,149,701	0.50%	to	1.50%	—%	to	—%	29.59%	to	30.89%
Invesco V.I. Discovery Mid Cap Growth Fund
2023	527,124	$12.189701	to	$13.026922	$6,623,526	0.75%	to	2.75%	—%	to	—%	10.08%	to	12.01%
2022	610,358	$11.073126	to	$11.630409	$6,911,761	0.75%	to	2.75%	—%	to	—%	(32.86)%	to	(31.65)%
2021	788,030	$16.492001	to	$17.014987	$13,179,636	0.75%	to	2.75%	—%	to	—%	15.87%	to	17.91%
2020♦	658,006	$14.232850	to	$14.430906	$9,431,487	0.75%	to	2.75%	—%	to	—%	42.33%	to	44.31%
Invesco V.I. Capital Appreciation Fund
2023	51,111	$35.535633	to	$45.208312	$1,737,289	0.85%	to	2.75%	—%	to	—%	31.37%	to	33.89%
2022	58,177	$26.541755	to	$34.413264	$1,481,747	0.85%	to	2.75%	—%	to	—%	(32.84)%	to	(31.55)%
2021	62,191	$38.774335	to	$51.240034	$2,329,233	0.85%	to	2.75%	—%	to	—%	18.97%	to	21.25%
2020	67,896	$31.979744	to	$43.070737	$2,110,960	0.85%	to	2.75%	—%	to	—%	32.55%	to	35.09%
2019	83,918	$23.673502	to	$32.494995	$1,935,835	0.85%	to	2.75%	—%	to	—%	32.17%	to	34.70%
Invesco V.I. Global Fund
2023	240,792	$29.277716	to	$35.391998	$6,679,999	0.75%	to	2.70%	—%	to	—%	30.87%	to	33.44%
2022	259,549	$21.940304	to	$27.043831	$5,460,597	0.75%	to	2.70%	—%	to	—%	(33.75)%	to	(32.45)%
2021	276,195	$32.478133	to	$40.822860	$8,596,649	0.75%	to	2.70%	—%	to	—%	12.10%	to	14.31%
2020	317,265	$28.412144	to	$36.414905	$8,633,558	0.75%	to	2.70%	0.46%	to	0.46%	23.95%	to	26.39%
2019	388,080	$22.480450	to	$29.379437	$8,456,104	0.75%	to	2.70%	0.64%	to	0.64%	27.96%	to	30.47%
Invesco V.I. Main Street Fund®
2023	97,483	$34.235085	to	$39.507301	$3,205,523	0.85%	to	2.75%	0.49%	to	0.51%	19.50%	to	21.79%
2022	118,392	$28.109904	to	$33.060463	$3,200,407	0.85%	to	2.75%	0.85%	to	1.10%	(22.47)%	to	(20.99)%
2021	128,821	$35.575411	to	$42.644352	$4,450,679	0.85%	to	2.75%	0.50%	to	0.52%	23.78%	to	26.16%
2020	146,831	$28.199727	to	$34.450876	$4,024,432	0.85%	to	2.75%	1.18%	to	1.19%	10.61%	to	12.73%
2019	158,494	$25.014872	to	$31.146070	$3,853,090	0.85%	to	2.75%	0.82%	to	0.82%	28.17%	to	30.62%
Invesco V.I. Main Street Small Cap Fund®
2023	250,219	$37.905739	to	$44.617784	$8,937,041	0.75%	to	2.75%	0.95%	to	0.96%	14.63%	to	16.94%
2022	275,702	$32.414873	to	$38.924711	$8,468,662	0.75%	to	2.75%	0.25%	to	0.25%	(18.32)%	to	(16.67)%
2021	311,440	$38.899581	to	$47.656306	$11,563,262	0.75%	to	2.75%	0.18%	to	0.18%	18.95%	to	21.35%
2020	405,759	$32.055781	to	$40.064537	$12,455,660	0.75%	to	2.75%	0.36%	to	0.36%	16.39%	to	18.74%

2019	454,024	$26.996174	to	$34.422168	$11,802,094	0.75%	to	2.75%	—%	to	—%	22.72%	to	25.19%
Putnam VT Diversified Income Fund
2023	1,372,062	$14.971959	to	$16.193579	$18,648,704	0.75%	to	2.75%	5.82%	to	5.89%	1.97%	to	4.03%
2022	1,461,643	$14.391464	to	$15.880140	$19,247,025	0.75%	to	2.75%	7.22%	to	7.29%	(5.00)%	to	(3.08)%
2021	1,824,275	$14.848115	to	$16.715081	$25,017,263	0.75%	to	2.75%	0.61%	to	0.62%	(9.47)%	to	(7.65)%
2020	1,814,681	$16.077243	to	$18.464522	$27,098,261	0.75%	to	2.75%	7.48%	to	7.50%	(3.59)%	to	(1.64)%
2019	1,872,504	$16.346098	to	$19.152513	$28,636,833	0.75%	to	2.75%	2.60%	to	3.12%	8.21%	to	10.40%
Putnam VT Global Asset Allocation Fund
2023	97,695	$23.863420	to	$28.417582	$2,111,429	0.85%	to	2.40%	1.51%	to	1.55%	14.70%	to	16.49%
2022	105,237	$20.485200	to	$24.775442	$1,971,368	0.85%	to	2.40%	1.21%	to	1.32%	(18.02)%	to	(16.74)%
2021	107,742	$24.603639	to	$30.221676	$2,446,703	0.85%	to	2.40%	0.68%	to	0.71%	11.25%	to	12.99%
2020	102,313	$21.775976	to	$27.165979	$2,079,168	0.85%	to	2.40%	—%	to	1.87%	9.65%	to	11.36%
2019	107,541	$18.872712	to	$24.775815	$1,973,903	1.15%	to	2.40%	1.43%	to	1.43%	14.35%	to	15.79%
Putnam VT Large Cap Growth Fund+
2023	141,121	$29.546382	to	$31.872497	$4,341,367	0.50%	to	1.50%	—%	to	—%	42.33%	to	43.76%
2022	189,251	$20.759486	to	$22.171363	$4,064,438	0.50%	to	1.50%	—%	to	—%	(31.54)%	to	(30.85)%
2021	177,643	$30.323257	to	$32.422408	$5,557,059	0.30%	to	1.50%	—%	to	—%	20.83%	to	22.29%
2020	224,512	$25.095714	to	$26.513258	$5,785,337	0.30%	to	1.50%	0.04%	to	0.08%	36.64%	to	38.29%
2019	313,608	$18.365711	to	$19.035053	$5,881,379	0.50%	to	1.50%	0.14%	to	0.15%	34.71%	to	36.06%
Putnam VT International Value Fund
2023	37,446	$12.385119	to	$19.018383	$484,123	1.25%	to	2.40%	1.57%	to	2.90%	15.87%	to	17.21%
2022	52,707	$10.566890	to	$16.413898	$581,530	1.25%	to	2.40%	2.10%	to	2.56%	(9.02)%	to	(7.97)%
2021	43,043	$11.481388	to	$18.040757	$523,696	1.25%	to	2.40%	1.93%	to	1.97%	12.21%	to	13.51%
2020	44,389	$10.114857	to	$16.077292	$478,242	1.25%	to	2.40%	2.30%	to	2.45%	1.48%	to	2.65%
2019	45,311	$9.853684	to	$15.843295	$475,243	1.25%	to	2.40%	2.59%	to	2.65%	17.37%	to	18.73%
Putnam VT International Equity Fund
2023	97,891	$13.736792	to	$18.082955	$1,296,885	0.85%	to	2.75%	0.04%	to	0.04%	15.29%	to	17.50%
2022	98,533	$11.690498	to	$15.684217	$1,119,739	0.85%	to	2.75%	1.40%	to	1.56%	(17.08)%	to	(15.49)%
2021	84,843	$13.833220	to	$18.915231	$1,157,492	0.85%	to	2.75%	1.17%	to	1.17%	5.87%	to	7.90%
2020	83,761	$12.820487	to	$17.866625	$1,074,572	0.85%	to	2.75%	1.60%	to	1.64%	9.06%	to	11.15%
2019	92,264	$11.534710	to	$16.382955	$1,083,193	0.85%	to	2.75%	1.34%	to	1.39%	21.76%	to	24.09%
Putnam VT Core Equity Fund+
2023	6,674	$44.833052	to	$63.491185	$360,658	0.50%	to	1.45%	0.42%	to	0.50%	26.24%	to	27.45%
2022	5,169	$35.296708	to	$49.818266	$207,357	0.50%	to	1.50%	0.89%	to	1.12%	(17.02)%	to	(16.19)%

2021	9,622	$42.538338	to	$59.441281	$510,049	0.50%	to	1.50%	0.54%	to	0.63%	29.06%	to	30.36%
2020	5,984	$32.959760	to	$45.598830	$224,852	0.50%	to	1.50%	0.92%	to	0.96%	15.58%	to	16.74%
2019	7,722	$28.516968	to	$39.059945	$248,881	0.50%	to	1.50%	1.13%	to	1.44%	29.67%	to	30.98%
Putnam VT Small Cap Value Fund
2023	30,991	$32.549242	to	$39.236407	$923,232	0.75%	to	2.70%	0.15%	to	0.16%	20.46%	to	22.83%
2022	35,576	$26.499619	to	$32.572138	$870,463	0.75%	to	2.70%	0.16%	to	0.16%	(15.30)%	to	(13.63)%
2021	67,251	$30.681995	to	$38.455959	$1,870,112	0.75%	to	2.70%	0.71%	to	0.72%	36.18%	to	38.86%
2020	42,874	$22.096036	to	$28.239224	$900,164	0.75%	to	2.70%	1.08%	to	1.23%	1.19%	to	3.19%
2019	43,704	$21.413659	to	$27.905966	$892,737	0.75%	to	2.70%	0.64%	to	0.65%	20.93%	to	23.31%
Putnam VT Large Cap Value Fund
2023	34,155	$38.420947	to	$53.642442	$1,681,488	0.50%	to	1.50%	1.73%	to	2.03%	13.95%	to	15.09%
2022	38,064	$33.718826	to	$46.609433	$1,649,713	0.50%	to	1.50%	1.38%	to	1.41%	(4.57)%	to	(3.61)%
2021	32,262	$35.334896	to	$48.357208	$1,416,319	0.50%	to	1.50%	1.16%	to	1.24%	25.41%	to	26.67%
2020	32,706	$28.175653	to	$39.064389	$1,095,011	0.30%	to	1.50%	—%	to	1.72%	4.23%	to	5.49%
2019	40,681	$27.032683	to	$36.263155	$1,366,375	0.50%	to	1.50%	1.93%	to	2.12%	28.47%	to	29.75%
PIMCO VIT All Asset Portfolio
2023	30,153	$14.210602	to	$16.065250	$451,294	0.50%	to	1.45%	0.68%	to	2.75%	6.46%	to	7.48%
2022	40,699	$13.268634	to	$14.947344	$573,254	0.50%	to	1.50%	2.00%	to	7.54%	(13.18)%	to	(12.31)%
2021	43,625	$15.283244	to	$17.045431	$703,780	0.50%	to	1.50%	10.20%	to	11.00%	14.31%	to	15.46%
2020	44,561	$13.369505	to	$14.762743	$625,049	0.50%	to	1.50%	4.60%	to	4.97%	6.30%	to	7.37%
2019	60,872	$12.576923	to	$13.749444	$792,669	0.50%	to	1.50%	1.96%	to	2.09%	10.08%	to	11.19%
PIMCO StocksPLUS® Global Portfolio
2023	155,293	$19.123354	to	$21.759027	$3,167,918	0.50%	to	1.50%	2.74%	to	2.74%	21.01%	to	22.23%
2022	188,863	$15.802617	to	$17.801902	$3,165,649	0.50%	to	1.50%	0.98%	to	1.13%	(20.00)%	to	(19.19)%
2021	191,586	$19.752364	to	$22.029739	$3,992,674	0.50%	to	1.50%	0.06%	to	0.06%	17.56%	to	18.74%
2020	239,112	$16.802412	to	$18.553325	$4,219,162	0.50%	to	1.50%	1.09%	to	1.09%	11.35%	to	12.47%
2019	277,912	$15.089366	to	$16.496037	$4,383,644	0.50%	to	1.50%	1.40%	to	1.51%	25.63%	to	26.89%
PIMCO VIT Global Managed Asset Allocation Portfolio
2023	19,636	$13.455184	to	$14.446653	$265,291	0.70%	to	1.45%	2.16%	to	2.20%	11.23%	to	12.06%
2022	20,871	$12.097249	to	$12.891673	$253,355	0.70%	to	1.45%	1.90%	to	1.92%	(19.57)%	to	(18.97)%
2021	21,904	$15.041219	to	$15.909085	$330,425	0.70%	to	1.45%	2.32%	to	2.39%	10.98%	to	11.82%
2020	28,046	$13.552839	to	$14.671524	$380,846	0.65%	to	1.45%	8.01%	to	8.46%	15.03%	to	15.96%
2019	36,762	$11.729235	to	$12.652540	$434,769	0.65%	to	1.50%	0.25%	to	2.09%	15.22%	to	16.20%
PSF PGIM Jennison Focused Blend Portfolio+

2023	—	$3.757446	to	$4.336552	$—	1.70%	to	2.35%	—%	to	—%	28.56%	to	29.38%
2022	153,589	$2.922785	to	$3.351723	$513,796	1.70%	to	2.35%	—%	to	—%	(27.76)%	to	(27.29)%
2021	154,171	$4.045894	to	$4.609546	$709,282	1.70%	to	2.35%	—%	to	—%	13.64%	to	14.39%
2020	152,898	$4.029826	to	$40.249876	$615,189	1.70%	to	2.60%	—%	to	—%	27.07%	to	28.21%
2019	158,684	$3.143028	to	$31.676262	$654,279	1.70%	to	2.60%	—%	to	—%	25.11%	to	26.24%

PSF PGIM Jennison Value Portfolio
2023	154,835	$2.805991	to	$32.816866	$475,519	1.70%	to	2.45%	—%	to	—%	11.97%	to	12.81%
2022	154,913	$2.487342	to	$29.308982	$424,105	1.70%	to	2.45%	—%	to	—%	(10.48)%	to	(9.80)%
2021	154,992	$2.757629	to	$32.738564	$473,146	1.70%	to	2.45%	—%	to	—%	24.20%	to	25.14%
2020	155,062	$2.203655	to	$26.358552	$380,229	1.70%	to	2.45%	—%	to	—%	0.65%	to	1.41%
2019	155,158	$2.173014	to	$26.187551	$377,769	1.70%	to	2.45%	—%	to	—%	22.54%	to	23.47%
Invesco V.I. Growth and Income Fund
2023	537,959	$29.377262	to	$30.744959	$15,909,924	0.75%	to	2.75%	1.31%	to	1.31%	9.36%	to	11.57%
2022	667,460	$26.331873	to	$28.114096	$17,645,987	0.75%	to	2.75%	1.28%	to	1.29%	(8.55)%	to	(6.70)%
2021	783,657	$28.223981	to	$30.743240	$22,391,709	0.75%	to	2.75%	1.31%	to	1.36%	24.71%	to	27.23%
2020	1,027,494	$22.183346	to	$24.651166	$23,155,412	0.75%	to	2.75%	2.00%	to	2.07%	(0.91)%	to	1.09%
2019	1,010,366	$21.944393	to	$24.878310	$22,615,666	0.75%	to	2.75%	1.56%	to	2.64%	21.47%	to	23.92%
Invesco V.I. Comstock Fund
2023	28,110	$36.435599	to	$45.538273	$1,193,095	1.35%	to	2.50%	—%	to	1.56%	9.33%	to	10.59%
2022	32,444	$33.326562	to	$41.176612	$1,247,723	1.35%	to	2.50%	1.36%	to	1.37%	(1.64)%	to	(0.51)%
2021	32,217	$33.883583	to	$41.386148	$1,245,025	1.35%	to	2.50%	1.61%	to	1.64%	29.76%	to	31.26%
2020	35,087	$26.112461	to	$31.529939	$1,038,511	1.35%	to	2.50%	2.09%	to	2.21%	(3.53)%	to	(2.41)%
2019	38,836	$27.068034	to	$32.309992	$1,185,366	1.35%	to	2.50%	1.68%	to	1.72%	21.86%	to	23.27%
Invesco V.I. American Franchise Fund
2023	1,009,333	$31.397143	to	$40.289122	$35,406,153	0.85%	to	2.80%	—%	to	—%	37.04%	to	39.73%
2022	1,115,990	$22.911017	to	$28.832670	$28,291,019	0.85%	to	2.80%	—%	to	—%	(33.02)%	to	(31.70)%
2021	1,271,711	$34.205098	to	$42.212923	$47,701,072	0.85%	to	2.80%	—%	to	—%	8.84%	to	10.98%
2020	1,516,013	$31.427475	to	$38.036567	$51,711,503	0.85%	to	2.80%	0.07%	to	0.07%	38.43%	to	41.15%
2019	1,691,339	$22.703518	to	$26.947741	$41,267,099	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
Allspring VT Index Asset Allocation Fund
2023	64,806	$3.326841	to	$30.012755	$197,295	1.35%	to	2.45%	0.85%	to	0.96%	13.88%	to	15.14%
2022	78,855	$2.889469	to	$26.355167	$207,789	1.35%	to	2.45%	0.47%	to	0.64%	(19.03)%	to	(18.14)%

2021	146,287	$3.529654	to	$32.550723	$505,521	1.35%	to	2.45%	0.61%	to	0.63%	13.19%	to	14.44%
2020	86,558	$3.084251	to	$28.757519	$304,477	1.35%	to	2.45%	0.82%	to	0.82%	13.77%	to	15.03%
2019	97,246	$2.681360	to	$25.277336	$293,048	1.35%	to	2.45%	1.09%	to	1.10%	17.25%	to	18.55%
Allspring VT International Equity Fund
2023	23,185	$13.964221	to	$16.313610	$356,857	1.35%	to	2.50%	1.45%	to	1.45%	12.71%	to	14.01%
2022	28,824	$12.389735	to	$14.308811	$387,099	1.35%	to	2.50%	3.66%	to	3.73%	(14.06)%	to	(13.07)%
2021	30,286	$14.416739	to	$16.459345	$469,509	1.35%	to	2.50%	1.00%	to	1.07%	4.23%	to	5.44%
2020	34,214	$13.831618	to	$15.610776	$507,091	1.35%	to	2.50%	2.62%	to	2.66%	2.34%	to	3.52%
2019	33,256	$13.515446	to	$15.079507	$478,152	1.35%	to	2.50%	3.67%	to	3.73%	12.64%	to	13.94%
Allspring VT Small Cap Growth Fund
2023	121,160	$4.227670	to	$42.329101	$509,453	1.35%	to	2.45%	—%	to	—%	1.59%	to	2.71%
2022	130,387	$3.260402	to	$4.116106	$652,566	1.35%	to	2.50%	—%	to	—%	(36.04)%	to	(35.30)%
2021	133,562	$5.097922	to	$6.362103	$1,053,006	1.35%	to	2.50%	—%	to	—%	4.98%	to	6.20%
2020	164,409	$4.855858	to	$5.990778	$1,252,243	1.35%	to	2.50%	—%	to	—%	53.89%	to	55.67%
2019	218,872	$3.155376	to	$3.848392	$973,338	1.35%	to	2.50%	—%	to	—%	21.75%	to	23.16%
Allspring VT Discovery SMID Cap Growth Fund+
2023	8,106	$45.620458	to	$46.806331	$361,926	1.35%	to	2.45%	—%	to	—%	17.24%	to	18.53%
2022	8,078	$38.488057	to	$39.924896	$308,531	1.35%	to	2.45%	—%	to	—%	(39.36)%	to	(38.68)%
2021	12,323	$62.769637	to	$65.835089	$757,389	1.35%	to	2.45%	—%	to	—%	(7.34)%	to	(6.31)%
2020	14,888	$66.999860	to	$71.048827	$985,877	1.35%	to	2.45%	—%	to	—%	58.72%	to	60.47%
2019	13,563	$41.751703	to	$44.763851	$556,999	1.35%	to	2.45%	—%	to	—%	35.66%	to	37.16%
Allspring VT Opportunity Fund
2023	2,181	$38.729073	to	$49.895662	$98,516	1.85%	to	2.45%	—%	to	—%	23.44%	to	24.18%
2022	981	$31.187166	to	$40.420758	$30,483	1.85%	to	2.45%	—%	to	—%	(22.73)%	to	(22.26)%
2021	3,481	$40.117369	to	$52.308233	$158,487	1.85%	to	2.45%	0.02%	to	0.04%	21.76%	to	22.49%
2020	1,612	$30.296199	to	$32.750950	$52,648	1.85%	to	2.35%	0.36%	to	0.47%	18.20%	to	18.79%
2019	2,880	$25.632132	to	$28.180488	$78,483	1.70%	to	2.35%	0.28%	to	0.28%	28.42%	to	29.25%
MFS® Core Equity Portfolio
2023	759,685	$21.703569	to	$25.596200	$18,106,358	0.95%	to	2.80%	0.54%	to	0.56%	19.74%	to	21.98%
2022	834,291	$18.125145	to	$20.984442	$16,433,996	0.95%	to	2.80%	0.31%	to	0.32%	(19.56)%	to	(18.05)%
2021	928,832	$22.531808	to	$25.607394	$22,474,746	0.95%	to	2.80%	0.27%	to	0.42%	21.85%	to	24.13%
2020	986,834	$18.490912	to	$20.629950	$19,413,346	0.95%	to	2.80%	0.71%	to	0.72%	15.43%	to	17.59%
2019	1,044,681	$16.019026	to	$17.544576	$17,620,027	0.95%	to	2.80%	0.80%	to	0.81%	29.52%	to	31.93%
MFS® Massachusetts Investors Growth Stock Portfolio

2023	1,109,371	$23.801989	to	$28.322628	$29,058,316	0.85%	to	2.80%	0.30%	to	0.30%	20.58%	to	22.96%
2022	1,222,033	$19.738827	to	$23.034466	$26,232,722	0.85%	to	2.80%	0.10%	to	0.13%	(21.49)%	to	(19.94)%
2021	1,323,742	$25.142142	to	$28.772410	$35,776,693	0.85%	to	2.80%	0.23%	to	0.24%	22.50%	to	24.91%
2020	1,494,784	$20.524845	to	$23.035049	$32,630,214	0.85%	to	2.80%	0.45%	to	0.55%	19.14%	to	21.49%
2019	1,772,969	$17.227055	to	$18.960641	$32,083,136	0.85%	to	2.80%	0.54%	to	0.57%	36.09%	to	38.77%
MFS® Research International Portfolio
2023	842,696	$12.403407	to	$14.759758	$11,377,835	0.85%	to	2.80%	1.05%	to	1.08%	9.89%	to	12.06%
2022	934,291	$11.286641	to	$13.171538	$11,341,240	0.85%	to	2.80%	1.79%	to	1.88%	(19.86)%	to	(18.28)%
2021	934,646	$14.083391	to	$16.117376	$14,028,836	0.85%	to	2.80%	0.83%	to	0.86%	8.49%	to	10.63%
2020	901,446	$12.981200	to	$14.569220	$12,358,321	0.85%	to	2.80%	1.87%	to	2.15%	9.83%	to	11.99%
2019	1,107,207	$11.819708	to	$13.009415	$13,679,716	0.85%	to	2.80%	1.44%	to	1.48%	24.51%	to	26.96%
PSF PGIM Jennison Blend Portfolio+
2023♦	58,196	$11.374088	to	$11.386415	$662,638	1.70%	to	2.35%	—%	to	—%	13.74%	to	13.86%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2023 and through April 19, 2024, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life and Annuity
Insurance Company

Independent Auditor's Report

Financial Statements - Statutory Basis
As of December 31, 2023, 2022, and 2021 and for the
Years Ended December 31, 2023, 2022 and 2021

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company

Opinions

We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

April 23, 2024

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2023	2022

Bonds	$3,900,300,751	$4,138,348,506
Common and preferred stocks	17,140,552	41,343,111
Mortgage loans on real estate	791,529,037	994,929,174
Contract loans	86,752,510	88,064,702
Cash, cash equivalents and short-term investments	497,261,087	308,374,219
Derivatives	98,129,305	324,672,074
Other invested assets	703,703,713	741,703,744
Total cash and invested assets	6,094,816,955	6,637,435,530

Investment income due and accrued	45,609,260	50,857,847
Amounts recoverable for reinsurance	85,525,728	61,453,139
Federal income tax recoverable	2,036,674	6,228,345
Net deferred tax asset	55,790,000	50,724,082
Other assets	35,090,464	43,578,817
Separate Account assets	23,305,545,372	22,177,651,722
Total admitted assets	$29,624,414,453	$29,027,929,482

Liabilities
Aggregate reserves for future benefits	$4,438,635,186	$4,665,137,323
Liability for deposit-type contracts	156,535,550	169,982,853
Policy and contract claim liabilities	23,873,312	18,096,785
Asset valuation reserve	138,843,958	150,405,868
Interest maintenance reserve	40,472,783	44,552,487
Payables to parent, subsidiaries and affiliates	15,010,012	—
Accrued expense allowances and amounts due from Separate Accounts	(32,724,256)	(29,215,545)
Derivatives	30,077,135	82,797,458
Collateral on derivatives	1,217,000	67,775,933
Payable for repurchase agreements	99,275,837	117,625,113
Payable for securities	239,844,743	382,568,267
Other liabilities	280,868,262	286,032,802
Separate Account liabilities	23,305,545,372	22,177,651,722
Total liabilities	$28,737,474,894	$28,079,300,311

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	135,822,092	152,270,975
Gross paid-in and contributed surplus	85,431,561	85,431,561
Unassigned surplus	663,185,906	708,426,635
Total capital and surplus	886,939,559	948,629,171

Total liabilities and capital and surplus	$29,624,414,453	$29,027,929,482

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2023	2022	2021

Premiums and annuity considerations	$74,015,374	$53,657,635	$(13,324,595,621)
Net investment income	274,931,065	264,978,097	408,082,476
Commissions and expense allowances on reinsurance ceded	110,570,839	122,225,247	39,512,222
Reserve adjustments on reinsurance ceded	(1,389,948,223)	(1,774,178,634)	12,877,758,325
Fee income	501,612,185	532,738,067	608,547,614
Other revenues	2,424,209	3,512,061	9,315,635
Total revenues	(426,394,551)	(797,067,527)	618,620,651

Benefits and expenses
Death and annuity benefits	209,818,126	225,544,078	327,677,837
Disability and other benefits	1,409,180	1,496,188	1,606,730
Surrenders and other fund withdrawals	1,206,573,608	1,117,014,637	2,758,605,951
Commissions and expense allowances	110,130,356	118,867,688	147,142,508
Decrease in aggregate reserves for life and accident and health policies	(226,502,136)	(135,623,991)	(34,516,791)
General insurance expenses	86,779,049	83,024,619	102,920,029
Net transfers from Separate Accounts	(2,144,561,129)	(2,126,951,518)	(2,813,979,291)
Modified coinsurance adjustment on reinsurance assumed	(129,276,050)	(106,703,339)	(142,346,945)
IMR adjustment on reinsurance ceded	957,014	(20,735,675)	(104,364,668)
Other expenses	10,373,178	9,082,975	9,698,947
Total benefits and expenses	(874,298,804)	(834,984,338)	252,444,307

Net gain from operations before federal income tax benefit	447,904,253	37,916,811	337,428,399
Federal income tax expense (benefit)	19,898,443	(24,113,001)	(65,215,649)
Net gain from operations	428,005,810	62,029,812	402,644,048

Net realized capital losses, after tax	(411,793,622)	(64,448,103)	(355,549,269)
Net income (loss)	$16,212,188	$(2,418,291)	$47,094,779

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2023	2022	2021

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning and end of year	85,431,561	85,431,561	85,431,561

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	152,270,975	175,960,103	199,649,231
Amortization, decreases of gain on inforce reinsurance	(16,448,883)	(23,689,128)	(23,689,128)
Balance, end of year	135,822,092	152,270,975	175,960,103

Unassigned funds
Balance, beginning of year	708,426,635	508,552,534	334,109,048

Net income (loss)	16,212,188	(2,418,291)	134,611,056
Change in net unrealized capital gains (losses) on investments, net of tax	28,927,296	178,330,164	63,027,827
Change in net unrealized foreign exchange capital gains (losses)	(966,839)	(66,229)	74,876
Change in net deferred income tax	32,720,836	(29,476,801)	(8,023,900)
Change in reserve on account of change in valuation basis decrease	—	29,658,787	—
Change in asset valuation reserve	11,561,910	(7,952,711)	(7,759,456)
Change in nonadmitted assets	(38,896,120)	31,799,182	(7,486,917)
Dividends to stockholder	(94,800,000)	—	—
Balance, end of year	663,185,906	708,426,635	508,552,534

Capital and surplus
Balance, end of year	$886,939,559	$948,629,171	$772,444,198

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2023	2022	2021

Premiums and annuity considerations	$44,441,167	$69,239,339	$146,190,683
Net investment income	284,481,875	277,363,687	431,210,702
Reserve adjustments on reinsurance	(1,396,429,938)	(1,774,178,634)	(477,668,735)
Miscellaneous income	596,191,264	624,065,016	624,769,152
Total income	(471,315,632)	(803,510,592)	724,501,802

Benefits paid	1,436,126,796	1,355,290,002	3,100,030,507
Federal income tax recovered (paid)	27,895,132	(32,346,128)	(66,707,900)
Net transfers from Separate Accounts	(2,141,052,418)	(2,132,913,293)	(2,819,180,559)
Other expenses	151,593,092	147,741,656	190,060,371
Total benefits and expenses	(525,437,398)	(662,227,763)	404,202,419
Net cash (used for) provided by operating activities	54,121,766	(141,282,829)	320,299,383

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	371,905,191	1,487,473,862	1,397,586,532
Common and preferred stocks	1,361,746	1,027,964	7,838,285
Mortgage loans	269,464,752	94,776,584	144,650,434
Derivatives and other	166,062,944	101,806,791	494,141,313
Total investment proceeds	808,794,633	1,685,085,201	2,044,216,564

Cost of investments acquired
Bonds	118,736,760	955,896,139	1,438,251,127
Common and preferred stocks	1,368,839	2,485,870	30,216,379
Mortgage loans	70,086,833	279,402,635	187,868,518
Derivatives and other	417,047,643	205,246,216	782,188,617
Total investments acquired	607,240,075	1,443,030,860	2,438,524,641
Net decrease in contract loans	(1,312,192)	(3,267,743)	(3,709,863)
Net cash provided by (used for) investing activities	202,866,750	245,322,084	(390,598,214)

Financing and miscellaneous activities
Return of paid-in surplus	—	—	—
Dividends to stockholder	(94,800,000)	—	—
Other cash (used) provided	26,698,352	(19,140,219)	3,923,187
Net cash (used for) provided by financing and miscellaneous activities	(68,101,648)	(19,140,219)	3,923,187

Net increase (decrease) in cash, cash equivalents and short-term investments	188,886,868	84,899,036	(66,375,644)
Cash, cash equivalents and short-term investments, beginning of year	308,374,219	223,475,184	289,850,828
Cash, cash equivalents and short-term investments, end of year	$497,261,087	$308,374,220	$223,475,184

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(47,551,763)	(65,993,960)	(47,978,871)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(47,551,763)	(65,993,960)	(47,978,871)
Non-cash reserve adjustments on reinsurance ceded	—	—	(13,355,427,060)
Non-cash ceded premiums for reinsurance	(957,014)	20,735,675	13,467,654,534
Non-cash transfer of funds witheld for unauthorized reinsurance	7,438,729	(13,148,500)	(102,388,675)
Non-cash transfer of IMR liability for reinsurance	957,014	20,735,675	(104,364,668)
Non-cash IMR adjustment on reinsurance ceded	(957,014)	(20,735,675)	104,364,668
Non-cash transfer of other balances for reinsurance	—	—	(9,838,799)
Non-cash transfer of reserves for assumption reinsurance	(6,481,715)	(7,587,175)	—

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2023	2022	2021
Net (loss) income
1. TLA state basis			$16,212,188	$(2,418,291)	$134,611,056
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	4	(15,876,410)	7,516,210	(16,926,181)
			(15,876,410)	7,516,210	(16,926,181)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$32,088,598	$(9,934,501)	$151,537,237
Surplus
5. TLA state basis			$886,939,559	$948,629,171	$772,444,198
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	5	18,386,767	34,263,177	26,746,967
			18,386,767	34,263,177	26,746,967
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$868,552,792	$914,365,994	$745,697,231

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses:

7.for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

9.the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2023 and 2022, the Company had $23,519,091 and $25,950,347, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2023 and 2022 totaled $60,420 and $63,152 respectively, also subject to 100% reinsurance to Prudential.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2023 is presented below:

A. INDIVIDUAL ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$2,691,615	$—	$—	$2,691,615	0.01%
b. At book value less current surrender charge of 5% or more	1,856,806	—	—	1,856,806	0.01%
c. At fair value	—	—	17,734,225,853	17,734,225,853	77.78%
d. Total with market value adjustment or at fair value (total of 1 through 3)	4,548,421	—	17,734,225,853	17,738,774,274	77.80%
e. At book value without adjustment (minimal or no charge or adjustment)	1,252,102,862	—	—	1,252,102,862	5.49%
2. Not subject to discretionary withdrawal	3,593,265,403	—	215,448,869	3,808,714,272	16.71%
3. Total (gross: direct + assumed)	4,849,916,686	—	17,949,674,722	22,799,591,408	100.00%
4. Reinsurance ceded	1,052,092,910	—	—	1,052,092,910
5. Total (net)	$3,797,823,776	$—	$17,949,674,722	$21,747,498,498
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$928,403	$—	$—	$928,403

B. GROUP ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	478	—	—	478	0.03%
c. At fair value	—	—	1,503,681	1,503,681	84.65%
d. Total with market value adjustment or at fair value (total of 1 through 3)	478	—	1,503,681	1,504,159	84.68%
e. At book value without adjustment (minimal or no charge or adjustment)	272,108	—	—	272,108	15.32%
2. Not subject to discretionary withdrawal	—	—	—	—	0.00%
3. Total (gross: direct + assumed)	272,586	—	1,503,681	1,776,267	100.00%
4. Reinsurance ceded	—	—	—	—
5. Total (net)	$272,586	$—	$1,503,681	$1,776,267
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$239	$—	$—	$239

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C. DEPOSIT-TYPE CONTRACTS

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	—	—	0.00%
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00%
e. At book value without adjustment (minimal or no charge or adjustment)	13,002,365	—	—	13,002,365	1.77%
2. Not subject to discretionary withdrawal	720,855,752	—	—	720,855,752	98.23%
3. Total (gross: direct + assumed)	733,858,117	—	—	733,858,117	100.00%
4. Reinsurance ceded	577,322,569	—	—	577,322,569
5. Total (net)	$156,535,548	$—	$—	$156,535,548
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$3,792,045,531
2. Exhibit 5, Supplementary Contract Section, Total (net)	6,050,831
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	156,535,548
4. Subtotal	3,954,631,910
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,951,178,403
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,951,178,403
12. Combined total	$21,905,810,313

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2023 is presented below:

A.    General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$82,325,835	$82,505,255	$977,636,450
b. Universal Life	822,018,858	819,322,897	873,857,417
c. Universal Life with Secondary Guarantees	3,517,092,314	3,100,062,995	10,942,046,833
d. Indexed Universal Life	431,561,384	410,405,471	486,367,886
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,828,796	3,404,916
h. Variable Life	—	—	—
i. Variable Universal Life	508,662,613	507,249,244	634,966,757
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	84,950,163
b. Accidental Death Benefits	XXX	XXX	58,433
c. Disability - Active Lives	XXX	XXX	630,342
d. Disability - Disabled Lives	XXX	XXX	43,823,217
e. Miscellaneous Reserves	XXX	XXX	373,794,101
3. Total (gross: direct + assumed)	5,361,661,004	4,922,374,658	14,421,536,515
4. Reinsurance Ceded	4,806,789,307	4,364,988,437	13,823,886,770
5. Total (net) (3) - (4)	$554,871,697	$557,386,221	$597,649,745

B.    Separate Account with Guarantees

Not applicable.

C.    Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	5,302,909,204	5,302,909,204	5,302,909,204
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	5,302,909,204	5,302,909,204	5,302,909,204
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$5,302,909,204	$5,302,909,204	$5,302,909,204

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Reconciliation of total life actuarial reserves and deposit fund liabilities:
D. Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$589,076,064
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	58,433
3. Exhibit 5, Disability - Active Lives Section, Total (net)	459,893
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	3,814,113
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,241,242
6. Subtotal	597,649,745
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	5,302,909,204
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	5,302,909,204
11. Combined Total ((6) and (10))	$5,900,558,949

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $1,500 and $0 excluded from surplus at December 31, 2023 and 2022.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $138,843,958 and $150,405,868 as of December 31, 2023 and 2022, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2023 and 2022 were $40,472,783 and $44,552,487, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2023, 2022 and 2021 were ($3,207,953), $35,423,578 and $44,948,213, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2023, 2022 and 2021 was $1,828,765, $3,374,714 and $8,778,483, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($957,014) and $20,735,676 as of December 31, 2023 and 2022, respectively, as a result of reinsurance, see Note 6.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $1,351,669, $232,434, and $100,788 for the years ended December 31, 2023, 2022 and 2021, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2023, 2022, and 2021. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2023, 2022 and 2021, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively.

For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

Accounting Changes

In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million.

Recently Issued Accounting Standards

In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid-in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company.

In 2023, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office.

In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Revised Common Stock, SSAP No. 32 – Revised Preferred Stock, SSAP 43 – Revised

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Loan-Backed and Structured Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporate a principles-based definition which categories bonds as either issuer credit obligations or asset-backed securities. The changes primarily modify the following statutory statements: SSAP No. 26R – Bonds and SSAP No. 43R – Loan-Backed and Structured Securities, and in conjunction with the changes modify the title of SSAP No. 43R to Asset-Backed Securities. All changes will be effective January 1, 2025. The Company is currently evaluating the impact of the changes.

The Inflation Reduction Act of 2022 introduced a 15% Corporate Alternative Minimum Tax (“CAMT”) among other tax provisions. The provisions had an effective date beginning after December 31, 2022. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations (determined on an affiliated group basis) with average annual AFSI over a three-year period in excess of $1 billion ("applicable corporations"). The Company and its affiliated group have determined that the Company is a nonapplicable entity for 2023.

In 2022, the NAIC clarified the identification and reporting requirements of affiliate transactions within SSAP No. 25 - Affiliated and Other Related Parties and SSAP No. 43 - Revised Loan-Backed and Structured Securities and incorporated new reporting codes for affiliate transactions in the investment schedules of the annual statement blank. The new reporting requirements are intended to identify investments acquired through, or in, related parties, regardless of whether they meet the definition of an affiliate. The Company adopted this guidance in 2022, however, it is not material to the Company.

3. Investments

A. Components of Net Investment Income

	For the years ended December 31,
	2023	2022	2021
Interest income from bonds and short-term investments	$217,743,428	$197,643,122	$204,348,305
Dividends from common and preferred stocks	244,909	1,368,815	1,072,120
Interest income from contract loans	16,073	15,218	18,830
Interest income from mortgage loans on real estate	38,351,807	36,239,548	32,482,103
Interest and dividends from other investments	24,128,880	38,399,308	179,577,541
Gross investment income	280,485,097	273,666,011	417,498,899
Less: Investment expenses	5,554,032	8,687,914	9,416,423
Net investment income	$274,931,065	$264,978,097	$408,082,476

B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments

	As of December 31,
	2023	2022	2021
Gross unrealized capital gains	$55,090,753	$34,340,702	$639,251,334
Gross unrealized capital losses	(346,996,508)	(445,990,597)	(20,594,504)
Net unrealized capital (losses) gains	(291,905,755)	(411,649,895)	618,656,830
Balance, beginning of year	(411,649,895)	618,656,830	871,062,591
Change in net unrealized capital (losses) gains on bonds
and short-term investments	$119,744,140	$(1,030,306,725)	$(252,405,761)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,
	2023	2022	2021
Gross unrealized capital gains	$1,123,927	$719,442	$2,389,192
Gross unrealized capital losses	(233,112)	(5,185,629)	(859,129)
Net unrealized capital gains (losses)	890,815	(4,466,187)	1,530,063
Balance, beginning of year	(4,466,187)	1,530,063	873,735
Change in net unrealized capital gains (losses) on
common and preferred stocks	$5,357,002	$(5,996,250)	$656,328

D. Components of Net Realized Capital Losses

	For the years ended December 31,
	2023	2022	2021
Bonds and short-term investments	$(9,560,845)	$46,770,390	$57,132,912
Common stocks - unaffiliated	167,016	761,126	(432,016)
Mortgage loans on real estate	(7,828,471)	(703)	72,556
Derivatives	(440,250,241)	(68,649,340)	(253,796,348)
Other invested assets	54,659,326	(630,974)	(3,625,325)
Net realized capital losses	(402,813,215)	(21,749,501)	(200,648,221)
Capital loss tax expense	12,188,360	7,275,024	13,735,771
Net realized capital losses, after tax	(415,001,575)	(29,024,525)	(214,383,992)
Less: Amounts transferred to IMR	(3,207,953)	35,423,578	44,948,213
Net realized capital losses, after tax	$(411,793,622)	$(64,448,103)	$(259,332,205)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,
	2023	2022	2021
Bonds and short-term investments
Sale proceeds	$3,652,187,797	$3,596,298,320	$3,003,178,211
Gross realized capital gains on sales	3,257,654	79,525,009	61,482,074
Gross realized capital losses on sales	(9,657,467)	(32,321,058)	(3,902,409)
Unaffiliated common and preferred stock
Sale proceeds	25,987,746	1,027,964	7,838,285
Gross realized capital gains on sales	167,016	—	18,805
Gross realized capital losses on sales	—	—	(1,068,769)

Additionally, for the years ended December 31, 2023, 2022 and 2021, there was $269,680, $2,819,889 and $15,589,499 of investment income generated on 9, 24 and 36 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2023 and 2022 are disclosed in the table presented below. During the years 2023 and 2022, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2023 and 2022, the average fair values for derivatives held for other investment and/or risk management activities were $114,493,038 and $175,742,877, respectively. The Company did not have any unrealized gains or losses during 2023 and 2022 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2023			As of December 31, 2022
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$125,000	$(14,489)	$(24)	$125,000	$(17,075)	$—
Foreign currency swaps	23,959	1,135	177	24,232	2,418	1,134
Replication transactions
Interest rate swaps	200,000	(36,893)	66	200,000	(37,477)	—
Credit default swaps	250,000	4,858	3,460	250,000	1,992	272
Other investment and/or Risk Management activities
Interest rate swaps - offsetting	—	—	—	132,000	(140)	(140)
Macro hedge program	2,138,928	64,349	64,349	9,914,924	240,609	240,609
Total	$2,737,887	$18,960	$68,028	$10,646,156	$190,327	$241,875
Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Credit default swaps	$4,286	$—	$—
Foreign currency swaps and forwards	(23)	—	—
Interest rate swaps and swaptions	176	—	(17)
Macro hedge program	(444,681)	(66,849)	(254,324)
Total	$(440,242)	$(66,849)	$(254,341)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2023 and 2022, respectively:

December 31, 2023
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$250,000	$4,858	$3,460	5 years	Corporate Credit	BBB+	$—	$—	$—
Total	$250,000	$4,858	$3,460				$—	$—	$—

December 31, 2022
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$250,000	$1,992	$272	5 years	Corporate Credit	BBB+	$—	$—	$—
Total	$250,000	$1,992	$272				$—	$—	$—

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2023, 2022, and 2021, the Company had no losses on derivative instruments due to counterparty nonperformance.

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2023, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus. As of December 31, 2022, the Company had a significant concentration of credit risk, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus in one residential mortgage loan trust. The carrying value, gross unrealized gain, and estimated fair value of this investment were $99,199,445, $1,020,555, and $100,220,000, respectively, as of December 31, 2022. Further, the Company closely monitors this concentration of credit risk and the potential impact on capital and surplus should the issuer fail to perform according to the contractual terms of the investment.

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2023	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$513,446,656	$—	$(140,449,618)	$372,997,038
Guaranteed and sponsored - asset-backed	92,027,637	1,472,889	(7,217,824)	86,282,702
States, municipalities and political subdivisions	132,317,815	2,166,838	(7,556,420)	126,928,233
International governments	76,658,371	170,171	(3,169,483)	73,659,059
All other corporate - excluding asset-backed	2,129,483,759	47,706,176	(120,850,850)	2,056,339,085
All other corporate - asset-backed	849,782,364	2,670,194	(57,750,363)	794,702,195
Hybrid securities	106,584,149	904,485	(10,001,950)	97,486,684
Cash equivalents and short-term investments	419,274,329	—	—	419,274,329
Total bonds, cash equivalents and short-term investments	$4,319,575,080	$55,090,753	$(346,996,508)	$4,027,669,325

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2023	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,949,512	$407,537	$(233,112)	$9,123,937
Common stocks - affiliated	7,300,225	716,390	—	8,016,615
Total common stocks	$16,249,737	$1,123,927	$(233,112)	$17,140,552

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2022	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$498,927,624	$—	$(136,467,050)	$362,460,574
Guaranteed and sponsored - asset-backed	89,141,017	814,903	(6,110,435)	83,845,485
States, municipalities and political subdivisions	195,228,269	1,820,768	(17,065,179)	179,983,858
International governments	81,178,121	101,999	(4,703,803)	76,576,317
All other corporate - excluding asset-backed	2,235,394,468	30,598,214	(184,304,616)	2,081,688,066
All other corporate - asset-backed	968,922,014	983,769	(90,447,886)	879,457,897
Hybrid securities	69,556,994	—	(6,872,593)	62,684,401
Cash equivalents and short-term investments	299,200,866	21,050	(19,036)	299,202,880
Total bonds, cash equivalents and short-term investments	$4,437,549,373	$34,340,703	$(445,990,598)	$4,025,899,478

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2022	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$9,497,997	$361,778	$(722,344)	$9,137,431
Common stocks - affiliated	7,300,225	357,664	—	7,657,889
Total common stocks	$16,798,222	$719,442	$(722,344)	$16,795,320

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2022	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$29,089,285	$—	$(4,463,285)	$24,626,000
Total preferred stocks	$29,089,285	$—	$(4,463,285)	$24,626,000

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2023 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$476,780,792	$476,039,556
Due after one year through five years	646,193,696	631,177,845
Due after five years through ten years	570,024,432	559,216,376
Due after ten years	2,626,576,160	2,361,235,554
Total	$4,319,575,080	$4,027,669,331

At December 31, 2023 and 2022, securities with a statement value of $4,622,170 and $4,326,584 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

H. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 9.95% and 3.76% for loans during 2023 and had a maximum and minimum lending rate of 8.82% and 2.59% for loans during 2022. During 2023 and 2022, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2023 and 2022, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 64.20% and 71.54%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2023 and 2022, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2023 and 2022, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.

I. Restructured Debt in which the Company is a Creditor

The Company had one restructured commercial mortgage loan during the year ended December 31, 2023. The loan had an extension on the maturity date and no loss was incurred. The Company had no recorded investments in restructured debt, as of December 31, 2022.

J.    Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $586,972, $1,130,581, and $3,453,536 for the years ended December 31, 2023, 2022, and 2021, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC).The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

K. Repurchase Agreements and Other Collateral Transactions

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023, the fair value and amortized cost of the US. government securities transferred were $63,873,223 and $82,545,748 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $99,275,838 with a contractual maturity less than one year as of December 31, 2023. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $99,275,838 with a maturity date less than 360 as of December 31, 2023. As of December 31, 2022, the fair value and amortized cost of the US. government securities transferred were $157,666,368 and $235,516,633 respectively, with maturities greater than 3 years and cash collateral transferred of $104,826,114. The corresponding liability to repurchase was $117,625,113 with a contractual maturity less than one year as of December 31, 2022. The securities acquired from the use of the collateral in connection with the

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $117,625,113 with a maturity date less than 360 as of December 31, 2022.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2023 and 2022, was $0, as the Company did not participate in reverse repurchase agreements during 2023 and 2022.

Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2023 and 2022, securities pledged of $148,657,585 and $208,837,950, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $49,062,260 and $104,826,114, respectively, as of December 31, 2023 and 2022, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2023 and 2022, the Company accepted cash collateral associated with derivative instruments with a statement value of $1,217,000 and $67,775,933, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2023 and 2022 of $995,790 and $28,802,725, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2023 and 2022, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2023 and 2022, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2023 and 2022.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2023 and 2022:

December 31, 2023	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$116,814	$100,115	$(16,699)	$396,632	$272,882	$(123,750)	$513,446	$372,997	$(140,449)
Guaranteed & sponsored - asset-backed	2,412	2,390	(22)	52,173	44,977	(7,196)	54,585	47,367	(7,218)
States, municipalities & political subdivisions	18,139	15,898	(2,241)	45,259	39,943	(5,316)	63,398	55,841	(7,557)
International governments	2,479	2,465	(14)	70,847	67,691	(3,156)	73,326	70,156	(3,170)
All other corporate - excluding asset-backed	310,781	283,923	(26,858)	1,080,872	986,879	(93,993)	1,391,653	1,270,802	(120,851)
All other corporate - asset-backed	94,503	87,521	(6,982)	550,847	500,079	(50,768)	645,350	587,600	(57,750)
Hybrid securities	—	—	—	84,429	74,427	(10,002)	84,429	74,427	(10,002)
Short-term investments	—	—	—	—	—	—	—	—	—
Total fixed maturities	545,128	492,312	(52,816)	2,281,059	1,986,878	(294,181)	2,826,187	2,479,190	(346,997)
Common stock-unaffiliated	6	6	—	1,372	1,139	(233)	1,378	1,145	(233)
Total stocks	6	6	—	1,372	1,139	(233)	1,378	1,145	(233)
Total securities	$545,134	$492,318	$(52,816)	$2,282,431	$1,988,017	$(294,414)	$2,827,565	$2,480,335	$(347,230)

December 31, 2022	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$397,195	$305,415	$(91,780)	$101,732	$57,045	$(44,687)	$498,927	$362,460	$(136,467)
Guaranteed & sponsored - asset-backed	56,073	52,554	(3,519)	16,014	13,423	(2,591)	72,087	65,977	(6,110)
States, municipalities & political subdivisions	131,812	115,401	(16,411)	4,322	3,667	(655)	136,134	119,068	(17,066)
International governments	77,740	73,139	(4,601)	1,315	1,212	(103)	79,055	74,351	(4,704)
All other corporate - excluding asset-backed	1,555,891	1,400,797	(155,094)	239,447	210,236	(29,211)	1,795,338	1,611,033	(184,305)
All other corporate - asset-backed	613,135	565,198	(47,937)	337,033	294,522	(42,511)	950,168	859,720	(90,448)
Hybrid securities	29,031	28,274	(757)	40,526	34,411	(6,115)	69,557	62,685	(6,872)
Short-term investments	88,909	88,890	(19)	—	—	—	88,909	88,890	(19)
Total fixed maturities	2,949,786	2,629,668	(320,118)	740,389	614,516	(125,873)	3,690,175	3,244,184	(445,991)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Preferred stock - unaffiliated	29,089	24,626	(4,463)	—	—	—	29,089	24,626	(4,463)
Total stocks	29,089	24,626	(4,463)	722	—	(722)	29,811	24,626	(5,185)
Total securities	$2,978,875	$2,654,294	$(324,581)	$741,111	$614,516	$(126,595)	$3,719,986	$3,268,810	$(451,176)

As of December 31, 2023, fixed maturities, comprised of 1,061 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, 90% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2023 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

Most of the securities depressed for twelve months or more primarily related to US. government agency securities, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the technology & communications sector, which were depressed primarily due to an increase in interest rates

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

As of December 31, 2022, fixed maturities, comprised of 876 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, 92% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2022 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

M. Loan-backed and Structured Securities OTTI

For the years ended December 31, 2023, 2022 and 2021, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

N. 5GI Securities

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5GI securities for the Company are immaterial for the years ended December 31, 2023 and 2022.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company utilizes the services of third-party investment managers, including Hartford Investment Management Company (“HIMCO”) and Sixth Street Insurance Solutions, L.P., that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3     Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2023
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$5,681	$—	$3,443	$—	9,124
	Cash equivalents	357,261	—	—	—	357,261
	Total bonds and stocks	362,942	—	3,443	—	366,385
	Derivative assets
	Macro hedge program	—	—	94,133	—	94,133
	Total derivative assets	—	—	94,133	—	94,133
	Separate Account assets [1]	23,294,728	—	—	—	23,294,728
	Total assets accounted for at fair value	$23,657,670	$—	$97,576	$—	$23,755,246
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Macro hedge program	$—	$(29,784)	$—	$—	$(29,784)
	Total liabilities accounted for at fair value	$—	$(29,784)	$—	$—	$(29,784)
[1]Excludes approximately $(11) million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

As of December 31, 2022
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$5,594	$—	$3,443	$—	$9,037
	Preferred stocks - unaffiliated	—	24,626	—	—	24,626
	Cash equivalents	184,334	—	—	—	184,334
	Total bonds and stocks	189,928	24,626	3,443	—	217,997
	Derivative assets
	Interest rate derivatives	—	1,831	—	—	1,831
	Macro hedge program	—	38,845	282,590	—	321,435
	Total derivative assets	—	40,676	282,590		323,266
	Separate Account assets [1]	22,171,530	—	—	—	$22,171,530
	Total assets accounted for at fair value	$22,361,458	$65,302	$286,033	$—	$22,712,793
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	$—	$(1,972)	$—	$—	$(1,972)
	Macro hedge program	—	(49,316)	(31,509)	—	(80,825)
	Total liabilities accounted for at fair value	$—	$(51,288)	$(31,509)		$(82,797)
[1] Excludes approximately $7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment managers.

The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2023 and 2022, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2023
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Interest rate swaptions	$33,850	Option model	Interest rate volatility	—%	3%	Increase
Equity options [2]	54,849	Option model	Equity volatility	12%	20%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2022
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	$235,827	Option model	Equity volatility	18%	64%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2023 and 2022:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2023	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2023
Assets
Common stocks - unaffiliated	$3,443	$—	$—	$—	$—	$—	$—	$—	$3,443
Total bonds and stocks	3,443	—	—	—	—	—	—	—	3,443
Derivatives
Macro hedge program	251,081	—	—	—	(61,387)	119,831	—	(215,392)	94,133
Total derivatives [3]	251,081	—	—	—	(61,387)	119,831	—	(215,392)	94,133
Total assets	$254,524	$—	$—	$—	$(61,387)	$119,831	$—	$(215,392)	$97,576
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2022	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2022
Assets
Common stocks - unaffiliated	$1,681	$—	$—	$—	$—	$1,762	$—	$—	$3,443
Total bonds and stocks	1,681	—	—	—	—	1762	—	—	3,443
Derivatives
Macro hedge program	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total derivatives [3]	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total assets	$205,364	$—	$—	$—	$116,000	$117,659	$—	$(184,499)	$254,524
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands)	December 31, 2023
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,608,395	$3,900,301	$—	$3,002,289	$606,106	$—	$—
Common stocks - unaffiliated	9,124	9,124	5,681	—	3,443	—	—
Mortgage loans	724,253	791,529	—	—	724,253	—	—
Cash, cash equivalents and short-term investments - unaffiliated	357,261	357,261	357,261	—	—	—	—
Cash, cash equivalents and short-term investments - affiliated	140,000	140,000	—	—	140,000	—	—
Derivative related assets	98,064	98,129	3,931	94,133	—	—	—
Contract loans	86,753	86,753	—	—	86,753	—	—
Surplus debentures	41,383	41,836	—	41,383	—	—	—
Separate Account assets [1]	23,294,728	23,294,728	23,294,728	—	—	—	—
Total assets	$28,359,961	$28,719,661	$23,661,601	$3,137,805	$1,560,555	$—	$—
Liabilities
Liability for deposit-type contracts	$(156,536)	$(156,536)	$—	$—	$(156,536)	$—	$—
Derivative related liabilities	(30,011)	$(30,077)	—	(30,011)	—	—	—
Separate Account liabilities	(23,294,728)	(23,294,728)	(23,294,728)	—	—	—	—
Total liabilities	$(23,481,275)	$(23,481,341)	$(23,294,728)	$(30,011)	$(156,536)	$—	$—
[1] Excludes approximately $(11) million, at December 31, 2023, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

(Amounts in thousands)	December 31, 2022
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,726,696	$4,138,349	$—	$3,259,227	$467,469	$—	$—
Bonds - affiliated	—	—	—	—	—	—	—
Preferred stocks - unaffiliated	24,626	24,626	—	24,626	—	—	—
Common stocks - unaffiliated	9,037	9,037	5,594	—	3,443	—	—
Mortgage loans	907,343	994,929	—	—	907,343	—	—
Cash, cash equivalents and short-term investments - unaffiliated	308,374	308,374	193,508	114,866	—	—	—
Derivative related assets	327,677	324,672	—	45,087	282,590	—	—
Contract loans	88,065	88,065	—	—	88,065	—	—
Surplus debentures	41,174	41,838	—	24,825	16,349	—	—
Low-income housing tax credits	8	8	—	—	8	—	—
Separate Account assets [1]	22,171,530	22,171,530	22,171,530	—	—	—	—
Total assets	$27,604,530	$28,101,428	$22,370,632	$3,468,631	$1,765,267	$—	$—
Liabilities
Liability for deposit-type contracts	$(169,983)	$(169,983)	$—	$—	$(169,983)	$—	$—
Derivative related liabilities	(137,350)	(82,797)	—	(105,841)	(31,509)	—	—
Separate Account liabilities	(22,171,530)	(22,171,530)	(22,171,530)	—	—	—	—
Total liabilities	$(22,478,863)	$(22,424,310)	$(22,171,530)	$(105,841)	$(201,492)	$—	$—

[1] Excludes approximately $7 million, at December 31, 2022, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

At December 31, 2023 and 2022 the Company had no investments where it was not practicable to estimate fair value.

5. Income Taxes

A.The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2023
			Ordinary	Capital	Total
	(a)	Gross DTA	$162,998,357	$2,721,299	$165,719,656
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	162,998,357	2,721,299	165,719,656
	(d)	Deferred tax assets nonadmitted	38,638,543	—	38,638,543
	(e)	Subtotal net admitted deferred tax assets	124,359,814	2,721,299	127,081,113
	(f)	Deferred tax liabilities	35,857,023	35,434,090	71,291,113
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$88,502,791	$(32,712,791)	$55,790,000

2				2023
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	53,178,189	2,611,811	55,790,000
		(1) DTAs expected to be realized after the balance sheet date	53,178,189	2,611,811	55,790,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	124,672,434
	(c)	DTAs offset against DTLs	71,181,625	109,488	71,291,113
	(d)	DTAs admitted as a result of application of SSAP No. 101	$124,359,814	$2,721,299	$127,081,113

3	(a)	Ratio % used to determine recovery period and threshold limitation	966%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	831,149,559

4			2023
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$162,998,357	$2,721,299
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$124,359,814	$2,721,299
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

1				2022
			Ordinary	Capital	Total
	(a)	Gross DTA	$148,502,633	$2,806,771	$151,309,404
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	148,502,633	2,806,771	151,309,404
	(d)	Deferred tax assets nonadmitted	—	—	—
	(e)	Subtotal net admitted deferred tax assets	148,502,633	2,806,771	151,309,404
	(f)	Deferred tax liabilities	51,934,982	48,650,340	100,585,322
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$96,567,651	$(45,843,569)	$50,724,082

2				2022
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	48,587,737	2,641,263	51,229,000
		(1) DTAs expected to be realized after the balance sheet date	48,587,737	2,641,263	51,229,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	107,757,330
	(c)	DTAs offset against DTLs	99,914,896	165,508	100,080,404
	(d)	DTAs admitted as a result of application of SSAP No. 101	$148,502,633	$2,806,771	$151,309,404

3	(a)	Ratio % used to determine recovery period and threshold limitation	1043%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	897,905,089

4			2022
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$148,502,633	$2,806,771
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	1%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$148,502,633	$2,806,771
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1			Change During 2023
			Ordinary	Capital	Total
	(a)	Gross DTA	$14,495,724	$(85,472)	$14,410,252
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	14,495,724	(85,472)	14,410,252
	(d)	Deferred tax assets nonadmitted	38,638,543	—	38,638,543
	(e)	Subtotal net admitted deferred tax assets	(24,142,819)	(85,472)	(24,228,291)
	(f)	Deferred tax liabilities	(16,077,959)	(13,216,250)	(29,294,209)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(8,064,860)	$13,130,778	$5,065,918

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

2			Change During 2023
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	4,590,452	(29,452)	4,561,000
		(1) DTAs expected to be realized after the balance sheet date	4,590,452	(29,452)	4,561,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	(10,013,329)
	(c)	DTAs offset against DTLs	(28,733,271)	(56,020)	(28,789,291)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(24,142,819)	$(85,472)	$(24,228,291)

3	(a)	Ratio % used to determine recovery period and threshold limitation	(77)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(66,755,530)

4			Change During 2023
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$14,495,724	$(85,472)
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	(1)%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(24,142,819)	$(85,472)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	—%	—%

B.    DTLs are not recognized for the following amounts:

Not Applicable.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2023	2022	Change
	(a)	Federal	$19,898,443	$(24,113,001)	$44,011,444
	(b)	Foreign	—	—	—
	(c)	Subtotal	19,898,443	(24,113,001)	44,011,444
	(d)	Federal income tax on net capital gains	12,188,360	7,275,024	4,913,336
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$32,086,803	$(16,837,977)	$48,924,780

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2023	2022	Change
	DTA: Ordinary
	Policyholder reserves	$43,481,897	$44,037,752	$(555,855)
	Deferred acquisition costs	100,349,364	88,959,591	11,389,773
	Compensation and benefits	—	31,500	(31,500)
	Investments		—	—
	Net operating loss carryforward		—	—
	Tax credit carryforward	13,130,850	9,330,850	3,800,000
	Other	6,036,246	6,142,940	(106,694)
	Subtotal: DTA Ordinary	162,998,357	148,502,633	14,495,724
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	162,998,357	148,502,633	14,495,724
	Nonadmitted ordinary DTA	38,638,543	—	38,638,543
	Admitted ordinary DTA	124,359,814	148,502,633	(24,142,819)
	DTA: Capital
	Investments	2,721,299	2,806,771	(85,472)
	Subtotal: DTA Capital	2,721,299	2,806,771	(85,472)
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	2,721,299	2,806,771	(85,472)
	Nonadmitted capital DTA	—	—	—
	Admitted capital DTA	2,721,299	2,806,771	(85,472)
	Total Admitted DTA	$127,081,113	$151,309,404	$(24,228,291)

DTL: Ordinary
Investments	$33,473,247	$48,359,318	$(14,886,071)
Deferred and uncollected premium	—	—	—
Policyholder reserves	2,383,776	3,575,664	(1,191,888)
Other	—	—	—
Gross DTL ordinary	35,857,023	51,934,982	(16,077,959)
DTL: Capital
Investments	35,434,090	48,650,340	(13,216,250)
Other	—	—	—
Gross DTL capital	35,434,090	48,650,340	(13,216,250)
Total DTL	71,291,113	100,585,322	(29,294,209)
Net adjusted DTA/(DTL)	$55,790,000	$50,724,082	$5,065,918
Adjust for the change in deferred tax on unrealized gains/losses			(10,983,625)
Adjust for the change in nonadmitted deferred tax			38,638,543
Adjusted change in net deferred Income Tax			$32,720,836

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2023	income	2022	income	2021	income
	Tax effect	$48,298,991	Tax effect	$(19,256,266)	Tax effect	$120,579,910
Statutory tax	$10,142,788	21.00%	$(4,043,816)	21.00%	$25,321,781	21.00%
Tax preferred investments	(17,031,728)	(35.26)%	(18,282,825)	94.94%	(14,088,142)	(11.68)%
Interest maintenance reserve	(856,738)	(1.77)%	2,375,769	(12.34)%	(14,320,937)	(11.88)%
Amortization of inception gain	(3,454,265)	(7.15)%	(4,974,717)	25.83%	(4,974,717)	(4.13)%
VA Hedge gains reported in surplus	14,478,051	29.98%	34,656,802	(179.98)%	4,415,554	3.66%
Change in basis of computing reserves	—	—%	5,136,894	(26.68)%	—	—%
Prior period adjustments	(593,187)	(1.23)%	(890,709)	4.63%	610,865	0.51%
Change in deferred tax on non-admitted assets	(54,419)	(0.11)%	454,237	(2.36)%	(258,548)	(0.21)%
Foreign related investments	(3,002,000)	(6.22)%	(1,824,900)	9.48%	(2,765,000)	(2.29)%
All other	(262,535)	(0.56)%	32,089	(0.16)%	51,898	0.02%
Total statutory income tax	(634,033)	(1.32)%	12,638,824	(65.64)%	(6,007,246)	(5.00)%
Federal and foreign income taxes incurred	32,086,803	66.43%	(16,837,977)	87.44%	(14,031,146)	(11.64)%
Change in net deferred income taxes	(32,720,836)	(67.75)%	29,476,801	(153.09)%	8,023,900	6.64%
Total statutory income tax	$(634,033)	(1.32)%	$12,638,824	(65.64)%	$(6,007,246)	(5.00)%

E.    Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2023, the Company had $0 of net operating loss carryforwards, and $13,130,850 of foreign tax credit carryovers which expire between 2028 and 2033.
2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2023	—
2022	—
2021	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2023.

F.    Consolidated Federal Income Tax Return

1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

TR Re, Ltd.
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $85,525,728 and $5,122,615 respectively, as of December 31, 2023 and $61,453,139 and $28,770,054 respectively, as of December 31, 2022.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,910,472,242	$430,711,040	$(14,902,548,096)	$4,438,635,186
Liability for deposit-type contracts	733,418,140	430,092	(577,312,682)	156,535,550
Policy and contract claim liabilities	209,526,698	14,022,376	(199,675,762)	23,873,312
Premium and annuity considerations	774,475,502	51,512,860	(751,972,988)	74,015,374
Death, annuity, disability and other benefits	1,600,431,230	80,743,759	(1,469,947,683)	211,227,306
Surrenders and other fund withdrawals	2,452,684,835	158,857,240	(1,404,968,467)	1,206,573,608

2022	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$19,616,158,015	$456,864,211	$(15,407,884,903)	$4,665,137,323
Liability for deposit-type contracts	812,556,516	334,089	(642,907,752)	169,982,853
Policy and contract claim liabilities	188,184,446	9,608,492	(179,696,152)	18,096,786
Premium and annuity considerations	819,381,471	62,675,930	(828,399,766)	53,657,635
Death, annuity, disability and other benefits	1,550,348,958	97,923,497	(1,421,232,189)	227,040,266
Surrenders and other fund withdrawals	2,340,373,565	131,470,492	(1,354,829,420)	1,117,014,637

2021	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,830,507,419	$859,279,164	$(14,859,366,482)	$4,830,420,101
Liability for deposit-type contracts	899,531,652	246,818	(716,010,403)	183,768,067
Policy and contract claim liabilities	231,270,273	21,147,387	(228,987,444)	23,430,216
Premium and annuity considerations	901,362,020	82,943,229	(14,308,900,870)	(13,324,595,621)
Death, annuity, disability and other benefits	1,654,726,072	127,708,572	(1,453,150,077)	329,284,567
Surrenders and other fund withdrawals	2,981,648,379	178,837,868	(401,880,296)	2,758,605,951

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2023, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $13.8 billion for Prudential Financial Inc. ("Prudential") offset by $10.3 billion of market value of assets held in trust, for a net exposure of $3.5 billion. In addition, reserve credits totaling $1.6 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.5 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2022, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $14.3 billion for Prudential offset by $10.0 billion of market value of assets held in trust, for a net exposure of $4.3 billion. In addition, reserve credits totaling $1.7 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.7 billion of market value of assets held in trust, for no net exposure.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $18,386,767 in 2023, a decrease of $15,876,410 from the 2022 balance of $34,263,177. The total amount of reinsurance credits taken for this agreement was $23,274,388 in 2023, a decrease of $20,096,723 from the 2022 balance of $43,371,111.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $19.0 million, and $19.0 million in 2023, 2022 and 2021, respectively.

In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $4.7 million, and $4.7 million in 2023, 2022, and 2021, respectively.
B. Reinsurance Ceded to Affiliates

The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $15,010,012 and $0 as payable to parents, subsidiaries and affiliates as of December 31, 2023 and 2022, respectively. Amounts are settled in accordance with terms of the agreements.

Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200M in aggregate to the affiliates. TLA may also borrow a total of $600M consisting of $200M from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. On January 27, 2023, TLA loaned $60M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.5% and the maturity date was January 26, 2024. The loan was repaid on December 21, 2023. On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 5.22% and the maturity date is October 15, 2024.

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2023 and 2022.

On July 6, 2023, TLA paid a dividend of $94,800,000 to TL, the Company's parent.
Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2023 and 2022 were immaterial.

As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2023 and 2022, were immaterial.
The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2023 and 2022.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

9. Debt

A. FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023 and 2022, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2023 and 2022, the Company's pledge limits were $222 million and $237 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

a. Aggregate Totals

1.As of December 31, 2023

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	222,000,000	222,000,000	—

2. As of December 31, 2022

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	237,000,000	237,000,000	—

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2023

				Eligible for Redemption
Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$—		$—	$—	$—	$—
2	Class B	3,443,100	3,425,139	17,961	—	—	—
3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2023

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$107,759,543	$115,270,467	$—
2	Current Year General Account: Total Collateral Pledged	107,759,543	115,270,467	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	186,029,443	198,182,721	—

    b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	189,629,200	197,338,243	$—
2	Current Year General Account Maximum Collateral Pledged	189,629,200	197,338,243	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	186,029,443	198,182,721	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2023 and 2022.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2023 and 2022.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022, and 2021. For additional information on dividends paid in 2023, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $428,005,810 in 2024.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2023	2022
Unrealized capital losses, gross of tax	$48,131,871	$31,155,039
Asset valuation reserve	(138,843,958)	(150,405,868)
Nonadmitted asset values	(55,038,614)	(16,142,494)
Separate Account expense allowance	24,470,651	25,657,707

11. Separate Accounts

The Company maintained Separate Account assets totaling $23,305,545,372 and $22,177,651,722 as of December 31, 2023 and 2022, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2023 and 2022, the Company’s Separate Account statement included legally insulated assets of $23,305,545,372 and $22,177,651,722, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $458,449,252, $487,028,149 and $551,133,174 for the years ended December 31, 2023, 2022 and 2021, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

An analysis of the Separate Accounts as of December 31, 2023 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2023	$—	$—	$—	$254,614,684	$254,614,684
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$23,254,087,606	$23,254,087,606
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$23,254,087,606	$23,254,087,606
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	23,038,638,737	23,038,638,737
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	23,038,638,737	23,038,638,737
Not subject to discretionary withdrawal	—	—	—	215,448,869	215,448,869
Total	$—	$—	$—	$23,254,087,606	$23,254,087,606

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2023	December 31, 2022	December 31, 2021
Transfer to Separate Accounts	254,614,683	$267,966,954	$324,159,709
Transfer from Separate Accounts	2,394,979,793	2,380,057,675	3,133,066,954
Net Transfer from Separate Accounts	(2,140,365,110)	(2,112,090,721)	(2,808,907,245)
Internal exchanges and other Separate Account activity	(4,196,019)	(14,860,797)	(5,072,046)
Transfer from Separate Accounts on the Statements of Operations	$(2,144,561,129)	$(2,126,951,518)	$(2,813,979,291)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

12. Commitments and Contingent Liabilities

A. Litigation

On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in two putative class action lawsuits in the United States District Courts for the District of Connecticut and the District of Massachusetts. These cases are captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. (MA) and Guitang v. Talcott Resolution Life Insurance Company (CT). The lawsuits relate to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a third-party service provider for Talcott Resolution, uses the MOVEit file transfer system in the performance of its services. PBI has used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiffs seek to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiffs allege that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaints assert claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend these actions.

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2023, 2022, and 2021. The Company had immaterial guaranty fund receivables as of December 31, 2023 and 2022, respectively.

C. Contingent Commitments

As of December 31, 2023 and 2022, the Company has outstanding commitments totaling $263,685,006 and $320,634,407, respectively, of which $182,114,249 and $179,360,416, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2023 and 2022, $81,570,757 and $141,273,991, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $0 and $0 are related to various funding obligations associated with private placement securities, as of December 31, 2023 and 2022, respectively.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2023 and December 31, 2022, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations..	$—	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.

(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the      contracts covered in the guarantee agreement.

D. Leases

Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $723,965, $767,400 and $836,059 in 2023, 2022, and 2021, respectively. Future minimum rental commitments are immaterial.

The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. The Company relocated its office from Windsor, Connecticut to Hartford, Connecticut in September 2023.
E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2019, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

The Company has evaluated events subsequent to December 31, 2023, through April 23, 2024, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.